                                                               File No. 33-83238
                                                               File No. 811-8724
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
           Pre-Effective Amendment No.                                       [_]
                                      -----
          Post-Effective Amendment No.  12                                   [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                         Amendment No.  13                                   [X]
                                      -----

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                  Amy J. Lee
                  Associate General Counsel and Vice President
                  Security Benefit Group, Inc.
                  One Security Benefit Place
                  Topeka, KS 66636-0001
                  (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[_] this  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual  flexible premium deferred  variable annuity contracts and individual
single  premium  immediate   variable  annuity  contracts   (collectively,   the
"Contract").

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
      An Individual Flexible Premium
      Deferred Variable Annuity Contract
      May 1, 2002

      --------------------------------------------------------------------------
      ISSUED BY:                               MAILING ADDRESS:
      Security Benefit                         T. Rowe Price Variable
      Life Insurance Company                   Annuity Service Center
      One Security Benefit Place               P.O. Box 750440
      Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0440
      1-800-888-2461                           1-800-469-6587

INTRODUCTION
--------------------------------------------------------------------------------

    > THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED
      THESE  SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE.
      ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    > THIS  PROSPECTUS IS  ACCOMPANIED  BY A CURRENT  PROSPECTUS FOR THE T. ROWE
      PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND
      THE  T.  ROWE  PRICE  INTERNATIONAL  SERIES,  INC.  YOU  SHOULD  READ  THE
      PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

    This  Prospectus  describes  the T. Rowe Price No-Load  Variable  Annuity--a flexible premium deferred variable annuity contract (the "Contract")  issued by Security Benefit Life Insurance Company (the "Company").  The Contract is
    available  for  individuals  as a non-tax  qualified  retirement  plan.  The
    Contract is also  available  as an  individual  retirement  annuity  ("IRA")
    qualified  under Section 408, or a Roth IRA qualified under Section 408A, of the Internal  Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

    You may allocate  your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the  Company  called the T. Rowe Price
    Variable Annuity  Account,  or to the Fixed Interest Account of the Company.
    Each Subaccount  invests in a  corresponding  Portfolio of the T. Rowe Price
    Equity Series,  Inc., the T. Rowe Price Fixed Income Series, Inc., or the T.
    Rowe Price  International  Series,  Inc. (the  "Funds").  Each  Portfolio is
    listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio
    T. Rowe Price Blue Chip Growth Portfolio
    T. Rowe Price Health Sciences Portfolio
    T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
    T. Rowe Price International Stock Portfolio

    The  investments  made by the Funds at any given time are not expected to be the same as the investments  made by other mutual funds sponsored by T. Rowe
    Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the
    Portfolios.  Different  performance  will result due to  differences in cash flows  into  and out of the  Portfolios,  different  fees and  expenses  and differences in portfolio size and positions.

    Amounts that you allocate to the  Subaccounts  will vary based on investment performance of the  Subaccounts.  The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

    Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as  described  in "The Fixed  Interest
    Account,"  page 29.  The  Company  guarantees  Account  Value  in the  Fixed
    Interest Account.

    When  you are  ready to  begin  receiving  annuity  payments,  the  Contract provides several options for annuity  payments (see "Annuity  Options," page
    27).

    You may return a Contract according to the terms of its Free-Look Right (see
    "Free-Look   Right,"  page  22).  This   Prospectus   concisely  sets  forth
    information  about the  Contract  and the T.  Rowe  Price  Variable  Annuity
    Account that you should know before purchasing the Contract.  The "Statement of Additional Information," dated May 1, 2002, which has been filed with the
    Securities and Exchange  Commission (the "SEC") contains certain  additional
    information.   The  Statement  of  Additional  Information,  as  it  may  be
    supplemented  from time to time,  is  incorporated  by  reference  into this
    Prospectus  and is  available  at no charge,  by  writing  the T. Rowe Price
    Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440,
    or by calling  1-800-469-6587.  The table of  contents of the  Statement  of
    Additional Information is set forth on page 44 of this Prospectus.

    Date: May 1, 2002

CONTENTS
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    > YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
      CONSIDER  THIS  PROSPECTUS  TO BE AN OFFERING IF THE  CONTRACT  MAY NOT BE
      LAWFULLY  OFFERED IN YOUR  STATE.  YOU SHOULD  ONLY RELY UPON  INFORMATION
      CONTAINED IN THIS  PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT
      AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

    Definitions                                                                5
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    Summary                                                                    7
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    Expense Table                                                              9
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    Condensed Financial Information                                           11
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    Information About the Company, the Separate Account, and the Funds        13
    ----------------------------------------------------------------------------
    The Contract                                                              16
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    Charges and Deductions                                                    24
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    Annuity Payments                                                          25
    ----------------------------------------------------------------------------
    The Fixed Interest Account                                                29
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    More About the Contract                                                   32
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    Federal Tax Matters                                                       33
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    Other Information                                                         40
    ----------------------------------------------------------------------------
    Performance Information                                                   43
    ----------------------------------------------------------------------------
    Additional Information                                                    44
    ----------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

    > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

    ACCOUNT  VALUE  The  total  value  of a  Contract,  which  includes  amounts allocated to the  Subaccounts  and the Fixed Interest  Account.  The Company
    determines  Account  Value as of each  Valuation  Date prior to the  Annuity
    Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

    ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the  Annuity  Payout Date or, if earlier,  when the  Contract is  terminated through a full  withdrawal,  payment  of  charges,  or  payment of the death benefit proceeds.

    ACCUMULATION UNIT A unit of measure used to calculate Account Value.

    ANNUITANT The person or persons on whose life annuity  payments depend under
    Annuity Options 1 through 4. If Joint  Annuitants are named in the Contract,
    "Annuitant"  means both Annuitants  unless otherwise  stated.  The Annuitant receives Annuity Payments during the Annuity Period.

    ANNUITY A series of  periodic  income  payments  made by the  Company  to an
    Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the Annuity Option.

    ANNUITY  OPTIONS or OPTIONS  Options under the Contract  that  prescribe the provisions under which a series of Annuity Payments are made.

    ANNUITY  PAYMENTS  Payments  made  beginning  on  the  Annuity  Payout  Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly,  semiannual or annual basis depending upon the Annuity Option selected.

    ANNUITY PERIOD The period  beginning on the Annuity Payout Date during which annuity payments are made.

    ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

    AUTOMATIC  INVESTMENT  PROGRAM A program pursuant to which purchase payments are automatically  paid from your checking account on a specified day of the month,  on a monthly,  quarterly,  semiannual or annual  basis,  or a salary reduction arrangement.

    CONTRACT  DATE The date shown as the  Contract  Date in a  Contract.  Annual
    Contract  anniversaries  are measured from the Contract  Date. It is usually the date that the initial purchase payment is credited to the Contract.

    CONTRACTOWNER or OWNER The person entitled to the ownership rights under the
    Contract and in whose name the Contract is issued.

    CONTRACT YEAR Each 12-month period measured from the Contract Date.

    DESIGNATED  BENEFICIARY The person having the right to the death benefit, if any,  payable  upon the  death of the Owner or the Joint  Owner  during  the
    Accumulation Period or the death of the Annuitant during the Annuity Period.
    The Designated Beneficiary is the first person on the following list who, if a  natural  person,  is alive on the date of death of the Owner or the Joint
    Owner: the Owner; the Joint Owner;  the Primary  Beneficiary;  the Secondary
    Beneficiary;  the Annuitant;  or if none of the above is alive,  the Owner's
    Estate.

    FIXED  INTEREST  ACCOUNT An account  that is part of the  Company's  General
    Account  in which  all or a  portion  of the  Account  Value may be held for accumulation  at fixed  rates of  interest  (which  may not be less than 3%)
    declared by the Company periodically at its discretion.

    FUNDS T. Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income Series,
    Inc.,  and  T.  Rowe  Price   International   Series,  Inc.  The  Funds  are
    diversified,  open-end management  investment companies commonly referred to as mutual funds.

    GENERAL  ACCOUNT All assets of the Company other than those allocated to the
    Separate Account or to any other separate account of the Company.

    PAYMENT  UNIT A unit of measure  used to calculate  Annuity  Payments  under
    Options 1 through 4 and 8.

    PURCHASE  PAYMENT The amounts paid to the Company as  consideration  for the
    Contract.

    SEPARATE  ACCOUNT The T. Rowe Price  Variable  Annuity  Account,  a separate account of the Company. Account Value may be allocated to Subaccounts of the
    Separate Account for variable accumulation.

    SUBACCOUNT A division of the Separate  Account of the Company  which invests in a separate Portfolio of one of the Funds. Currently,  ten Subaccounts are
    available under the Contract.

    T. ROWE PRICE  VARIABLE  ANNUITY  SERVICE  CENTER P.O.  Box 750440,  Topeka,
    Kansas 66675-0440, 1-800-469-6587.

    VALUATION  DATE Each date on which the  Separate  Account is  valued,  which currently  includes each day that the T. Rowe Price Variable Annuity Service
    Center and the New York Stock  Exchange  are both open for  trading.  The T.
    Rowe Price Variable  Annuity  Service Center and the New York Stock Exchange
    are closed on weekends and on the following holidays: New Year's Day, Martin
    Luther  King,  Jr.  Day,   Presidents'  Day,  Good  Friday,   Memorial  Day,
    Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    VALUATION  PERIOD A period used in measuring  the  investment  experience of each  Subaccount.  The Valuation Period begins at the close of one Valuation
    Date and ends at the close of the next succeeding Valuation Date.

    WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company.  The  Withdrawal  Value during the Annuity Period under
    Option 8 is the present  value of future  annuity  payments  commuted at the assumed interest rate less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

    This summary  provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this Prospectus,  the Statement of Additional  Information,  and the Contract.  Unless the context indicates otherwise,  the  discussion  in  this  summary  and  the  remainder  of  the
    Prospectus  relate to the portion of the  Contract  involving  the  Separate
    Account.  The Fixed Interest  Account is briefly  described under "The Fixed
    Interest Account," page 29 and in the Contract.

PURPOSE OF THE CONTRACT

    The  flexible  premium  deferred  variable  annuity  contract   ("Contract")
    described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

    You may purchase the Contract as a non-tax qualified  retirement plan for an individual  ("Non-Qualified  Plan").  If you  are  eligible,  you  may  also purchase the Contract as an individual  retirement annuity ("IRA") qualified under  Section  408, or a Roth IRA  qualified  under  Section  408A,  of the
    Internal  Revenue  Code of 1986,  as  amended  ("Qualified  Plan").  See the discussion of IRAs and Roth IRAs under  "Section 408 and Section 408A," page
    38.

THE SEPARATE ACCOUNT AND THE FUNDS

    You may  allocate  your  purchase  payments  to the T. Rowe  Price  Variable
    Annuity Account (the "Separate  Account").  See "Separate Account," page 13.
    The Separate Account is currently divided into ten divisions  referred to as
    Subaccounts.  Each  Subaccount  invests  exclusively in shares of a specific
    Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment  objective  or  objectives.  Each  Portfolio  is listed under its respective Fund below.

    T. ROWE PRICE EQUITY SERIES, INC.
    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio
    T. Rowe Price Blue Chip Growth Portfolio
    T. Rowe Price Health Sciences Portfolio
    T. Rowe Price Equity Index 500 Portfolio

    T. ROWE PRICE FIXED INCOME SERIES, INC.
    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

    T. ROWE PRICE INTERNATIONAL SERIES, INC.
    T. Rowe Price International Stock Portfolio

    Amounts that you allocate to the  Subaccounts  will  increase or decrease in dollar value  depending on the investment  performance of the  corresponding
    Portfolio in which such  Subaccount  invests.  The  Contractowner  bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

    You may allocate all or part of your purchase payments to the Fixed Interest
    Account,  which is part of the Company's  General Account.  Amounts that you allocate to the Fixed Interest  Account earn interest at rates determined at the  discretion  of the  Company and that are  guaranteed  to be at least an effective annual rate of 3%. See "The Fixed Interest Account," page 29.

PURCHASE PAYMENTS

    If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the  minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic
    Investment  Program).  If you are purchasing a Contract as a Qualified Plan, the minimum initial  purchase  payment is $2,000 ($25 if made pursuant to an
    Automatic  Investment  Program).  Thereafter,  you may choose the amount and frequency of purchase payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program)
    for a  Non-Qualified  Plan or $500  ($25 if made  pursuant  to an  Automatic
    Investment Program) for a Qualified Plan. See "Purchase Payments," page 17.

CONTRACT BENEFITS

    You may exchange  Account  Value among the  Subaccounts  and to and from the
    Fixed Interest Account, subject to certain restrictions as described in "The
    Contract,"  page 16,  "Annuity  Payments,"  page 25 and "The Fixed  Interest
    Account," page 29.

    At any time before the Annuity  Payout Date, you may surrender your Contract for  its  Withdrawal  Value  and may  make  partial  withdrawals,  including systematic  withdrawals,  from Account Value. On or after the Annuity Payout
    Date, you may withdraw your Account Value under Annuity Options 5 through 8.
    Withdrawals  of Account Value  allocated to the Fixed  Interest  Account are subject to certain  restrictions  described in "The Fixed Interest Account,"
    page 29. See "Full and Partial  Withdrawals,"  page 21, "Annuity  Payments,"
    page 25 and  "Federal  Tax  Matters,"  page 33 for  more  information  about withdrawals, including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
    Owner attaining age 59 1/2.

    The Contract  provides for a death benefit upon the death of the Owner prior
    to  the  Annuity  Start  Date.  See  "Death   Benefit,"  page  22  for  more
    information.  The Contract  provides for several Annuity Options on either a variable  basis,  a fixed basis,  or both.  The Company  guarantees  Annuity
    Payments under the fixed Annuity Options. See "Annuity Payments," page 25.

FREE-LOOK RIGHT

    You may return the Contract within the Free-Look Period,  which is generally a 10-day period beginning when you receive the Contract.  In this event, the
    Company will refund to you the amount of purchase payments  allocated to the
    Fixed  Interest  Account  plus the  Account  Value in the  Subaccounts.  The
    Company will refund purchase  payments  allocated to the Subaccounts  rather than the  Account  Value in those  states and  circumstances  in which it is required to do so. See "Free-Look Right," page 22.

CHARGES AND DEDUCTIONS

    The Company does not deduct a sales load from purchase payments. The Company will deduct  certain  charges in  connection  with the Contract as described below.

    > MORTALITY AND EXPENSE RISK CHARGE The Company  deducts a daily charge from the assets of each  Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each  Subaccount's  average daily net assets.  See
      "Mortality and Expense Risk Charge," page 24.

    > PREMIUM TAX CHARGE The Company  assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.
      This charge will usually be deducted when Annuity  Payments  begin or upon full withdrawal if the Company incurs a premium tax. Partial  withdrawals, including systematic  withdrawals,  may be subject to a premium tax charge if a premium tax is incurred on the  withdrawal  by the Company and is not refundable.  The Company  reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0% to 3.5%.
      See "Premium Tax Charge," page 24.

    > OTHER  EXPENSES  The Company pays the  operating  expenses of the Separate
      Account.  Investment  management fees and operating  expenses of the Funds are paid by the Funds  and are  reflected  in the net asset  value of Fund shares.  For  a  description  of  these  charges  and  expenses,  see  the prospectuses for the Portfolios.

CONTACTING THE COMPANY

    You should direct all written requests,  notices,  and forms required by the
    Contract,  and any  questions  or  inquiries  to the T. Rowe Price  Variable
    Annuity  Service  Center,  P.O.  Box  750440,   Topeka,  Kansas  66675-0440,
    1-800-469-6587.

EXPENSE TABLE
--------------------------------------------------------------------------------

    The  purpose  of this table is to assist you in  understanding  the  various costs  and  expenses  that you will  bear  directly  and  indirectly  if you
    allocate  Account  Value  to  the   Subaccounts.   The  table  reflects  any
    contractual  charges,  expenses  of the  Separate  Account,  and charges and expenses of the  Portfolios.  The table does not reflect  premium taxes that may be imposed by various jurisdictions.  See "Premium Tax Charge," page 24.
    The  information  contained  in the  table  is  not  applicable  to  amounts allocated to the Fixed Interest Account.

    For a complete description of a Contract's costs and expenses,  see "Charges
    and  Deductions,"  page  24.  For  a  more  complete   description  of  each
    Portfolio's  costs  and  expenses,  see the  Portfolio  prospectuses,  which accompany this Prospectus.

    TABLE 1
    --------------------------------------------------------------------------------------
    CONTRACTOWNER TRANSACTION EXPENSES
    Sales Load on Purchase Payments                                          None
    CONTRACTUAL EXPENSES
    Annual Maintenance Fee                                                   None
    ANNUAL SEPARATE ACCOUNT EXPENSES
    Annual Mortality and Expense Risk Charge
    (as a percentage of each Subaccount's average daily net assets)          0.55%
                                                                             -----
    Total Annual Separate Account Expenses                                   0.55%
    ANNUAL PORTFOLIO EXPENSES
    (AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS)

                                                                                   TOTAL
                                                         MANAGEMENT    OTHER     PORTFOLIO
                                                           FEE(1)     EXPENSES   EXPENSES

    T. Rowe Price New America Growth Portfolio              0.85%        0%        0.85%
    T. Rowe Price Mid-Cap Growth Portfolio                  0.85%        0%        0.85%
    T. Rowe Price Equity Income Portfolio                   0.85%        0%        0.85%
    T. Rowe Price Personal Strategy Balanced Portfolio      0.90%        0%        0.90%
    T. Rowe Price Blue Chip Growth Portfolio                0.85%        0%        0.85%
    T. Rowe Price Health Sciences Portfolio                 0.95%        0%        0.95%
    T. Rowe Price Equity Index 500 Portfolio                0.40%        0%        0.40%
    T. Rowe Price Limited-Term Bond Portfolio               0.70%        0%        0.70%
    T. Rowe Price Prime Reserve Portfolio                   0.55%        0%        0.55%
    T. Rowe Price International Stock Portfolio             1.05%        0%        1.05%
    --------------------------------------------------------------------------------------
    (1)  The  management  fee includes  investment  management  services and the ordinary, recurring operating expenses of the Funds.

    EXAMPLES

    The examples  presented below show expenses that you would pay at the end of one,  three,  five, or ten years.  The examples show expenses  based upon an allocation of $1,000 to each of the  Subaccounts  and a hypothetical  annual return of 5%.

    You should not  consider  the  examples  below a  representation  of past or future expenses.  Actual expenses may be greater or lesser than those shown.
    The 5% return  assumed in the  examples  is  hypothetical  and should not be considered a representation  of past or future actual returns,  which may be greater or lesser than the assumed amount.

    EXAMPLE - You would pay the  expenses  shown below  during the  Accumulation
    Period and during the Annuity Period:

    --------------------------------------------------------------------------------------
                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS

    New America Growth Subaccount                $14        $44         $77         $168
    Mid-Cap Growth Subaccount                    $14        $44         $77         $168
    Equity Income Subaccount                     $14        $44         $77         $168
    Personal Strategy Balanced Subaccount        $15        $46         $79         $174
    Blue Chip Growth Subaccount                  $14        $44         $77         $168
    Health Sciences Subaccount                   $15        $47         $82         $179
    Equity Index 500 Subaccount                  $10        $30         $53         $117
    Limited-Term Bond Subaccount                 $13        $40         $69         $151
    Prime Reserve Subaccount                     $11        $35         $61         $134
    International Stock Subaccount               $16        $50         $87         $190
    --------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

    The following condensed  financial  information  presents  accumulation unit values for each of the years in the period ended  December 31, 2001, as well as ending accumulation units outstanding under each Subaccount.

------------------------------------------------------------------------------------------
                      2001       2000       1999       1998       1997       1996     1995
NEW AMERICA
GROWTH
SUBACCOUNT*
Accumulation
  unit value:
Beginning of
  period.........   $21.73     $24.91     $22.72     $19.28     $16.00     $13.40   $10.00
End of period....   $19.85     $21.73     $24.91     $22.72     $19.28     $16.00   $13.40
Accumulation
  units:
Outstanding
  at the end
  of period......1,727,726  1,908,677  2,069,472  2,269,650  2,030,514  1,596,903  333,934

EQUITY INCOME
SUBACCOUNT*
Accumulation
  unit value:
Beginning of
  period.........   $22.92     $21.07     $20.42     $18.84     $14.70     $12.37   $10.00
End of period....   $23.91     $22.92     $21.07     $20.42     $18.84     $14.70   $12.37
Accumulation
  units:
Outstanding
  at the end
  of period......2,507,493  2,460,350  3,159,785  3,428,903  3,450,047  1,902,935  365,712

PERSONAL
STRATEGY
BALANCED
SUBACCOUNT*
Accumulation
  unit value:
Beginning of
   period........   $19.07     $19.44     $18.04     $15.86     $13.51     $11.90   $10.00
End of period....   $19.78     $19.07     $19.44     $18.04     $15.86     $13.51   $11.90
Accumulation
  units:
Outstanding
  at the end
  of period......1,116,866  1,182,328  1,207,707  1,257,891    983,602    599,843  148,349

BLUE CHIP GROWTH
SUBACCOUNT***
Accumulation
  unit value:
Beginning of
  period.........   $10.00
End of period....    $8.57
Accumulation
  units:
Outstanding
  at the end
  of period......  241,300

HEALTH SCIENCES
SUBACCOUNT***
Accumulation
  unit value:
Beginning of
  period.........   $10.00
End of period....    $9.07
Accumulation
  units:
Outstanding
  at the end
  of period......  301,073

EQUITY INDEX 500
SUBACCOUNT***
Accumulation
  unit value:
Beginning of
  period.........   $10.00
End of period....    $8.76
Accumulation
  units:
Outstanding
  at the end
  of period......  221,137

LIMITED
TERM-BOND
SUBACCOUNT*
Accumulation
  unit value:
Beginning of
  period.........   $13.00     $12.28     $12.38     $11.60     $10.93     $10.64   $10.00
End of period....   $14.52     $13.00     $12.28     $12.38     $11.60     $10.93   $10.64
Accumulation
  units:
Outstanding
  at the end
  of period......  813,767    609,235    718,369    926,046    626,694    445,079   86,891

MID-CAP GROWTH
SUBACCOUNT**
Accumulation
  unit value:
Beginning of
  period.........   $18.53     $17.47     $14.34     $11.82     $10.00
End of period....   $18.58     $18.53     $17.47     $14.34     $11.82
Accumulation
  units:
Outstanding
  at the end
  of period......2,073,262  2,197,854  1,730,183  1,508,570  1,100,979

PRIME RESERVE
SUBACCOUNT**
Accumulation
  unit value:
Beginning of
   period........   $11.96     $11.44     $10.97     $10.48     $10.00
End of period....   $12.49     $11.96     $11.44     $10.97     $10.48
Accumulation
  units:
Outstanding
  at the end
  of period......1,552,387  1,390,991  1,614,807  1,367,278    769,829

INTERNATIONAL
STOCK
SUBACCOUNT*
Accumulation
  unit value:
Beginning of
  period.........   $15.86     $19.83     $15.08     $13.09     $12.77     $11.19   $10.00
End of period....   $12.64     $15.86     $19.83     $15.08     $13.09     $12.77   $11.19
Accumulation
  units:
Outstanding
  at the end
  of period......1,530,748  1,688,576  1,556,280  1,554,164  1,562,428  1,124,821  218,427
------------------------------------------------------------------------------------------
  * Subaccount commenced operations on April 3, 1995.
 ** Subaccount commenced operations on January 2, 1997.
*** Subaccount commenced operations on February 1, 2001.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

    The  Company is a life  insurance  company  organized  under the laws of the
    State of Kansas. It was organized  originally as a fraternal benefit society and commenced  business February 22, 1892. It became a mutual life insurance company  under its present name on January 2, 1950.  On July 31,  1998,  the
    Company  converted  from a mutual  life  insurance  company  to a stock life insurance company  ultimately  controlled by Security Benefit Mutual Holding
    Company,  a Kansas mutual holding company.  Membership  interests of persons who were  Contractowners as of July 31, 1998 became membership  interests in
    Security  Benefit  Mutual  Holding  Company as of that date, and persons who acquire  policies  from the  Company  after that date  automatically  become members in the mutual holding company.

    The Company  offers a complete line of life  insurance  policies and annuity contracts,  as well as financial and retirement services.  It is admitted to do business in the District of Columbia,  and in all states except New York.
    As of the end of 2001,  the Company had total assets of  approximately  $7.9 billion.  Together with its subsidiaries,  the Company has total funds under management of approximately $9.8 billion.

PUBLISHED RATINGS

    The  Company  may  from  time  to  time  publish  in  advertisements,  sales literature,  and  reports  to  Owners,  the  ratings  and other  information assigned to it by one or more independent rating  organizations such as A.M.
    Best Company and Standard & Poor's. The purpose of the ratings is to reflect the  financial  strength  and/or  claims-paying  ability of the  Company and should not be considered as bearing on the investment  performance of assets held in the Separate  Account.  Each year the A.M. Best Company  reviews the financial status of thousands of insurers,  culminating in the assignment of
    Best's Ratings.  These ratings reflect their current opinion of the relative financial  strength and  operating  performance  of an insurance  company in comparison to the norms of the life/health  insurance industry. In addition, the  claims-paying  ability of the  Company as measured by Standard & Poor's
    Insurance  Ratings  Services may be referred to in  advertisements  or sales literature  or in  reports to  Owners.  These  ratings  are  opinions  of an operating  insurance company's financial capacity to meet the obligations of its insurance  and annuity  policies in  accordance  with their terms.  Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

    The Company  established  the T. Rowe Price  Variable  Annuity  Account as a
    separate  account under Kansas law on March 28, 1994. The Contract  provides that the income,  gains, or losses of the Separate  Account,  whether or not realized,  are  credited to or charged  against  the assets of the  Separate
    Account without regard to other income, gains, or losses of the Company. The
    Company owns the assets in the Separate  Account and is required to maintain sufficient  assets in the  Separate  Account  to meet all  Separate  Account obligations under the Contract. Such Separate Account assets are not subject to claims of the  Company's  creditors.  The  Company  may  transfer  to its
    General Account assets that exceed  anticipated  obligations of the Separate
    Account.  All obligations  arising under the Contract are general  corporate obligations  of the  Company.  The  Company may invest its own assets in the
    Separate Account for other purposes, but not to support contracts other than variable  annuity  contracts,  and may  accumulate  in the Separate  Account proceeds from Contract  charges and investment  results  applicable to those assets.

    The Separate Account is currently divided into ten Subaccounts. The Contract provides  that  income,  gains and  losses,  whether  or not  realized,  are credited  to, or  charged  against,  the assets of each  Subaccount  without regard to the  income,  gains,  or losses  in the  other  Subaccounts.  Each
    Subaccount  invests  exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate  Account,  which may invest in other Portfolios of the Funds or in other  securities,  mutual  funds,  or  investment  vehicles.  Under  its contract  with the  underwriter,  T. Rowe Price  Investment  Services,  Inc.
    ("Investment  Services"),  the  Company  cannot  add  new  Subaccounts,   or
    substitute  shares of another  portfolio,  without the consent of Investment
    Services,  unless (1) such change is  necessary  to comply  with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no  longer  be available  for  investment,  or (3) the  Company  receives  an opinion  from counsel  acceptable to Investment  Services that substitution is in the best interest of  Contractowners  and that  further  investment  in shares of the
    Portfolio(s)  would cause undue risk to the  Company.  For more  information about the underwriter, see "Distribution of the Contract," page 42.

    The Separate  Account is registered with the SEC as a unit investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve  supervision  by the SEC of the  administration  or investment practices of the Separate Account or of the Company.

THE FUNDS

    The T. Rowe  Price  Equity  Series,  Inc.,  the T. Rowe Price  Fixed  Income
    Series,  Inc.,  and  the  T.  Rowe  Price  International  Series,  Inc.  are
    diversified,  open-end management  investment  companies of the series type.
    The Funds are registered with the SEC under the 1940 Act. Such  registration does not involve  supervision  by the SEC of the  investments  or investment policy  of the  Funds.  Together,  the  Funds  currently  have ten  separate
    Portfolios,  each of  which  pursues  different  investment  objectives  and policies.

    In addition to the Separate  Account,  shares of the Funds are being sold to variable life  insurance  and variable  annuity  separate  accounts of other insurance  companies,  including  insurance  companies  affiliated  with the
    Company.  In the future,  it may be  disadvantageous  for  variable  annuity separate  accounts of other life insurance  companies,  or for both variable life insurance separate accounts and variable annuity separate accounts,  to invest  simultaneously  in the Funds.  Currently neither the Company nor the
    Funds foresee any such  disadvantages  to either variable  annuity owners or variable  life  insurance  owners.  The  management  of the Funds intends to monitor events in order to identify any material  conflicts between or among variable  annuity owners and variable life insurance owners and to determine what  action,  if any,  should be taken in  response.  In  addition,  if the
    Company  believes  that  any  Fund's  response  to any of  those  events  or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

    A summary of the investment  objective of each Portfolio of the Funds is set forth below.  There can be no assurance  that any Portfolio will achieve its objective.  More  detailed  information  is  contained  in the  accompanying
    Portfolio  prospectuses,  including information on the risks associated with the investments and investment techniques of each Portfolio.

    THE PORTFOLIO  PROSPECTUSES  ACCOMPANY  THIS  PROSPECTUS  AND SHOULD BE READ
    CAREFULLY BEFORE INVESTING.

    T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

    The investment  objective of the New America  Growth  Portfolio is long-term growth of capital  through  investments  primarily  in the common  stocks of companies  operating in sectors T. Rowe Price  believes  will be the fastest growing in the United States.

    T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

    The  investment  objective  of the Mid-Cap  Growth  Portfolio  is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

    T. ROWE PRICE EQUITY INCOME PORTFOLIO

    The  investment  objective  of the  Equity  Income  Portfolio  is to provide substantial  dividend  income and also  capital  appreciation  by  investing primarily in dividend-paying common stocks of established companies.

    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

    The investment  objective of the Personal Strategy Balanced  Portfolio is to seek the highest total return over time  consistent with an emphasis on both capital appreciation and income.

    T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

    The investment  objective of the Blue Chip Growth  Portfolio is to seek long term  capital  growth by investing  primarily in common  stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

    T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

    The investment  objective of the Health  Sciences  Portfolio is to seek long term capital  appreciation  by investing  primarily in the common  stocks of companies engaged in the research,  development,  production or distribution of  products  or  services  related to health  care,  medicine,  or the life sciences.

    T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

    The  investment  objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of  primarily  large  capitalization  companies  that  represent  a broad spectrum  of the U.S.  economy  and a  substantial  part of the  U.S.  stock market's total capitalization.

    T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

    The  investment  objective of the  Limited-Term  Bond Portfolio is to seek a high  level  of  income  consistent  with  moderate  price  fluctuations  in principal  value by  investing  primarily  in short-  and  intermediate-term investment grade debt securities.

    T. ROWE PRICE PRIME RESERVE PORTFOLIO

    The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

    The investment  objective of the  International  Stock  Portfolio is to seek long-term growth of capital through  investments  primarily in common stocks of established, non-U.S. companies.

    *"Standard  & Poor's,"  "S&P," "S&P 500,"  "Standard & Poor's 500" and "500"
    are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price.  The  Portfolio is not  sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no  representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

    T. Rowe Price Associates,  Inc. ("T. Rowe Price"), located at 100 East Pratt
    Street,  Baltimore,  Maryland  21202,  serves as Investment  Adviser to each
    Portfolio,  except the T. Rowe Price International Stock Portfolio.  T. Rowe
    Price  International,  Inc. ("TRP  International"),  an affiliate of T. Rowe
    Price, serves as Investment Adviser to the T. Rowe Price International Stock
    Portfolio.  TRP  International's  U.S.  office is  located at 100 East Pratt
    Street,  Baltimore,  Maryland  21202.  T.  Rowe  Price  is  responsible  for selection and management of portfolio  investments for each Portfolio except the T. Rowe Price  International  Stock Portfolio,  and TRP International is
    responsible  for selection and management of portfolio  investments for that
    Portfolio.  T. Rowe Price and TRP  International are registered with the SEC as investment advisers.

    T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe
    Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company.  The Company has no responsibility  for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

    The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity.  To the extent that you allocate all or a portion of your  purchase  payments  to the  Subaccounts,  the  Contract  is significantly  different  from a fixed  annuity  contract  in that it is the
    Owner  who  assumes  the risk of  investment  gain or loss  rather  than the
    Company.  When you are  ready  to  begin  receiving  Annuity  Payments,  the
    Contract  provides  several Annuity Options under which the Company will pay periodic  Annuity  Payments on a variable  basis,  a fixed  basis,  or both, beginning on the Annuity  Payout Date. The amount that will be available for
    Annuity   Payments  will  depend  on  the  investment   performance  of  the
    Subaccounts  to which you have  allocated  Account  Value and the  amount of interest  credited  on Account  Value that you have  allocated  to the Fixed
    Interest Account.

    The  Contract  is  available  for  purchase  by an  individual  as a non-tax qualified  retirement  plan  ("Non-Qualified  Plan").  The  Contract is also eligible for purchase as an individual  retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal  Revenue
    Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

    If you are purchasing the Contract as an investment  vehicle for an IRA, you should  consider  that the  Contract  does not  provide any  additional  tax advantage to that already  available  through the IRA itself.  However,  the
    Contract  does offer  features  and  benefits in addition to  providing  tax deferral  that other  investments  may not offer,  including  death  benefit protection for your beneficiaries and annuity options which guarantee income for life.

APPLICATION FOR A CONTRACT

    If you wish to purchase a  Contract,  you may submit an  application  and an initial  purchase  payment  to the  Company,  as well as any  other  form or information  that the Company may require.  The initial purchase payment may be  made by  check  or,  if you  own  shares  of one or  more  mutual  funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the  application to redeem shares of that fund(s) and forward the redemption proceeds  to  the  Company.  Any  such  transaction  shall  be  effected  by
    Investment  Services,  the  distributor  of the T. Rowe Price  Funds and the
    Contract.  If you  redeem  fund  shares,  it is a sale  of  shares  for  tax purposes,  which may  result in a taxable  gain or loss.  You may  obtain an application by contacting the T. Rowe Price Variable Annuity Service Center.
    The Company  reserves the right to reject an application or purchase payment for  any  reason,  subject  to  the  Company's  underwriting  standards  and
    guidelines   and  any   applicable   state  or  federal   law   relating  to
    nondiscrimination.

    The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

    If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the  minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic
    Investment  Program).  If you are purchasing a Contract as a Qualified Plan, the minimum initial  purchase  payment is $2,000 ($25 if made pursuant to an
    Automatic  Investment  Program).  Thereafter,  you may choose the amount and frequency of purchase payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program)
    for  Non-Qualified  Plans and $500  ($25 if made  pursuant  to an  Automatic
    Investment  Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

    The Company will apply the initial  purchase  payment not later than the end of the second  Valuation Date after the Valuation Date it is received at the
    T. Rowe Price Variable  Annuity Service  Center;  provided that the purchase
    payment  is  preceded  or  accompanied  by  an  application   that  contains
    sufficient  information  to establish  an account and  properly  credit such purchase  payment.  If the Company does not receive a complete  application, the Company will notify you that it does not have the necessary  information to issue a Contract.  If you do not provide the necessary information within five  Valuation  Dates after the  Valuation  Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract,  the Company will return the initial  purchase payment to you unless you  consent to the  Company  retaining  the  purchase payment until the application is made complete.

    The Company will credit  subsequent  purchase  payments as of the end of the
    Valuation  Period in which they are  received at the T. Rowe Price  Variable
    Annuity  Service  Center.  You may make purchase  payments after the initial purchase  payment at any time prior to the Annuity  Payout Date,  so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and  provisions of the Internal  Revenue
    Code. Subsequent purchase payments may be paid under an Automatic Investment
    Program  or, if you own shares of one or more T. Rowe Price  Funds,  you may direct Investment  Services to redeem shares of that fund(s) and forward the redemption  proceeds to the Company as a subsequent  purchase  payment.  The minimum initial purchase payment must be paid before the Company will accept an Automatic  Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

    In an application  for a Contract,  you select the  Subaccounts or the Fixed
    Interest  Account  to  which  purchase  payments  will  be  allocated.   The
    allocation must be a whole  percentage.  Purchase payments will be allocated according to your  instructions  contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted  that would result in less than 5% of any payment being  allocated to any one Subaccount or the Fixed Interest  Account.  Available  allocation alternatives include the ten Subaccounts and the Fixed Interest Account.

    You may change your purchase payment allocation instructions by submitting a proper written request to the T. Rowe Price Variable Annuity Service Center.
    A proper change in allocation instructions will be effective upon receipt at the T. Rowe Price  Variable  Annuity  Service  Center and will  continue  in effect until subsequently changed. You may also change your purchase payment allocation  instructions  by telephone.  Changes in the allocation of future purchase  payments  have no  effect  on  existing  Account  Value.  You may, however, exchange Account Value among the Subaccounts and the Fixed Interest
    Account as described in "Exchanges of Account Value," page 19.

DOLLAR COST AVERAGING OPTION

    Prior to the Annuity  Payout Date,  you may dollar cost average your Account
    Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging  is a  systematic  method of  investing  in which  securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets averaged  over time and possibly  over various  market cycles.  The option  will result in the  exchange of Account  Value from one
    Subaccount to one or more of the other Subaccounts.  Amounts exchanged under this option will be credited at the Subaccount's  price as of the end of the
    Valuation  Dates on which the exchanges  are effected.  Since the price of a
    Subaccount's  Accumulation  Units  will vary,  the  amounts  allocated  to a
    Subaccount  will result in the  crediting of a greater  number of units when the  price  is low and a lesser  number  of  units  when the  price is high.
    Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number  of units  when the price is high.  Dollar  cost  averaging  does not guarantee profits, nor does it assure that you will not have losses.

    You may request a Dollar Cost Averaging  Request form from the T. Rowe Price
    Variable  Annuity  Service Center.  On the form, you must designate  whether
    Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings  only,  the  Subaccount or  Subaccounts to and from which the exchanges  will be made,  the desired  frequency of the exchanges, which may be on a monthly,  quarterly,  semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time.

    To elect the Dollar Cost  Averaging  Option,  your Account  Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar
    Cost Averaging  Request in proper form must be received at the T. Rowe Price
    Variable  Annuity Service  Center.  The Company will not consider the Dollar
    Cost  Averaging  Request form to be complete  until your Account Value is at least  the  required  amount.  You may not have in  effect  at the same time
    Dollar Cost Averaging and Asset Rebalancing Options.

    After the Company has  received a Dollar  Cost  Averaging  Request in proper form at the T. Rowe Price Variable Annuity Service Center,  the Company will exchange Account Value in the amounts you designate from the Subaccount from which  exchanges are to be made to the  Subaccount or  Subaccounts  you have chosen.  The minimum  amount that may be  exchanged  is $200 and the minimum amount that may be allocated to any one  Subaccount is $25. The Company will effect each exchange on the date you specify or if no date is specified,  on
    the  monthly,  quarterly,  semiannual,  or  annual  anniversary,   whichever
    corresponds  to the period  selected,  of the date of receipt at the T. Rowe
    Price Variable Annuity Service Center of a Dollar Cost Averaging  Request in
    proper form.  Exchanges will be made until the total amount elected has been exchanged, or until Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not  included in the six  exchanges  per  Contract  Year that are allowed as discussed in "Exchanges of Account Value," page 19.

    You may instruct the Company at any time to terminate  the option by written request to the T. Rowe Price Variable Annuity Service Center. In that event, the Account Value in the  Subaccount  from which  exchanges  were being made that has not been  exchanged  will  remain  in that  Subaccount  unless  you instruct us otherwise.  If you wish to continue  exchanging on a dollar cost averaging  basis after the  expiration of the applicable  period,  the total amount elected has been exchanged,  or the Subaccount has been depleted,  or after the Dollar Cost Averaging Option has been canceled,  you must complete a new  Dollar  Cost  Averaging  Request  and  send it to the T.  Rowe  Price
    Variable  Annuity Service Center.  The Contract must meet the $5,000 ($2,000 for a Contract  funding a Qualified Plan) minimum required amount of Account
    Value at that time.  The Company  may  discontinue,  modify,  or suspend the
    Dollar Cost  Averaging  Option at any time provided that, as required by its contract with Investment Services,  the Company first obtains the consent of
    Investment Services.

    Account Value also may be dollar cost averaged to or from the Fixed Interest
    Account, subject to certain restrictions described under "The Fixed Interest
    Account," page 29.

ASSET REBALANCING OPTION

    Prior  to the  Annuity  Payout  Date,  you  may  authorize  the  Company  to automatically  exchange  Account Value each quarter to maintain a particular percentage allocation among the Subaccounts.  The Account Value allocated to each  Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing  automatically  reallocates the Account Value in  the  Subaccounts  each  quarter  to the  allocation  you  select.  Asset
    Rebalancing  is intended to exchange  Account  Value from those  Subaccounts that have  increased  in value to those  Subaccounts  that have  declined in value.  Over time, this method of investing may help you to buy low and sell high,  although there can be no assurance of this.  This  investment  method does  not  guarantee  profits,  nor  does it  assure  that you will not have losses.

    To elect the Asset  Rebalancing  Option,  the Account Value must be at least
    $10,000  ($2,000  for a  Contract  funding  a  Qualified  Plan) and an Asset
    Rebalancing  Request in proper  form must be  received  at the T. Rowe Price
    Variable Annuity Service Center. You may not have in effect at the same time
    Dollar Cost Averaging and Asset  Rebalancing  Options.  An Asset Rebalancing
    Request form is available  upon request.  On the form, you must indicate the applicable  Subaccounts  and the percentage of Account Value which should be allocated to each of the applicable Subaccounts each quarter under the Asset
    Rebalancing Option. If the Asset Rebalancing Option is elected,  all Account
    Value allocated to the Subaccounts must be included in the Asset Rebalancing
    Option.

    This option will result in the  exchange of Account  Value to one or more of the Subaccounts on the date you specify or, if no date is specified,  on the date of the  Company's  receipt of the Asset  Rebalancing  Request in proper form and on each quarterly  anniversary of the applicable  date  thereafter.
    The amounts  exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected.  Amounts periodically  exchanged  under  this  option  are  not  included  in the six exchanges per Contract Year that are allowed as discussed below.

    You may instruct us to terminate this option at any time by written  request to the T. Rowe Price  Variable  Annuity  Service  Center.  This  option will terminate  automatically  in the  event  that  you  exchange  Account  Value
    (outside  the Asset  Rebalancing  Option)  by written  request or  telephone instructions. In either event, the Account Value in the Subaccounts that has not been  exchanged  will  remain  in those  Subaccounts  regardless  of the percentage  allocation  unless you  instruct  us  otherwise.  If you wish to resume Asset Rebalancing after it has been canceled, you must complete a new
    Asset  Rebalancing  Request  form and send it to the T. Rowe Price  Variable
    Annuity  Service  Center.  The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract  funding a Qualified  Plan).
    The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time  provided  that,  as required by its  contract  with  Investment
    Services, the Company first obtains the consent of Investment Services.

    Account  Value  allocated to the Fixed  Interest  Account may be included in
    Asset  Rebalancing,  subject to certain  restrictions  described  under "The
    Fixed Interest Account," page 29.

EXCHANGES OF ACCOUNT VALUE

    Prior to the Annuity Payout Date,  you may exchange  Account Value among the
    Subaccounts  upon  proper  written  request  to the T. Rowe  Price  Variable
    Annuity Service Center. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset  Rebalancing  Options)
    by  telephone  if an  Authorization  for  Telephone  Requests  form has been properly completed,  signed, and filed at the T. Rowe Price Variable Annuity
    Service  Center.  Up to six exchanges are allowed in any Contract  Year. The minimum  exchange  amount is $500  ($200  under the  Dollar  Cost  Averaging
    Option), or the amount remaining in a given Subaccount.

    You may also exchange  Account Value between the  Subaccounts  and the Fixed
    Interest Account; however,  exchanges from the Fixed Interest Account to the
    Subaccounts are restricted as described under "The Fixed Interest  Account,"
    page 29. For a discussion of exchanges  after the Annuity  Payout Date,  see
    "Annuity Payments," page 25.

    The Contract is not designed for professional "market timing" organizations, or other organizations or individuals  engaging in a market timing strategy, or making  programmed  exchanges,  frequent  exchanges or exchanges that are large in  relation  to the total  assets of the  Portfolios.  These kinds of strategies and exchange activities are disruptive to the Portfolios in which the  Subaccounts  invest.  If the  Company  determines  that  your  exchange patterns among the Subaccounts are disruptive to the Portfolios, the Company may among other things restrict or discontinue the availability of telephone exchanges  or  other  electronic  exchanges.  We may also  refuse  to act on exchange  instructions  of an agent  acting under a power of attorney who is acting on behalf of one or more Owners.  Also, the Portfolios  have in place excessive trading limits which are disclosed in the Portfolio  prospectuses.
    These  excessive  trading limits also apply to exchanges  under the Contract and may be more  restrictive  than the six exchanges  permitted per Contract
    Year.

ACCOUNT VALUE

    The Account  Value is the sum of the amounts under the Contract held in each
    Subaccount and the Fixed Interest Account. Account Value is determined as of any  Valuation  Date during the  Accumulation  Period and during the Annuity
    Period under Annuity Options 5 through 7.

    On each Valuation  Date,  the portion of the Account Value  allocated to any particular  Subaccount will be adjusted to reflect the investment experience of that  Subaccount for that date.  See  "Determination  of Account  Value,"
    below. No minimum amount of Account Value is guaranteed. You bear the entire investment  risk  relating to the  investment  performance  of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

    Account  Value will vary to a degree  that  depends  upon  several  factors, including  investment  performance  of the  Subaccounts  to  which  you have allocated Account Value,  payment of subsequent  purchase payments,  partial withdrawals,  annuity  payments  under  Options 5 through 7 and the  charges assessed in  connection  with the  Contract.  The amounts  allocated  to the
    Subaccounts  will be invested in shares of the  corresponding  Portfolios of the Funds.  The  investment  performance  of the  Subaccounts  will  reflect increases or decreases in the net asset value per share of the corresponding
    Portfolios and any dividends or distributions  declared by the corresponding
    Portfolios.  Any  dividends  or  distributions  from any  Portfolio  will be automatically  reinvested  in  shares  of the  same  Portfolio,  unless  the
    Company, on behalf of the Separate Account, elects otherwise.

    Assets in the Subaccounts  are divided into  Accumulation  Units,  which are accounting units of measure used to calculate the value of a Contractowner's interest  in  a  Subaccount.  When  you  allocate  purchase  payments  to  a
    Subaccount, your Contract is credited with Accumulation Units. The number of
    Accumulation  Units to be credited  is  determined  by  dividing  the dollar amount  allocated  to  the  particular  Subaccount  by  the  price  for  the particular Subaccount as of the end of the Valuation Period during which the purchase payment is credited. In addition, other transactions including full or partial withdrawals,  exchanges, annuity payments under Options 5 through
    7 and  assessment  of premium  taxes  against the  Contract,  all affect the number of  Accumulation  Units  credited to a Contract.  The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such  transaction by the price of the affected
    Subaccount.  The price of each  Subaccount is  determined on each  Valuation
    Date as of the  close of the New York  Stock  Exchange,  normally  3:00 p.m.
    Central time.  Transactions  received  after that time on any Valuation Date will be effected at the price  determined on the following  Valuation  Date.
    The price of each Subaccount may be determined earlier if trading on the New
    York Stock  Exchange is restricted or as permitted by the SEC. The number of
    Accumulation  Units  credited  to a  Contract  will  not be  changed  by any subsequent change in the value of an Accumulation  Unit, but the price of an
    Accumulation  Unit may vary from  Valuation Date to Valuation Date depending upon the investment  experience of the  Subaccount  and charges  against the
    Subaccount.

    The price of each Subaccount's units initially was $10. Determination of the price of a Subaccount  takes into account the following:  (1) the investment
    performance  of  the   Subaccount,   which  is  based  upon  the  investment
    performance of the  corresponding  Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding  Portfolio,  (3) the charges,  if any,  that may be  assessed by the  Company  for taxes  attributable  to the operation of the  Subaccount,  and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

    Prior to the Annuity  Payout Date,  you may  surrender  the Contract for its
    Withdrawal  Value or make a partial  withdrawal of Account  Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from the
    Account Value at any time while the Owner is living, subject to restrictions on partial  withdrawals of Account Value from the Fixed Interest Account and limitations under applicable law.  Withdrawals after the Annuity Payout Date are  permitted  only  under  Annuity  Options  5  through  8.  See  "Annuity
    Payments," page 25. A full or partial  withdrawal  request will be effective as of the end of the  Valuation  Period  that a proper  written  request  is received at the T. Rowe Price  Variable  Annuity  Service  Center.  A proper written request must include the written  consent of any effective  assignee or  irrevocable  Beneficiary,  if  applicable.  You  may  direct  Investment
    Services  to apply  the  proceeds  of a full or  partial  withdrawal  to the purchase  of  shares  of  one or  more  of the T.  Rowe  Price  Funds  by so indicating in your written withdrawal request.

    The  proceeds  received  upon  a full  withdrawal  will  be  the  Contract's
    Withdrawal  Value.  The Withdrawal  Value  generally is equal to the Account
    Value as of the end of the Valuation Period during which a proper withdrawal request is received at the T. Rowe Price Variable  Annuity  Service  Center,
    less any premium  taxes due and paid by the Company.  The  Withdrawal  Value during the Annuity  Period  under  Option 8 is the  present  value of future annuity  payments  calculated  using the  assumed  interest  rate,  less any premium  taxes due and paid by the Company.  (See "Annuity  Payments,"  page
    25.)

    You may request a partial  withdrawal  as a specified  percentage  or dollar amount of  Account  Value.  Each  partial  withdrawal  must be at least $500 except  systematic  withdrawals  discussed  below.  A request  for a partial withdrawal  will result in a payment by the Company in  accordance  with the amount  specified  in the partial  withdrawal  request.  Upon  payment,  the
    Account  Value  will be reduced by an amount  equal to the  payment  and any applicable  premium tax. If a partial  withdrawal  is  requested  that would leave the  Withdrawal  Value in the Contract  less than $2,000,  the Company reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.

    The amount of a partial  withdrawal  will be deducted from the Account Value in the  Subaccounts  and  the  Fixed  Interest  Account,  according  to your instructions  to  the  Company,  subject  to  the  restrictions  on  partial withdrawals  from  the  Fixed  Interest  Account.  See "The  Fixed  Interest
    Account,"  page 29. If you do not specify the  allocation,  the Company will contact you for instructions,  and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained.  A full or partial withdrawal,  including a systematic withdrawal, may be subject to a premium tax charge to  reimburse  the Company for any tax on premiums on a
    Contract  that may be  imposed by various  states  and  municipalities.  See
    "Premium Tax Charge," page 24.

    A full or partial withdrawal,  including a systematic withdrawal, may result in receipt of taxable  income to the Owner and, if made prior to the Owner's attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  You should carefully  consider the tax consequences of a withdrawal under the Contract.
    See "Federal Tax Matters," page 33.

SYSTEMATIC WITHDRAWALS

    The Company  currently offers a feature under which you may elect to receive systematic  withdrawals  of Account  Value by  sending a properly  completed
    Systematic  Withdrawal  Request form to the T. Rowe Price  Variable  Annuity
    Service  Center.  Systematic  withdrawals  are  available  only prior to the
    Annuity  Payout  Date.  You may  direct  Investment  Services  to apply  the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so  indicating  on the  Systematic  Withdrawal
    Request  form.  A proper  request  must  include the written  consent of any effective  assignee  or  irrevocable  Beneficiary,  if  applicable.  You may designate the systematic  withdrawal amount as a percentage of Account Value allocated to the Subaccounts  and/or Fixed Interest Account,  as a specified dollar  amount,  as all earnings in the Contract,  or as based upon the life expectancy  of the  Owner or the Owner and a  beneficiary,  and the  desired frequency of the systematic  withdrawals,  which may be monthly,  quarterly, semiannual,  or annual.  You may stop or modify systematic  withdrawals upon proper written request to the T. Rowe Price Variable  Annuity Service Center
    at  least  30 days in  advance  of the  requested  date  of  termination  or modification.

    Each systematic withdrawal must be at least $100. Upon payment, your Account
    Value will be reduced by an amount  equal to the payment  proceeds  plus any applicable  premium taxes. Any systematic  withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract
    will  automatically   terminate  if  a  systematic   withdrawal  causes  the
    Contract's Withdrawal Value to equal zero.

    The  Company  will effect each  systematic  withdrawal  as of the end of the
    Valuation  Period during which the  withdrawal  is scheduled.  The deduction caused by the systematic  withdrawal will be allocated to your Account Value
    in  the   Subaccounts   and  the  Fixed  Interest   Account  based  on  your
    instructions.

    The Company may, at any time,  discontinue,  modify,  or suspend  systematic withdrawals  provided  that,  as required by its  contract  with  Investment
    Services,  the Company  first  obtains the consent of  Investment  Services.
    Systematic  withdrawals  from Account Value  allocated to the Fixed Interest
    Account must  provide for payments  over a period of not less than 36 months as  described  under  "The  Fixed  Interest  Account,"  page 29.  You should
    consider  carefully  the  tax  consequences  of  a  systematic   withdrawal,
    including  the 10%  penalty  tax  imposed on  withdrawals  made prior to the
    Owner's attaining age 59 1/2. See "Federal Tax Matters," page 33.

FREE-LOOK RIGHT

    You may return a Contract within the Free-Look Period,  which is generally a
    10-day period beginning when you receive the Contract. The returned Contract will then be deemed void and the Company will refund any  purchase  payments allocated  to the  Fixed  Interest  Account  plus the  Account  Value in the
    Subaccounts as of the end of the Valuation  Period during which the returned
    Contract is  received  by the  Company.  The  Company  will return  purchase payments  allocated to the  Subaccounts  rather than Account  Value in those states and circumstances in which it is required to do so.

DEATH BENEFIT

    If the Owner dies during the Accumulation  Period,  the Company will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof  of  death  and  instructions  regarding  payment  to  the  Designated
    Beneficiary.  If there are Joint Owners,  the death benefit proceeds will be payable  upon  receipt  of due proof of death of  either  Owner  during  the
    Accumulation  Period and instructions  regarding  payment.  If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.
    See  "Distribution  Requirements,"  page 23.  If the  Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant  during the  Accumulation  Period and instructions regarding  payment,  and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner occurs on or after the Annuity  Payout Date, any death benefit will be  determined  according to the terms of the Annuity  Option.  See "Annuity
    Options," page 27.

    The death benefit  proceeds will be the death benefit reduced by any premium taxes due or paid by the Company.  If an Owner dies during the  Accumulation
    Period and the age of each Owner was 75 or younger on the date the  Contract was issued,  the amount of the death benefit will be the greatest of (1) the
    Account  Value as of the end of the  Valuation  Period in which due proof of death and instructions  regarding  payment are received at the T. Rowe Price
    Variable Annuity Service Center,  (2) the total purchase  payments  received less any reductions  caused by previous  withdrawals,  or (3) the stepped-up death  benefit.  The  stepped-up  death  benefit is: (a) the  highest  death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs  prior to the oldest  Owner  attaining  age 76, plus (b) any
    purchase   payments  made  since  the  applicable   fifth  annual   Contract
    anniversary, less (c) any withdrawals since the applicable anniversary.

    If an Owner dies during the Accumulation  Period and the Contract was issued to the Owner  after age 75,  the  amount  of the death  benefit  will be the
    Account  Value as of the end of the  Valuation  Period in which due proof of death and instructions  regarding  payment are received at the T. Rowe Price
    Variable Annuity Service Center.

    The death  benefit for  Contracts  issued in Florida is  different  than the death benefit  described above.  For Contracts issued in Florida,  the death benefit, regardless of age at issue, is the greater of (1) the Account Value as of the end of the  Valuation  Period  in which  due  proof  of death  and instructions  regarding  payment are received at the T. Rowe Price  Variable
    Annuity Service Center, or (2) the total purchase payments received less any reductions caused by previous withdrawals.

    The  Company  will  pay  the  death  benefit   proceeds  to  the  Designated
    Beneficiary in a single sum or under one of the Annuity Options,  as elected by the Designated  Beneficiary.  If the Designated Beneficiary is to receive annuity  payments  under  an  Annuity  Option,  there  may be  limits  under applicable  law on the amount and duration of payments that the  Beneficiary may receive,  and requirements  respecting timing of payments. A tax adviser should be  consulted  in  considering  Annuity  Options.  See  "Federal  Tax
    Matters," page 33 for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION REQUIREMENTS

    For  Contracts  issued  in  connection  with  Non-Qualified  Plans,  if  the surviving  spouse of the deceased Owner is the sole Designated  Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving  spouse's  death or the Annuity  Payout Date or to receive the death  benefit  proceeds.  For  any  Designated  Beneficiary  other  than  a surviving spouse, only those options may be chosen that provide for complete distribution  of the Owner's  interest in the Contract  within five years of the death of the Owner.  If the Designated  Beneficiary is a natural person, that person  alternatively  can elect to begin  receiving  annuity  payments within one year of the Owner's death over a period not extending  beyond his or her  life or life  expectancy.  If the  Owner  of the  Contract  is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

    For Contracts  issued in connection with Qualified  Plans,  the terms of any
    Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the
    Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

    If the Annuitant  dies prior to the Annuity  Payout Date, and the Owner is a natural person and is not the Annuitant,  no death benefit  proceeds will be payable  under the Contract.  The Owner may name a new  Annuitant  within 30 days of the Annuitant's  death. If a new Annuitant is not named, the Company will  designate the Owner as Annuitant.  On the death of the Annuitant on or after the Annuity  Payout Date,  any death benefit is  determined  under the terms of the Annuity Option. See "Annuity Options," page 27.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    The Company  deducts a daily charge from the assets of each  Subaccount  for mortality and expense  risks assumed by the Company under the Contract.  The charge  generally  is equal to an annual rate of 0.55% of each  Subaccount's average daily net assets.  This amount is intended to compensate the Company for certain  mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

    The expense risk borne by the Company is the risk that the Company's  actual expenses  in issuing  and  administering  the  Contract  and  operating  the
    Subaccounts  will be more than the profit  realized  from the  mortality and expense risk  charge.  The  mortality  risk borne by the Company is the risk that Annuitants,  as a group, will live longer than the Company's  actuarial tables predict.  In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company  assumes a mortality risk in connection  with the death benefit under the Contract.

    The Company may  ultimately  realize a profit from the mortality and expense risk  charge  to  the  extent  it is  not  needed  to  cover  mortality  and administrative  expenses,  but the  Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any profit  derived from
    this  charge  for  any  lawful   purpose,   including  any  promotional  and
    administrative  expenses,  including  compensation  paid by the  Company  to
    Investment  Services or an affiliate  thereof.  The Company pays  Investment
    Services at the annual rate of 0.10% of each Subaccount's  average daily net assets for administrative services.

PREMIUM TAX CHARGE

    Various  states  and  municipalities  impose a tax on  premiums  on  annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will  depend  upon,  among  other  things,  the  Owner's  state  of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the  Company's  status in a  particular  state.  The Company  assesses a premium tax charge to reimburse  itself for premium  taxes that it incurs in connection  with a Contract.  This charge will be deducted  upon the Annuity
    Payout Date, upon full or partial  withdrawal,  or upon payment of the death benefit,  if premium taxes are incurred at that time and are not refundable.
    The Company  reserves the right to deduct  premium taxes when due or anytime thereafter.  Premium  tax rates  currently  range  from 0% to 3.5%,  but are subject to change by a governmental entity.

OTHER CHARGES

    The  Company  may charge the  Separate  Account or the  Subaccounts  for the federal, state, or local taxes incurred by the Company that are attributable to the Separate  Account or the  Subaccounts,  or to the  operations  of the
    Company with respect to the Contract, or that are attributable to payment of premiums  or  acquisition  costs  under  the  Contract.  No such  charge  is currently assessed. See "Tax Status of the Company and the Separate Account"
    and "Charge for the Company's Taxes," page 33.

GUARANTEE OF CERTAIN CHARGES

    The Company  guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each  Subaccount's  average  daily net assets.

FUND EXPENSES

    Each Subaccount purchases shares at the net asset value of the corresponding
    Portfolio  of the Funds.  Each  Portfolio's  net asset  value  reflects  the investment  management fee and any other expenses that are deducted from the assets  of the Fund.  These  fees and  expenses  are not  deducted  from the
    Subaccount,  but are paid from the assets of the corresponding Portfolio. As a result,  you indirectly bear a pro rata portion of such fees and expenses.
    The  management  fees and  other  expenses,  if any,  which  are more  fully described in the  Portfolio  prospectuses,  are not specified or fixed under the terms of the Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

    You may select the Annuity Payout Date at the time of  application.  You may not defer the  Annuity  Payout Date beyond the  Annuitant's  90th  birthday, although  the terms of a Qualified  Plan and the laws of certain  states may require you to begin receiving annuity payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's  70th birthday or the tenth annual Contract  Anniversary;
    however,  if the Owner has not  selected  an Annuity  Payout  Date,  Annuity
    Payments  will not begin until the Company  receives  specific  instructions from the Owner.  See  "Selection  of an Option," page 28. If there are Joint
    Annuitants,  the birth date of the older Annuitant will be used to determine the latest  Annuity  Payout  Date. A letter will be sent to the Owner on the proposed  Annuity Payout Date requesting that the Owner confirm this date or select a new date.

    On the Annuity  Payout  Date,  the Account  Value as of that date,  less any premium  taxes,  will be applied  to  provide  an  annuity  under one of the
    Options  described on page 27. Each Option is available either as a variable annuity  supported by the Subaccounts or as a fixed annuity supported by the
    Fixed  Interest  Account.  A combination  variable and fixed annuity is also available  under Options 5 through 7. Your payment  choices for each Annuity
    Option are set forth in the table below.

    --------------------------------------------------------------------------------------
                                                                              COMBINATION
                                                      VARIABLE     FIXED     VARIABLE AND
    ANNUITY OPTION                                     ANNUITY    ANNUITY    FIXED ANNUITY
    --------------------------------------------------------------------------------------
    Option 1 - Life Income                                X          X
    --------------------------------------------------------------------------------------
    Option 2 - Life Income with Period Certain            X          X
    --------------------------------------------------------------------------------------
    Option 3 - Life Income with Installment Refund        X          X
    --------------------------------------------------------------------------------------
    Option 4 - Joint and Last Survivor                    X          X
    --------------------------------------------------------------------------------------
    Option 5 - Payments for a Specified Period            X          X             X
    --------------------------------------------------------------------------------------
    Option 6 - Payments of a Specified Amount             X          X             X
    --------------------------------------------------------------------------------------
    Option 7 - Age Recalculation                          X          X             X
    --------------------------------------------------------------------------------------
    Option 8 - Period Certain                             X          X
    --------------------------------------------------------------------------------------

    Variable Annuity Payments will fluctuate with the investment  performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, Account Value allocated to the Subaccounts will be applied to  purchase a variable  annuity and Account  Value  allocated  to the Fixed
    Interest Account will be applied to purchase a fixed annuity.

    The Company will make Annuity Payments on a monthly, quarterly,  semiannual, or annual basis.  No Annuity  Payments will be made for less than $100.  You may direct  Investment  Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by  submitting a written request  to the T.  Rowe  Price  Variable  Annuity  Service  Center.  If the
    frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

    You may  designate  or change an Annuity  Payout  Date,  Annuity  Option and
    Annuitant,  provided  proper written notice is received at the T. Rowe Price
    Variable Annuity Service Center at least 30 days prior to the Annuity Payout
    Date.  The date selected as the new Annuity  Payout Date must be at least 30 days after the date written  notice  requesting  a change of Annuity  Payout
    Date is received at the T. Rowe Price Variable Annuity Service Center.

EXCHANGES AND WITHDRAWALS

    During the Annuity Period,  you may exchange  Account Value or Payment Units among the  Subaccounts  upon  proper  written  request  to the T. Rowe Price
    Variable  Annuity  Service  Center.  Up to six  exchanges are allowed in any
    Contract  Year.  Exchanges  of  Account  Value or Payment  Units  during the
    Annuity  Period  will  result  in future  annuity  payments  based  upon the performance of the Subaccounts to which the exchange is made.

    The Owner may exchange Payment Units under Options 1 through 4 and 8 and may exchange  Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the
    Fixed Interest  Account  described under the "Fixed Interest  Account," page
    29. The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

    Once Annuity  Payments have  commenced,  an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the
    Withdrawal  Value.  Full  and  partial  withdrawals  of  Account  Value  are available,  however,  during the Annuity  Period under  Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest  Account.
    An Owner  may elect to  withdraw  the  present  value of  annuity  payments, commuted at the assumed  interest rate, if a variable annuity under Option 8 is selected.  Partial  withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS

    The Contract  provides for eight Annuity Options.  Other Annuity Options may be available  upon request at the  discretion of the Company.  If no Annuity
    Option has been  selected,  Annuity  Payments  will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments  guaranteed to be made for 10 years. A letter will be sent to the Owner on the  Annuity  Payout  Date to notify  the Owner that  Option 2 will be  selected  and to give the Owner the  opportunity  to confirm this Annuity  Option or to select a different  Annuity  Option.  The
    Annuity Options are set forth below.

    OPTION 1 - LIFE INCOME  Periodic  Annuity  Payments  will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's  death occurred prior to the due date of the second Annuity  Payment,  two if death occurred prior to the due date of the  third  Annuity  Payment,  etc.  THERE IS NO  MINIMUM
    NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.  PAYMENTS  CEASE UPON THE
    DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    OPTION  2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15,  OR 20 YEARS
    Periodic  Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be 5, 10, 15, or 20 years, as elected,  Annuity  Payments  will be continued  during the remainder of such period to the Designated  Beneficiary.  UPON THE ANNUITANT'S DEATH AFTER THE
    PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

    OPTION 3 - LIFE  INCOME WITH  INSTALLMENT  OR UNIT  REFUND  OPTION  Periodic
    Annuity  Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant,  the number of payments that has been made is less than the  number  determined  by  dividing  the amount applied  under  this  Option by the  amount of the  first  payment,  Annuity
    Payments will be continued to the Designated  Beneficiary  until that number of Annuity Payments has been made.

    OPTION 4 - JOINT AND LAST SURVIVOR  Periodic  Annuity  Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either  Annuitant  is living.  Upon the death of one  Annuitant,  Annuity
    Payments continue to the surviving  annuitant at the same or a reduced level of 75%,  66 2/3% or 50% of Annuity  Payments  as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity  Payment  and,  with  respect to variable  annuity payments,  the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity Payment following the Annuitant's  death.
    It is possible under this Option for only one Annuity  Payment to be made if both  Annuitants  died prior to the second Annuity  Payment due date, two if both died prior to the third Annuity  Payment due date,  etc. AS IN THE CASE
    OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS
    OPTION.  PAYMENTS  CEASE  UPON THE  DEATH OF THE LAST  SURVIVING  ANNUITANT,
    REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    OPTION 5 - PAYMENTS FOR SPECIFIED  PERIOD Periodic  Annuity Payments will be made for a fixed period,  which may be from 5 to 20 years, as elected by the
    Owner.  The amount of each Annuity Payment is determined by dividing Account
    Value by the number of Annuity Payments  remaining in the period. If, at the death of the  Annuitant,  payments have been made for less than the selected fixed period,  the remaining  unpaid payments will be paid to the Designated
    Beneficiary.

    OPTION 6 - PAYMENTS OF A SPECIFIED  AMOUNT Periodic  Annuity Payments of the
    amount  elected by the Owner will be made until  Account Value is exhausted, with the guarantee  that, if, at the death of the Annuitant,  all guaranteed payments have not yet been made, the remaining  unpaid payments will be paid to the Designated  Beneficiary.  This Option is available only for Contracts issued in connection with Non-Qualified Plans.

    OPTION 7 - AGE  RECALCULATION  Periodic  Annuity Payments will be made based upon the Annuitant's  life  expectancy,  or the joint life expectancy of the
    Annuitant  and a  beneficiary,  at the  Annuitant's  attained  age  (and the beneficiary's  attained  or  adjusted  age, if  applicable)  each year.  The payments are computed by reference to  government  actuarial  tables and are made until Account  Value is  exhausted.  Upon the  Annuitant's  death,  any
    Account Value will be paid to the Designated Beneficiary.

    OPTION 8 - PERIOD CERTAIN Periodic Annuity Payments will be made for a fixed period which may be 5, 10, 15 or 20 years. This option differs from Option 5 in that Annuity  Payments are calculated on the basis of Payment  Units.  If the  Annuitant  dies prior to the end of the period  certain,  the remaining guaranteed Annuity Payments will be made to the Designated Beneficiary.

SELECTION OF AN OPTION

    You should  carefully  review the Annuity Options with your financial or tax adviser.  For Contracts used in connection with a Qualified Plan,  reference should be made to the terms of the particular  plan and the  requirements of the  Internal  Revenue Code for  pertinent  limitations  respecting  Annuity
    Payments and other matters. For instance,  Qualified Plans generally require that  Annuity  Payments  begin no later  than April 1 of the  calendar  year following the year in which the  Annuitant  reaches age 70 1/2. In addition, under Qualified  Plans,  the period elected for receipt of Annuity  Payments under Annuity  Options  (other than life income)  generally may be no longer than the joint life  expectancy of the Annuitant and beneficiary in the year that the  Annuitant  reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years  younger than the  Annuitant.  For  Non-Qualified  Plans,  the
    Company  does  not  allow  Annuity   Payments  to  be  deferred  beyond  the
    Annuitant's 90th birthday.

ANNUITY PAYMENTS

    Annuity  Payments  under  Options 1 through 4 and 8 are based  upon  annuity rates that vary with the Annuity Option  selected.  In the case of Options 1 through 4 the  annuity  rates  will vary  based  upon the age and sex of the
    Annuitant,  except that  unisex  rates are used where  required by law.  The annuity rates reflect your life expectancy based upon your age and gender as of the Annuity Payout Date unless unisex rates apply.  The annuity rates are based upon the 1983(a)  Mortality Table projected for mortality  improvement for 45 years using projection scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually,  as selected by the Owner. See the table below for the basis of annuity rates.  In the case of Options 5, 6 and 7,  Annuity  Payments  are based upon Account  Value  without  regard to annuity rates.

                             BASIS OF ANNUITY RATES

           -----------------------------------------------------------
                      OPTIONS 1-4                   OPTION 8
                 Assumed Interest Rate        Assumed Interest Rate
                Mortality Table 1983(a)
                projected for mortality
              improvement using projection
                        scale G
           -----------------------------------------------------------

    The Company  calculates  variable Annuity Payments under Options 1 through 4 and 8 using Payment Units.  The value of a Payment Unit for each  Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment
    Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous  Valuation  Date for (1)
    the interim performance of the corresponding Portfolio of the Funds; (2) any dividends or  distributions  paid by the  corresponding  Portfolio;  (3) the mortality  and expense risk charge;  (4) the  charges,  if any,  that may be assessed by the  Company  for taxes  attributable  to the  operation  of the
    Subaccount; and (5) the assumed interest rate.

    The Company  determines  the number of Payment Units used to calculate  each variable  Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 and 8 which are the  guaranteed  minimum dollar amount of monthly  annuity  payment for each
    $1,000 of Account Value,  less any applicable  premium taxes,  applied to an
    Annuity  Option.  The Account Value as of the Annuity Payout Date,  less any applicable  premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000  specified  in the annuity  tables to  determine  the initial  Annuity Payment for a variable  annuity and the guaranteed  monthly
    Annuity Payment for a fixed annuity.

    On the Annuity Payout Date, the Company divides the initial variable Annuity
    Payment by the value as of that date of the Payment Unit for the  applicable
    Subaccount  to  determine  the  number  of  Payment  Units  to  be  used  in calculating  subsequent  Annuity Payments.  If variable Annuity Payments are allocated to more than one  Subaccount,  the number of Payment Units will be determined by dividing the portion of the initial  variable  Annuity Payment allocated to a Subaccount by the value of that Subaccount's  Payment Unit as of the  Annuity  Payout  Date.  The  initial  variable  Annuity  Payment  is allocated to the  Subaccounts in the same proportion as the Account Value is allocated as of the Annuity  Payout Date.  The number of Payment  Units will remain constant for subsequent Annuity Payments,  unless the Owner exchanges
    Payment Units among Subaccounts or makes a withdrawal under Option 8.

    Subsequent  variable  Annuity  Payments are  calculated by  multiplying  the number  of  Payment  Units  allocated  to a  Subaccount  by the value of the
    Payment Unit as of the date of the Annuity  Payment.  If the Annuity Payment is allocated to more than one  Subaccount,  the Annuity  Payment is equal to the sum of the payment amounts determined for each Subaccount.

ASSUMED INTEREST RATE

    As  discussed  above,  the  annuity  rates for Options 1 through 4 and 8 are based upon an assumed interest rate of 3.5%,  compounded annually.  Variable
    Annuity  Payments  increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest  rate. If the net  performance  of the  Subaccounts is equal to the assumed interest rate,  Annuity  Payments will remain  constant.  If the net performance of the  Subaccounts  is greater than the assumed  interest rate, the amount of the Annuity  Payments will increase and if it is less than the assumed  interest rate, the amount of the Annuity  Payments will decline.  A higher  assumed  interest  rate, for example 5%, would mean a higher initial variable  Annuity  Payment,  but the amount of the  Annuity  Payments  would increase  more  slowly in a rising  market  (or the  amount  of the  Annuity
    Payments  would  decline more rapidly in a falling  market).  Conversely,  a lower assumed  interest rate,  for example 3.5%,  would mean a lower initial variable  Annuity Payment and more rapidly rising Annuity Payment amounts in a rising  market and more  slowly  declining  Annuity  Payment  amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

    You may allocate all or a portion of your  purchase  payments,  and exchange
    Account Value, to the Fixed Interest Account. Amounts allocated to the Fixed
    Interest  Account  become  part  of the  Company's  General  Account,  which supports the  Company's  insurance  and annuity  obligations.  The Company's
    General  Account is  subject to  regulation  and  supervision  by the Kansas
    Department  of  Insurance  and is also  subject  to the  insurance  laws and regulations of other jurisdictions in which the Contract is distributed.  In reliance on certain exemptive and exclusionary provisions,  interests in the
    Fixed  Interest  Account have not been  registered as  securities  under the
    Securities Act of 1933 (the "1933 Act") and the Fixed  Interest  Account has
    not been  registered as an investment  company under the Investment  Company
    Act of 1940 (the  "1940  Act").  Accordingly,  neither  the  Fixed  Interest
    Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus  relating to the Fixed Interest  Account,  however,  may be subject to certain  generally applicable  provisions  of  the  federal  securities  laws  relating  to the accuracy  and  completeness  of  statements  made  in the  Prospectus.  This
    Prospectus is generally intended to serve as a disclosure  document only for aspects of a Contract  involving  the  Separate  Account and  contains  only
    selected  information   regarding  the  Fixed  Interest  Account.  For  more
    information  regarding the Fixed Interest Account,  see "The Contract," page
    16.

    Amounts  allocated to the Fixed Interest  Account become part of the General
    Account of the  Company,  which  consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the
    Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

    Account Value  allocated to the Fixed  Interest  Account earns interest at a fixed rate or rates that are paid by the Company.  The Account  Value in the
    Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least  an  annual  effective  rate of 3% which  will  accrue  daily
    ("Guaranteed  Rate").  Such interest  will be paid  regardless of the actual investment  experience of the Company's  General Account.  In addition,  the
    Company may in its discretion  pay interest at a rate ("Current  Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

    Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current  Rate, if any, in effect on the date such portion of
    Account Value is allocated or exchanged to the Fixed Interest  Account.  The
    Current  Rate  paid on any  such  portion  of  Account  Value  allocated  or exchanged  to the Fixed  Interest  Account  will be  guaranteed  for rolling periods  of one or more  years  (each a  "Guarantee  Period").  The  Company currently offers only Guarantee  Periods of one year. Upon expiration of any
    Guarantee  Period,  a new Guarantee  Period of the same duration begins with respect to that portion of Account  Value,  which will earn  interest at the
    Current  Rate,  if any,  declared by the Company on the first day of the new
    Guarantee Period.

    Account Value  allocated or exchanged to the Fixed  Interest  Account at one point in time may be credited  with a different  Current  Rate than  amounts allocated  or exchanged to the Fixed  Interest  Account at another  point in time. For example,  amounts  allocated to the Fixed Interest Account in June may be credited with a different  Current Rate than amounts allocated to the
    Fixed  Interest  Account  in July.  In  addition,  if  Guarantee  Periods of different durations are offered, Account Value allocated or exchanged to the
    Fixed  Interest  Account  for a  Guarantee  Period  of one  duration  may be credited with a different  Current Rate than amounts  allocated or exchanged to  the  Fixed  Interest  Account  for a  Guarantee  Period  of a  different duration.  Therefore, at any time, various portions of your Account Value in the Fixed  Interest  Account may be earning  interest at  different  Current
    Rates  depending  upon the point in time such  portions  were  allocated  or exchanged to the Fixed  Interest  Account and the duration of the  Guarantee
    Period.  The  Company  bears  the  investment  risk  for the  Account  Value allocated  to the Fixed  Interest  Account  and for paying  interest  at the
    Guaranteed Rate on amounts allocated to the Fixed Interest Account.

    For purposes of  determining  the  interest  rates to be credited on Account
    Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed
    Interest  Account  will be  deemed to be taken  first  from any  portion  of
    Account  Value  allocated  to the  Fixed  Interest  Account  for  which  the
    Guarantee  Period  expires during the calendar month in which the withdrawal or exchange is effected,  then in the order  beginning  with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining  before the end of its Guarantee  Period.  For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

    The death  benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a
    Contract that has Account  Value  allocated to the  Subaccounts.  See "Death
    Benefit," page 22.

CONTRACT CHARGES

    Premium  taxes will be the same for  Contractowners  who  allocate  purchase payments  or exchange  Account  Value to the Fixed  Interest  Account as for
    those who  allocate  purchase  payments to the  Subaccounts.  The charge for mortality and expense risks will not be assessed  against the Fixed Interest
    Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest  Account.  In addition,  the investment management fees and any other expenses paid by the
    Funds will not be paid  directly  or  indirectly  by  Contractowners  to the extent  the  Account  Value is  allocated  to the  Fixed  Interest  Account;
    however,   such  Contractowners  will  not  participate  in  the  investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

    Amounts may be exchanged from the Subaccounts to the Fixed Interest  Account and from the Fixed  Interest  Account  to the  Subaccounts,  subject  to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account  Value,  the Guarantee  Period of which expires during the calendar  month in which the  exchange is effected,  (2) pursuant to the
    Dollar Cost Averaging  Option  provided that such exchanges are scheduled to be made over a period of not less than one  year,  and (3)  pursuant  to the
    Asset  Rebalancing   Option,   provided  that  upon  receipt  of  the  Asset
    Rebalancing  Request,  Account Value is allocated  among the Fixed  Interest
    Account and the Subaccounts in the percentages selected by the Contractowner without  violating the  restrictions  on exchanges  from the Fixed  Interest
    Account set forth in (1) above. Accordingly,  a Contractowner who desires to implement the Asset  Rebalancing  Option should do so at a time when Account
    Value may be exchanged from the Fixed Interest Account to the Subaccounts in
    the  percentages  selected  by  the  Contractowner   without  violating  the
    restrictions  on exchanges  from the Fixed Interest  Account.  Once an Asset
    Rebalancing  Option is implemented,  the  restrictions on exchanges will not apply to exchanges  made  pursuant to the Option.  Up to six  exchanges  are allowed in any  Contract  Year and  exchanges  pursuant  to the Dollar  Cost
    Averaging  and  Asset  Rebalancing  Options  are  not  included  in the  six exchanges  allowed per Contract  Year. The minimum  exchange  amount is $500
    ($200 under the Dollar Cost Averaging Option) or the amount remaining in the
    Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges  permitted each Contract Year, to suspend exchanges,  to limit the amount that may be subject to exchanges  and the amount  remaining in an account  after an exchange,  and to impose  conditions on the right to exchange.

    If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset  Rebalancing  Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals,  any purchase payment  allocated  to, or Account  Value  exchanged  to or from,  the Fixed
    Interest Account will automatically  terminate such Dollar Cost Averaging or
    Asset Rebalancing Option or systematic withdrawals,  and any withdrawal from the Fixed Interest Account or the Subaccounts will  automatically  terminate the Asset Rebalancing  Option. In the event of automatic  termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging,  Asset Rebalancing, or  systematic  withdrawals  by sending a written  request  to the  Company, provided  that the  Owner's  Account  Value at that time  meets any  minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

    The  Contractowner  may also make full  withdrawals  to the same extent as a
    Contractowner  who  has  allocated  Account  Value  to  the  Subaccounts.  A
    Contractowner may make a partial  withdrawal from the Fixed Interest Account only (1) from Account  Value,  the Guarantee  Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the  greater  of  $5,000  or 10% of  Account  Value  allocated  to the Fixed
    Interest  Account  at  the  time  of  the  partial  withdrawal.   Systematic
    withdrawals  from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and
    Partial Withdrawals," page 21 and "Systematic Withdrawals," page 22.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

    As required by most states, the Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months  after a written  request in proper form is received at the T.
    Rowe Price Variable  Annuity Service Center.  During the period of deferral, interest  at the  applicable  interest  rate or rates  will  continue  to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed  Interest  Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

    The  Contractowner  is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the
    Contract  grants or the Company  allows.  The Owner may be an entity that is not a living person,  such as a trust or corporation,  referred to herein as
    "Non-Natural Persons." See "Federal Tax Matters," page 33.

    JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner.  Any  Contract  transaction  requires  the  signature of all persons named jointly.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

    The  Beneficiary is the individual  named as such in the  application or any later change shown in the Company's  records.  The  Contractowner may change the  Beneficiary  at any time  while  the  Contract  is in force by  written request on a form  provided by the Company and received at the T. Rowe Price
    Variable  Annuity  Service  Center.  The  change  will not be binding on the
    Company  until it is received  and  recorded  at the T. Rowe Price  Variable
    Annuity  Service  Center.  The change will be  effective as of the date this form is signed  subject to any payments  made or other  actions taken by the
    Company before the change is received and recorded. A Secondary  Beneficiary may be  designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be  changed  without  the  Beneficiary's consent.

DIVIDENDS

    The  Contract is eligible to share in the surplus  earnings of the  Company.
    However,  the  current  dividend  scale is zero,  and the  Company  does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT

    The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange  between  Subaccounts  or from a Subaccount  to the Fixed  Interest
    Account  within  seven  days from the  Valuation  Date a proper  request  is received at the T. Rowe Price Variable Annuity Service Center.  However, the
    Company  can  postpone  the  calculation  or  payment  of such a payment  or exchange  of amounts  from the  Subaccounts  to the extent  permitted  under applicable law, for any period: (a) during which the New York Stock Exchange is closed  other than  customary  weekend and holiday  closings,  (b) during which trading on the New York Stock  Exchange is restricted as determined by the SEC, (c) during which an emergency,  as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not  reasonably  practicable,  or (ii) it is not  reasonably  practicable to determine the value of the assets of the Separate Account, or (d) as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

    The Company may require proof of age or survival of any person on whose life
    Annuity Payments depend.

MISSTATEMENTS

    If the age or sex of an Annuitant or age of an Owner has been misstated, the correct  amount paid or payable by the Company  under the Contract  shall be such as the  Account  Value would have  provided  for the correct age or sex
    (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

    The Contract described in this Prospectus is designed for use by individuals in  retirement  plans  which  may or may not be  Qualified  Plans  under the provisions of the Internal Revenue Code ("Code").

    The  ultimate  effect of federal  income  taxes on the amounts  held under a
    Contract,  on annuity  payments,  and on the economic benefits to the Owner, the Annuitant,  and the Beneficiary or other payee will depend upon the type of  retirement  plan  for  which  the  Contract  is  purchased,  the tax and employment  status  of the  individuals  involved,  and a  number  of  other factors. The discussion of the federal income tax considerations relating to a Contract  contained herein and in the Statement of Additional  Information is general in nature and is not intended to be an  exhaustive  discussion of all questions  that might arise in connection  with a Contract.  It is based upon the Company's  understanding  of the present federal income tax laws as currently  interpreted by the Internal Revenue Service  ("IRS"),  and is not
    intended as tax advice.  No  representation is made regarding the likelihood of  continuation  of the present  federal  income tax laws or of the current interpretations  by the IRS or the  courts.  Future  legislation  may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the particular circumstances of the individual involved and, if applicable,  the
    Qualified  Plan,  you should  consult a qualified tax adviser  regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract,  or any other  transaction involving a Contract (including an exchange).  THE COMPANY DOES NOT MAKE ANY
    GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY
    CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

    GENERAL

    The Company  intends to be taxed as a life  insurance  company under Part I,
    Subchapter L of the Code.  Because the  operations  of the Separate  Account form a part of the Company,  the Company will be responsible for any federal income taxes that become  payable with respect to the income of the Separate
    Account and its Subaccounts.

    CHARGE FOR THE COMPANY'S TAXES

    A charge may be made  against the  Separate  Account  for any federal  taxes incurred by the Company that are attributable to the Separate  Account,  the
    Subaccounts,  or to  the  operations  of the  Company  with  respect  to the
    Contract or attributable to payments,  premiums,  or acquisition costs under the  Contract.  The  Company  will  review the  question  of a charge to the
    Separate Account, the Subaccounts, or the Contract for the Company's federal taxes  periodically.  Charges may become  necessary if, among other reasons, the tax  treatment  of the  Company  or of  income  and  expenses  under the
    Contract  is  ultimately  determined  to be  other  than  what  the  Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance  company level,  or if there is a change in the Company's tax status.

    Under current laws, the Company may incur state and local taxes (in addition to  premium  taxes) in  several  states.  At  present,  these  taxes are not significant.  If there is a material change in applicable state or local tax laws, the Company  reserves the right to charge the Separate  Account or the
    Subaccounts for such taxes, if any,  attributable to the Separate Account or
    Subaccounts.

    DIVERSIFICATION STANDARDS

    Each of the Portfolios  will be required to adhere to regulations  issued by the Treasury  Department  pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts  funding  variable  contracts.
    Pursuant to these regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Portfolio may be  represented by any one  investment,  no more than 70%
    may be  represented  by  any  two  investments,  no  more  than  80%  may be represented  by  any  three  investments,  and  no  more  than  90%  may  be represented  by any  four  investments.  For  purposes  of  Section  817(h), securities of a single issuer  generally are treated as one investment,  but obligations  of the U.S.  Treasury  and each  U.S.  Governmental  agency  or instrumentality generally are treated as securities of separate issuers. The
    Separate  Account,  through  the  Portfolios,  intends  to  comply  with the diversification requirements of Section 817(h).

    In  certain  circumstances,  owners of  variable  annuity  contracts  may be considered the owners, for federal income tax purposes, of the assets of the separate  account used to support their contracts.  In those  circumstances, income and gains from the separate account assets would be includible in the variable  contractowner's  gross  income.  The IRS has  stated in  published rulings  that a  variable  contractowner  will be  considered  the  owner of
    separate  account  assets  if  the  contractowner   possesses  incidents  of
    ownership  in those  assets,  such as the  ability  to  exercise  investment control  over  the  assets.  The  Treasury  Department  also  announced,  in connection with the issuance of regulations concerning diversification, that those  regulations "do not provide guidance  concerning the circumstances in which investor  control of the investments of a segregated asset account may cause the  investor  (i.e.,  the  policyowner),  rather  than the  insurance company,  to be  treated as the owner of the  assets in the  account."  This announcement also stated that guidance would be issued by way of regulations
    or  rulings  on  the  "extent  to  which   policyholders  may  direct  their
    investments to particular subaccounts without being treated as owners of the underlying  assets."  Guidance  issued  to date  has no  application  to the
    Contract.

    The  ownership  rights under the  Contract are similar to, but  different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases described in the rulings.  These  differences  could result in a  Contractowner  being treated as the owner of a pro rata  portion  of the  assets of the  Separate
    Account.  In addition,  the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore  reserves the right to modify  the  Contract,  as it deems  appropriate,  to  attempt  to prevent a
    Contractowner  from  being  considered  the owner of a pro rata share of the assets of the Separate Account.  Moreover,  in the event that regulations or rulings are promulgated,  there can be no assurance that the Portfolios will be able to operate as  currently  described in the  Prospectus,  or that the
    Funds  will not have to  change  any  Portfolio's  investment  objective  or investment policies.

    INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

    Section 72 of the Code  governs the  taxation of  annuities.  In general,  a
    Contractowner  is not taxed on increases in value under an annuity  contract until some form of  distribution  is made under the contract.  However,  the
    increase  in  value  may  be  subject  to  tax   currently   under   certain
    circumstances.  See "Contracts  Owned by  Non-Natural  Persons," page 36 and
    "Diversification Standards," page 34. Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts  withheld and properly  notifies the Company of that election.

    > SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section 72
      provides  that  amounts  received  upon  a  total  or  partial  withdrawal
      (including  systematic  withdrawals)  from a Contract prior to the Annuity
      Payout Date  generally  will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The  "investment  in the contract" is that portion,  if any, of purchase  payments paid under a Contract less any  distributions  received previously under the Contract that are excluded from the recipient's gross income.  The taxable  portion is taxed at ordinary  income tax rates.  For purposes of this rule, a pledge or  assignment of a Contract is treated as a payment  received  on account  of a partial  withdrawal  of a  Contract.
      Similarly,  loans under a Contract are generally  treated as distributions under the Contract.

    > SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  PAYOUT  DATE Upon a
      complete surrender,  the amount received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the  Contract.  The taxable  portion of such  payments  will be taxed at  ordinary  income tax rates.  For fixed annuity  payments,  the taxable  portion of each payment generally is determined by using a formula known as the "exclusion ratio,"
      which  establishes  the ratio that the investment in the Contract bears to the  total  expected  amount  of  annuity  payments  for  the  term of the
      Contract.  That ratio is then  applied to each  payment to  determine  the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary  income rates.  For variable  annuity  payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment.  The  non-taxable  portion  is a fixed  dollar  amount  for  each payment,  determined  by dividing  the  investment  in the Contract by the number of payments to be made.  The  remainder  of each  variable  annuity payment is taxable.  Once the  excludable  portion of annuity  payments to date equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

    > PENALTY TAX ON CERTAIN  SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally  imposed equal to 10% of the portion of such amount which is includible in gross income.  However, the penalty tax is not applicable to withdrawals:  (i) made on or after the death of the owner (or where the owner is not an individual,  the death of the "primary  annuitant," who is defined  as the  individual  the  events  in  whose  life  are of  primary importance  in  affecting  the timing  and amount of the payout  under the
      Contract);  (ii) attributable to the taxpayer's  becoming totally disabled within the  meaning of Code  Section  72(m)(7);  (iii) which are part of a series of substantially  equal periodic payments (not less frequently than annually) made for the life (or life  expectancy) of the taxpayer,  or the joint lives (or joint life  expectancies)  of the  taxpayer and his or her beneficiary;  (iv) from  certain  qualified  plans;  (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified  plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a surrender or  withdrawal  as a result of the  application  of item (iii)  above,  and the series of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification  occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above,  plus interest for the deferral period, if the  modification  takes  place (a) before the close of the period  which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

    ADDITIONAL CONSIDERATIONS

    > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two  distribution  rules: (a) if any owner  dies on or after the  Annuity  Payout  Date,  and before the entire interest  in the  Contract  has been  distributed,  the  remainder  of the
      owner's   interest  will  be  distributed  at  least  as  quickly  as  the distribution  method in effect on the owner's death;  and (b) if any owner dies before the Annuity Payout Date,  the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized  over the life of that designated  beneficiary or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated  beneficiary is the spouse of the deceased owner, the Contract  (together with the deferral of tax on the accrued and future income  thereunder)  may be continued in the name of the spouse as owner.

    Generally,  for purposes of determining when  distributions must begin under the  foregoing  rules,  where  an owner is not an  individual,  the  primary annuitant  is  considered  the owner.  In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners,  the  distribution-at-death  rules will be applied by treating the  death  of the  first  owner  as the one to be  taken  into  account  in determining  generally when  distributions  must  commence,  unless the sole
    Beneficiary is the deceased owner's spouse.

    > GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan Contracts prior to the  Annuity  Payout  Date  will  trigger  tax on the gain on the
      Contract,  with the  donee  getting  a  stepped-up  basis  for the  amount included in the donor's income.  The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

    > CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS  If the  Contract  is held by a non-natural  person  (for  example,  a  corporation),  the  income on that
      Contract  (generally the increase in net surrender value less the purchase payments) is  includible  in taxable  income each year.  The rule does not apply where the  Contract  is acquired by the estate of a decedent,  where the  Contract  is held by certain  types of  retirement  plans,  where the
      Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an employee upon  termination  of a qualified  plan,  and in the  case of an  immediate  annuity.  An  annuity contract held by a trust or other entity as agent for a natural  person is considered held by a natural person.

    > MULTIPLE  CONTRACT  RULE For  purposes  of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)
      that is includible in gross income,  all  Non-Qualified  annuity contracts issued by the same insurer to the same  Contractowner  during any calendar year are to be aggregated  and treated as one contract.  Thus,  any amount received under any such contract  prior to the  contract's  Annuity Payout
      Date,  such as a partial  withdrawal,  dividend,  or loan, will be taxable
      (and  possibly  subject  to the  10%  penalty  tax) to the  extent  of the combined income in all such contracts.

    In  addition,  the Treasury  Department  has broad  regulatory  authority in applying this  provision to prevent  avoidance of the purposes of this rule.
    It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the Annuity
    Payout Date) under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined  income in all such  contracts  and  regardless  of whether any amount  would  otherwise  have been  excluded  from  income  because  of the
    "exclusion ratio" under the contract.

    > POSSIBLE TAX CHANGES In recent years,  legislation  has been proposed that would have adversely  modified the federal taxation of certain  annuities.
      There is always the possibility  that the tax treatment of annuities could change by  legislation  or other means (such as IRS  regulations,  revenue rulings, and judicial decisions).  Moreover, although unlikely, it is also possible  that any  legislative  change  could be  retroactive  (that  is, effective prior to the date of such change).

    > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership
      of  a  Contract,  the  designation  of  an  Annuitant,   Payee,  or  other
      Beneficiary  who is not also the Owner,  the selection of certain  Annuity
      Payout  Dates or the  exchange  of a Contract  may  result in certain  tax consequences  to the  Owner  that  are  not  discussed  herein.  An  Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the  potential  effects of such a transaction.

QUALIFIED PLANS

    The Contract may be used as a Qualified Plan that meets the  requirements of an individual retirement annuity ("IRA") under Section 408 of the Code, or a
    Roth IRA under Section 408A of the Code.

    If you are purchasing the Contract as an investment vehicle for one of these
    Qualified  Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified
    Plan. However,  the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death
    benefit   protection  for  your  beneficiaries  and  annuity  options  which
    guarantee   income  for  life.   You  should  consult  with  your  financial
    professional  as to whether the overall  benefits  and costs of the Contract are appropriate considering your circumstances.

    The tax rules  applicable  to  participants  in such  Qualified  Plans  vary according  to the  type of plan and the  terms  and  conditions  of the plan itself.  No attempt is made herein to provide more than general  information about the use of the  Contract as a  Qualified  Plan.  A Qualified  Plan may
    permit the purchase of the Contract to accumulate  retirement  savings under the plan.  Adverse  tax or other  legal  consequences  to the  plan,  to the participant  or  to  both  may  result  if  this  Contract  is  assigned  or transferred to any individual as a means to provide benefit payments, unless the plan  complies with all legal  requirements  applicable to such benefits
    prior  to  transfer  of  the  Contract.   Contractowners,   Annuitants,  and
    Beneficiaries  are  cautioned  that the rights of any person to any benefits under such Qualified Plans may be limited by applicable  law,  regardless of the terms and conditions of the Contract issued in connection therewith.

    The  amount  that may be  contributed  to a  Qualified  Plan is  subject  to limitations under the Code. In addition,  early distributions from Qualified
    Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum  distribution rules. Failure to comply with these rules could result in  disqualification  of the Plan or subject the Owner or
    Annuitant to penalty taxes. As a result, the minimum  distribution rules may limit the availability of certain Annuity Options to certain  Annuitants and their  beneficiaries.  These rules and  requirements may not be incorporated into our  Contract  administration  procedures.  Therefore,  Contractowners,
    Annuitants,   and   Beneficiaries   are  responsible  for  determining  that
    contributions,  distributions,  and other  transactions  with respect to the
    Contract comply with applicable law.

    THE FOLLOWING IS A BRIEF  DESCRIPTION OF QUALIFIED  PLANS AND THE USE OF THE
    CONTRACT THEREWITH:

    > SECTION 408 AND SECTION 408A

      INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the Code permits eligible individuals  to  establish  individual  retirement  programs  through  the purchase of Individual  Retirement  Annuities  ("traditional  IRAs").  The
      Contract may be purchased as an IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish them from "Roth IRAs" which became available in 1998. Roth IRAs are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence.
      Depending upon the  circumstances  of the individual,  contributions  to a traditional IRA may be made on a deductible or nondeductible  basis.  IRAs may  not  be  transferred,  sold,  assigned,  discounted,  or  pledged  as collateral for a loan or other  obligation.  The annual premium for an IRA may not be fixed  and may not  exceed  (except  in the case of a  rollover contribution)  100%  of  the  individual's  taxable  compensation  or  the applicable dollar amount as shown in the table below:

                  -------------------------------------------
                          TAX YEAR              AMOUNT

                          2002-2004             $3,000
                          2005-2007             $4,000
                     2008 and thereafter        $5,000
                  -------------------------------------------

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional  benefits.  If an individual is age 50 or over,
      the  individual  may  make  an  additional  catch-up   contribution  to  a
      traditional  IRA of $500 during the tax years of 2002-2005,  or $1,000 for the 2006 tax year or any tax year thereafter.  However,  if the individual is covered by an employer  retirement plan, the amount of the contribution to a  traditional  IRA which may be deducted will be reduced or eliminated if the individual's modified adjusted gross income exceeds certain amounts
      ($54,000  for a married  couple  filing a joint  return and  $34,000 for a single  taxpayer  in 2002,  $60,000  for a married  couple  filing a joint return and $40,000 for a single  taxpayer  in 2003).  If the  individual's spouse is covered by an employer  retirement  plan but the  individual  is not,  the  individual  may be  able to  deduct  those  contributions  to a traditional IRA;  however,  the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

      Sale  of the  Contract  for  use  with  IRAs  may be  subject  to  special requirements  imposed  by the IRS.  Purchasers  of the  Contract  for such purposes will be provided with such  supplementary  information  as may be required by the IRS and will have the right to revoke the  Contract  under certain circumstances.  See the IRA Disclosure Statement which accompanies this Prospectus.

      An   individual's   interest  in  a  traditional  IRA  must  generally  be
      distributed  or begin to be  distributed  not  later  than  April 1 of the calendar year following the calendar year in which the individual  reaches age 70 1/2 ("required  beginning date").  The  Contractowner's  retirement date, if any, will not affect his or her required beginning date. Periodic distributions  must not extend  beyond the life of the  individual  or the lives of the  individual  and a designated  beneficiary  (or over a period extending  beyond the life  expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

      Distributions  of deductible,  pre-tax  contributions  and earnings from a traditional  IRA may be  eligible  for a tax-free  rollover to an eligible retirement plan,  including  another  traditional IRA. In certain cases, a distribution of  non-deductible  contributions or other after-tax  amounts from a  traditional  IRA may be  eligible  to be  rolled  over to  another traditional IRA.

      If an individual dies before reaching his or her required  beginning date, the individual's entire interest must generally be distributed within five years of the  individual's  death.  However,  the  five-year  rule will be deemed satisfied if  distributions  begin before the close of the calendar year  following  the  year  of  the  individual's  death  to a  designated beneficiary  and are  made  over the  life of the  beneficiary  (or over a period not extending  beyond the life expectancy of the  beneficiary).  If
      the  designated   beneficiary  is  the  individual's   surviving   spouse,
      distributions  may be delayed until the individual  would have reached age
      70 1/2.

      If an individual  dies after reaching his or her required  beginning date, the  individual's  interest  must  generally  be  distributed  at least as rapidly as under the method of  distribution  in effect at the time of the individual's death.

      Distributions  from IRAs are generally  taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income.
      The amount  excludable from the  individual's  income is the amount of the distribution which bears the same ratio as the individual's  nondeductible contributions to all IRAs bear to the expected return under the IRAs.

      The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision  such  as  the  provision  in the  Contract  comports  with  IRA qualification requirements.

      ROTH  IRAS.  Section  408A of the Code  permits  eligible  individuals  to establish  a Roth  IRA.  The  Contract  may be  purchased  as a Roth  IRA.
      Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original contributions or any earnings.  Sale of the Contract for use with
      Roth IRAs may be  subject  to  special  requirements  imposed  by the IRS.
      Purchasers  of the Contract for such  purposes  will be provided with such supplementary  information  as  may  be  required  by  the  IRS  or  other appropriate  agency,  and will have the right to revoke the Contract under certain requirements.  Unlike a traditional IRA, Roth IRAs are not subject to minimum required  distribution  rules during the  Contractowner's  life time.  Generally,  however,  the  amount  remaining  in a Roth IRA after a
      Contractowner's death must begin to be distributed by the end of the first calendar year after death and made over a beneficiary's  life  expectancy.
      If there is no beneficiary,  or if distributions  are delayed,  the amount must be  distributed by the end of fifth full calendar year after death of the Contractowner.

      The IRS has not reviewed the Contract for  qualification as a Roth IRA and has not  addressed  in a ruling of general  applicability  whether a death benefit provision such as the provision in the Contract comports with Roth
      IRA qualification requirements.

    > TAX PENALTIES

      PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to 10% of the  taxable  portion of the  distribution.  The 10% penalty tax does not  apply to  distributions:  (i) made on or after  the death of the
      Owner; (ii) attributable to the Owner's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made (at  least annually)  for the life (or life  expectancy)  of the  Owner or the  joint lives  (or  joint  life  expectancies)  of  the  Owner  and  a  designated beneficiary;  (iv) made to pay for certain medical expenses;  (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements;  (vii) which, subject to certain restrictions,  do not exceed the health insurance premiums paid by unemployed  individuals  in certain  cases;  (viii) made to pay "qualified higher  education  expenses";  or (ix) for certain  "qualified  first-time homebuyer distributions."

      MINIMUM  DISTRIBUTION TAX. If the amount distributed from all your IRAs is less than the minimum required  distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed from all your
      IRAs.

    > WITHHOLDING

      Periodic  distributions (e.g.,  annuities and installment payments) from a
      Qualified  Plan  that  will  last for a  period  of 10 or more  years  are generally subject to voluntary income tax withholding. The amount withheld on such periodic  distributions  is  determined at the rate  applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic  distributions  (e.g.,  lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject  to income  tax withholding at a flat 10% rate.  The recipient of such a distribution  may elect not to have withholding apply.

      The above description of the federal income tax consequences applicable to
      Qualified  Plans  which  may be  funded by the  Contract  offered  by this
      Prospectus is only a brief summary and is not intended as tax advice.  The rules  governing the provisions of Qualified  Plans are extremely  complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner  considering adoption of a
      Qualified Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent tax adviser,  with regard to the suitability  of the Contract as an  investment  vehicle for the  Qualified
      Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

    You  indirectly  (through  the  Separate  Account)  purchase  shares  of the
    Portfolios  when you  allocate  purchase  payments to the  Subaccounts.  The
    Company  owns  shares of the  Portfolios  in the  Separate  Account for your benefit.  Under current law, the Company will vote shares of the  Portfolios held in the Subaccounts in accordance with voting instructions received from
    Owners having the right to give such  instructions.  You will have the right to give  voting  instructions  to the  extent  that you have  Account  Value allocated to the particular Subaccount.  The Company will vote all shares it owns through the  Subaccount in the same  proportion as the shares for which it receives  voting  instructions  from Owners.

    The Company votes shares in accordance with its current understanding of the federal  securities  laws. If the Company later  determines that it may vote shares of the Funds in its own right, it may elect to do so.

    Unless  otherwise  required  by  applicable  law,  the number of shares of a particular  Portfolio  as to which you may give voting  instructions  to the
    Company is  determined  by dividing  your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may  be  given  will  be  determined  as of  the  date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting rights  attributable  to the shares of the Funds.  Voting instructions may be cast in person or by proxy.
    Voting rights  attributable  to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

    The Company  reserves the right,  subject to compliance with the law as then in effect,  to make  additions to,  deletions  from,  substitutions  for, or combinations of the securities that are held by the Separate  Account or any
    Subaccount or that the Separate  Account or any Subaccount may purchase.  If shares  of any or all of the  Portfolios  of the  Funds  should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment  Services that substitution is in the best interest of Contractowners  and that further investment in shares of the Portfolio(s)
    would cause undue risk to the Company,  the Company may substitute shares of another  Portfolio  of the Funds or of a different  fund for shares  already purchased,  or to be purchased in the future under the Contract. The Company may also  purchase,  through  the  Subaccount,  other  securities  for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

    In connection with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate  Account,  the Company will, to the extent required under applicable law,  provide notice,  seek Owner approval, seek  prior  approval  of the  SEC,  and  comply  with the  filing  or other procedures established by applicable state insurance regulators.

    The Company also reserves the right to establish  additional  Subaccounts of the  Separate  Account  that would  invest in a new  Portfolio of one of the
    Funds or in shares of another investment company, a series thereof, or other suitable  investment  vehicle.  New  Subaccounts  may be  established by the
    Company with the consent of Investment Services, and any new Subaccount will be made  available  to existing  Owners on a basis to be  determined  by the
    Company and Investment  Services.  The Company may also eliminate or combine one or more  Subaccounts  if  marketing,  tax, or  investment  conditions so warrant.

    Subject to compliance  with  applicable law, the Company may transfer assets to the General Account with the consent of Investment Services.  The Company also reserves the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another  separate account or Subaccount with the consent of Investment Services.

    In the  event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change.  If deemed by the Company to be in the best  interests of persons  having voting rights  under the  Contract,  the  Separate  Account  may be  operated  as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate  thereof.  Subject to compliance with applicable law, the Company also may combine one or more  Subaccounts and may establish a  committee,  board,  or other  group to manage one or more  aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

    The Company  reserves the right,  without the consent of Owners,  to suspend sales of the  Contract  as  presently  offered and to make any change to the provisions  of the Contract to comply  with,  or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to  requirements  for  annuity  contracts  and  retirement  plans  under the
    Internal  Revenue Code and  regulations  thereunder  or any state statute or regulation.  The  Company  also  reserves  the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

    A statement  will be sent  annually  to each  Contractowner  indicating  the
    Account  Value as of the end of each year. In addition,  the statement  will indicate the  allocation of Account Value among the Fixed  Interest  Account and the Subaccounts and any other information required by law. Confirmations will  also be sent  out  upon  purchase  payments,  exchanges,  and full and partial withdrawals. Certain transactions will be confirmed quarterly. These transactions  include  exchanges  under the Dollar Cost  Averaging and Asset
    Rebalancing  Options,  purchase payments made under an Automatic  Investment
    Program, systematic withdrawals, and Annuity Payments.

    Each  Contractowner  will also  receive  an  annual  and  semiannual  report containing  financial  statements for the  Portfolios,  which will include a list of the portfolio securities of the Portfolios,  as required by the 1940
    Act,  and/or such other  reports as may be  required  by federal  securities laws.

TELEPHONE EXCHANGE PRIVILEGES

    You  may  request  an  exchange  of  Account   Value  by   telephone  if  an
    Authorization for Telephone  Requests form ("Telephone  Authorization")  has been  completed,  signed,  and filed at the T. Rowe Price  Variable  Annuity
    Service  Center.  The Company has  established  procedures  to confirm  that instructions  communicated  by telephone  are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures.  The Company's  procedures require that any person  requesting an exchange by telephone  provide the account  number and the Owner's tax identification number and such instructions must be received on a recorded  line.  The Company  reserves the right to deny any  telephone exchange  request.  If all telephone lines are busy (which might occur,  for example, during periods of substantial market fluctuations),  Contractowners might not be able to request exchanges by telephone and would have to submit written requests.

    By authorizing telephone exchanges,  you authorize the Company to accept and act upon telephonic  instructions for exchanges involving your Contract, and agree that neither the Company,  nor any of its  affiliates,  nor the Funds, nor any of their directors,  trustees, officers,  employees, or agents, will be liable for any loss,  damages,  cost,  or expense  (including  attorney's fees) arising out of any requests  effected in accordance with the Telephone
    Authorization  and believed by the Company to be genuine,  provided that the
    Company  has  complied  with its  procedures.  As a result of this policy on telephone  requests,  the  Contractowner  will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

    T. Rowe Price Investment Services,  Inc. is the distributor of the Contract.
    Investment  Services also acts as the  distributor  of certain  mutual funds advised  by T. Rowe  Price and TRP  International.  Investment  Services  is
    registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934,  and in all 50 states,  the District of Columbia,  and Puerto Rico.
    Investment  Services is a member of the National  Association  of Securities
    Dealers,  Inc. Investment  Services is a wholly-owned  subsidiary of T. Rowe
    Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

    There are no legal  proceedings  pending to which the Separate  Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

    Legal  matters  in  connection  with  the  issue  and  sale of the  Contract described in this Prospectus,  the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law have been  passed  upon by Amy J. Lee,  Esq.,  the  Company's  Associate
    General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Performance  information for the Subaccounts,  including the yield and total return  of all  Subaccounts  may  appear  in  advertisements,  reports,  and promotional literature to current or prospective Owners.

    Current yield for the Prime Reserve  Subaccount  will be based on investment income received by a hypothetical  investment over a given seven-day  period
    (less expenses  accrued  during the period),  and then  "annualized"  (i.e., assuming that the seven-day yield would be received for 52 weeks,  stated in terms of an annual percentage  return on the investment).  "Effective yield"
    for the Prime Reserve  Subaccount is calculated in a manner  similar to that used to calculate yield but reflects the compounding effect of earnings.

    For  the  other  Subaccounts,  quotations  of  yield  will be  based  on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"),  and will
    be  computed  by  dividing  net  investment   income  by  the  value  of  an
    Accumulation  Unit on the  last day of the  period.  Quotations  of  average annual  total  return for any  Subaccount  will be expressed in terms of the average annual  compounded rate of return on a hypothetical  investment in a
    Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may  simultaneously  be shown for other  periods.  Where the
    Portfolio in which a Subaccount  invests was established  prior to inception of the  Subaccount,  quotations of total return may include  quotations  for periods  beginning  prior  to  the  Subaccount's  date  of  inception.  Such
    quotations  of  total  return  are  based  upon  the   performance   of  the
    Subaccount's  corresponding  Portfolio  adjusted to reflect deduction of the mortality and expense risk charge.

    Performance  information for any Subaccount reflects only the performance of a  hypothetical  Contract  under  which  Account  Value  is  allocated  to a
    Subaccount  during a particular  time period on which the  calculations  are based.  Performance  information  should  be  considered  in  light  of  the investment  objectives  and  policies,  characteristics,  and quality of the
    Portfolio in which the Subaccount invests,  and the market conditions during the given time period,  and should not be considered as a representation  of what may be achieved in the future. For a description of the methods used to determine  yield and total return for the Subaccounts and the usage of other
    performance   related   information,   see  the   Statement  of   Additional
    Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

    A  Registration  Statement  under the 1933 Act has been  filed  with the SEC relating to the offering  described in this Prospectus.  This Prospectus has been filed as a part of the Registration  Statement and does not contain all of the  information  set forth in the  Registration  Statement  and exhibits thereto,  and reference is made to such Registration  Statement and exhibits for further information relating to the Company and the Contract. Statements contained  in this  Prospectus,  as to the content of the Contract and other legal  instruments,  are  summaries.  For a complete  statement of the terms thereof,  reference  is made to the  instruments  filed as  exhibits  to the
    Registration Statement.  The Registration Statement and the exhibits thereto may be  inspected  and  copied at the  SEC's  office,  located  at 450 Fifth
    Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

    The  consolidated  financial  statements of Security  Benefit Life Insurance
    Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three  years in the  period  ended  December  31,  2001,  and the  financial statements of the Separate Account at December 31, 2001, and for each of the two  years  in the  period  ended  December  31,  2001 are  included  in the
    Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

    The Statement of Additional  Information  contains more specific information and financial  statements  relating to the Company and the Separate Account.
    The Table of Contents of the  Statement  of  Additional  Information  is set
    forth below.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
    General Information and History                                           3
    ----------------------------------------------------------------------------
    Distribution of the Contract                                              3
    ----------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans              3
    ----------------------------------------------------------------------------
    Experts                                                                   4
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    Performance Information                                                   4
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    Permissible Advertising Information                                       7
    ----------------------------------------------------------------------------
    Financial Statements                                                      8
    ----------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
      An Individual Single Premium
      Immediate Variable Annuity Contract

      May 1, 2002
      --------------------------------------------------------------------------
      ISSUED BY:                                MAILING ADDRESS:
      Security Benefit                          T. Rowe Price Variable
      Life Insurance Company                    Annuity Service Center
      One Security Benefit Place                P.O. Box 750440
      Topeka, Kansas 66636-0001                 Topeka, Kansas 66675-0440
      1-800-888-2461                            1-800-469-6587

INTRODUCTION
--------------------------------------------------------------------------------
+       THE SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE  SECURITIES  OR  DETERMINED  IF  THE  PROSPECTUS  IS  TRUTHFUL  OR
        COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

+      THIS  PROSPECTUS IS ACCOMPANIED  BY A CURRENT  PROSPECTUS FOR THE T. ROWE
       PRICE EQUITY SERIES,  INC.,  THE T. ROWE PRICE FIXED INCOME SERIES,  INC.
       AND THE T. ROWE PRICE  INTERNATIONAL  SERIES,  INC.  YOU SHOULD  READ THE
       PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This  Prospectus  describes the T. Rowe Price No-Load  Immediate  Variable
      Annuity--a  single  premium  immediate   variable  annuity  contract  (the
      "Contract")  issued  by  Security  Benefit  Life  Insurance  Company  (the
      "Company").  The  Contract  is  available  for  individuals  as a  non-tax qualified retirement plan. The Contract is also available as an individual retirement  annuity  ("IRA")  qualified  under  Section 408, or a Roth IRA qualified  under Section 408A, of the Internal  Revenue Code. The Contract
      is designed to give you flexibility in receiving retirement income.

      The Contract  provides several options for annuity  payments  beginning on the Annuity Payout Date. The Annuity Payout Date,  which must be within 30 days of the Contract  Date, and Annuity Option are selected at the time of purchase.

      The minimum  initial  Purchase  Payment is $25,000.  The Company  does not accept additional Purchase Payments. You may allocate the Purchase Payment to one or more of the Subaccounts  that comprise a separate account of the
      Company called the T. Rowe Price Variable Annuity Account, or to the Fixed
      Interest   Account  of  the  Company.   Each   Subaccount   invests  in  a
      corresponding  Portfolio of the T. Rowe Price Equity Series,  Inc., the T.
      Rowe Price Fixed Income Series,  Inc., or the T. Rowe Price  International
      Series, Inc. (the "Funds").  Each Portfolio is listed under its respective
      Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America  Growth  Portfolio T. Rowe Price Mid-Cap  Growth
      Portfolio T. Rowe Price  Equity  Income  Portfolio T. Rowe Price  Personal
      Strategy  Balanced  Portfolio T. Rowe Price Blue Chip Growth  Portfolio T.
      Rowe  Price  Health  Sciences  Portfolio  T. Rowe Price  Equity  Index 500
      Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      The investments made by the Funds at any given time are not expected to be the same as the  investments  made by other mutual  funds  sponsored by T.
      Rowe Price Associates, Inc. or T. Rowe Price International, Inc. including other  mutual funds with  investment  objectives  and policies  similar to those  of  the  Portfolios.  Different  performance  will  result  due  to differences in cash flows into and out of the  Portfolios,  different fees and expenses and differences in portfolio size and positions.

      Your Annuity Payments, if supported by the Subaccounts, will vary based on the investment  performance  of the  Subaccounts to which you allocate the
      Purchase  Payment.  No minimum  amount of  variable  Annuity  Payments  is guaranteed,  except that Annuity  Payments  under Option 9 are  guaranteed never to fall below the Floor Payment.  The Company  guarantees the amount of fixed Annuity Payments.

      You may return a Contract  according to the terms of its  Free-Look  Right
      (see  "Free-Look  Right," page 21). This  Prospectus  concisely sets forth information  about the  Contract  and the T. Rowe Price  Variable  Annuity
      Account  that  you  should  know  before  purchasing  the  Contract.   The
      "Statement of Additional  Information,"  dated May 1, 2002, which has been filed with the Securities and Exchange  Commission  (the "SEC"),  contains certain additional  information.  The Statement of Additional Information, as it may be supplemented  from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the T. Rowe
      Price Variable  Annuity Service Center,  P.O. Box 750440,  Topeka,  Kansas
      66675-0440,  or by calling  1-800-469-6587.  The table of  contents of the
      Statement  of  Additional  Information  is set  forth  on  page 46 of this
      Prospectus.

      Date:  May 1, 2002

CONTENTS
--------------------------------------------------------------------------------

+       YOU MAY NOT BE ABLE TO PURCHASE THE  CONTRACT IN YOUR STATE.  YOU SHOULD
        NOT CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT
        BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION
        CONTAINED IN THIS  PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE
        NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

      Definitions                                                              5
      --------------------------------------------------------------------------
      Summary                                                                  7
      --------------------------------------------------------------------------
      Expense Table                                                            9
      --------------------------------------------------------------------------
      Condensed Financial Information                                         12
      --------------------------------------------------------------------------
      Information About the Company, the Separate Account, and the Funds      16
      --------------------------------------------------------------------------
      The Contract                                                            19
      --------------------------------------------------------------------------
      Charges and Deductions                                                  22
      --------------------------------------------------------------------------
      Annuity Payments                                                        23
      --------------------------------------------------------------------------
      The Fixed Interest Account                                              32
      --------------------------------------------------------------------------
      More About the Contract                                                 34
      --------------------------------------------------------------------------
      Federal Tax Matters                                                     35
      --------------------------------------------------------------------------
      Other Information                                                       42
      --------------------------------------------------------------------------
      Performance Information                                                 45
      --------------------------------------------------------------------------
      Additional Information                                                  45
      --------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

+ VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

      ACCOUNT  VALUE The  total  value of a  Contract,  which  includes  amounts allocated to the Subaccounts and the Fixed Interest  Account.  The Company
      determines  Account Value as of each  Valuation  Date prior to the Annuity
      Payout Date and on and after the Annuity Payout Date under Annuity Options
      5 through 7. Account  Value is also  determined  under Option 9 during the
      Liquidity Period.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ANNUITANT  The  Annuitant  receives  Annuity  Payments  during the Annuity
      Period and is the person or persons on whose life Annuity  Payments depend under  Annuity  Options  1  through  4 and 9.  If the  Owner  names  Joint
      Annuitants  in the  Contract,  "Annuitant"  means both  Annuitants  unless otherwise stated.

      ANNUITY A series of  periodic  income  payments  made by the Company to an
      Annuitant,  Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY  OPTIONS or OPTIONS  Options under the Contract that prescribe the provisions under which a series of Annuity Payments or a death benefit, if applicable, is paid.

      ANNUITY  PAYMENTS  Payments  made  beginning  on the  Annuity  Payout Date according  to the  provisions  of the  Annuity  Option  selected.  Annuity
      Payments are made on the same day of each month, on a monthly,  quarterly, semiannual or annual basis, depending on the Annuity Option selected.

      ANNUITY  PERIOD The period  beginning  on the  Annuity  Payout Date during which Annuity Payments are made.

      ANNUITY  PAYOUT  DATE The date  within 30 days of the  Contract  Date upon which Annuity Payments are scheduled to begin.

      CONTRACT  DATE The date shown as the Contract  Date in a Contract.  Annual
      Contract  anniversaries are measured from the Contract Date. It is usually the date that the initial Purchase Payment is credited to the Contract.

      CONTRACTOWNER  or OWNER The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued. Any Owner must also be an Annuitant.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

      DESIGNATED  BENEFICIARY  The person having the right to the death benefit, if any, payable upon the death of the Annuitant during the Annuity Period.
      The Designated  Beneficiary is the first person on the following list who, if a natural person,  is alive on the date of death of the Annuitant:  the
      Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner's Estate.

      FIXED  INTEREST  ACCOUNT An account that is part of the Company's  General
      Account to which the Purchase Payment may be allocated to purchase a fixed annuity.  Account  Value  allocated to the Fixed  Interest  Account  under
      Options 5 through 7 will earn fixed  rates of  interest  (which may not be less than 3%) declared by the Company periodically at its discretion.

      FLOOR PAYMENT Annuity  Payments under Option 9 are guaranteed  never to be less than the Floor  Payment,  which is equal to 80% of the  amount of the initial Annuity Payment, adjusted for withdrawals.

      FUNDS T. Rowe  Price  Equity  Series,  Inc.,  T. Rowe Price  Fixed  Income
      Series,  Inc., and T. Rowe Price International  Series, Inc. The Funds are
      diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL  ACCOUNT All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

      LIQUIDITY  PERIOD  Under  Annuity  Option 9, the  Liquidity  Period is the
      period of time during  which the Owner may  withdraw  Account  Value.  The
      Liquidity  Period is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

      PAYMENT UNIT A unit of measure used to calculate  Annuity  Payments  under
      Options 1 through 4, 8 and 9.

      PURCHASE PAYMENT The amount paid to the Company as  consideration  for the
      Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable  Annuity  Account,  a separate account  of  the  Company.  The  Purchase  Payment  may  be  allocated  to
      Subaccounts of the Separate Account to support an Annuity Payment.

      SUBACCOUNT A division of the Separate Account of the Company which invests in a separate  Portfolio of one of the Funds.  Currently,  ten Subaccounts
      are  available  under  the  Contract  depending  upon the  Annuity  Option selected.

      T. ROWE PRICE VARIABLE  ANNUITY  SERVICE  CENTER P.O. Box 750440,  Topeka,
      Kansas 66675-0440, 1-800-469-6587.

      VALUATION  DATE Each date on which the Separate  Account is valued,  which currently  includes  each day  that the T.  Rowe  Price  Variable  Annuity
      Service Center and the New York Stock  Exchange are open for trading.  The
      T. Rowe  Price  Variable  Annuity  Service  Center  and the New York Stock
      Exchange are closed on weekends and on the following holidays:  New Year's
      Day, Martin Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial
      Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION  PERIOD A period used in measuring the investment  experience of each Subaccount. The Valuation Period begins at the close of one Valuation
      Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount a Contractowner  receives upon full withdrawal of the  Contract,  which is equal to Account  Value less any premium taxes due and  paid by the  Company  and for  withdrawals  under  Option  9, any withdrawal  charge.  The  Withdrawal  Value under  Option 8 is the present value of future Annuity  Payments  calculated  using the assumed  interest rate less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant  aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information,  and the Contract. Unless the context indicates otherwise,  the  discussion  in  this  summary  and the  remainder  of the
      Prospectus  relates to the portion of the Contract  involving the Separate
      Account.  The Fixed Interest Account is briefly described under "The Fixed
      Interest Account," page 32 and in the Contract.

PURPOSE OF THE CONTRACT

      The single premium  immediate  variable  annuity contract (the "Contract")
      described in this Prospectus provides several Options for Annuity Payments on a variable  basis,  a fixed basis,  or both.  You may select an Annuity
      Option that provides income for your lifetime or a specified period.

      You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan"). If you are eligible,  you may also
      purchase  the  Contract  as  an  individual   retirement  annuity  ("IRA")
      qualified  under Section 408, or a Roth IRA qualified  under Section 408A, of the Internal Revenue Code of 1986, as amended  ("Qualified  Plan").  An
      IRA may be purchased  with  contributions  rolled over from  tax-qualified plans  such as  403(b)  plans,  401(k)  plans,  or  individual  retirement accounts.  See the discussion of IRAs and Roth IRAs under "Section 408 and
      Section 408A," page 40.

THE SEPARATE ACCOUNT AND THE FUNDS

      You may  allocate  your  Purchase  Payment to the T. Rowe  Price  Variable
      Annuity  Account (the "Separate  Account") to provide a variable  annuity.
      See "Separate Account," page 16. The Separate Account is currently divided into ten divisions  referred to as Subaccounts.  Each  Subaccount  invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different  investment objective or objectives.
      Each Portfolio is listed under its respective Fund below.

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America  Growth  Portfolio T. Rowe Price Mid-Cap  Growth
      Portfolio T. Rowe Price  Equity  Income  Portfolio T. Rowe Price  Personal
      Strategy  Balanced  Portfolio T. Rowe Price Blue Chip Growth  Portfolio T.
      Rowe  Price  Health  Sciences  Portfolio  T. Rowe Price  Equity  Index 500
      Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      Your Annuity  Payments,  if supported by a  Subaccount,  will  increase or decrease in dollar value  depending on the  investment  performance of the corresponding  Portfolio in which such  Subaccount  invests.  You bear the investment  risk for amounts  allocated  to a  Subaccount.  Not all of the
      Subaccounts are available under each Annuity Option.

FIXED INTEREST ACCOUNT

      You may allocate your Purchase  Payment to the Fixed  Interest  Account to provide  a  fixed  annuity.  The  Fixed  Interest  Account  is part of the
      Company's General Account. Amounts allocated to the Fixed Interest Account earn  interest at rates  determined  at the  discretion of the Company and that are  guaranteed  to be at least an  effective  annual rate of 3%. See
      "The Fixed Interest Account," page 32.

PURCHASE PAYMENT

      The  minimum  Purchase  Payment is $25,000.  The  Company  does not accept additional  Purchase  Payments  under the  Contract.  A  Purchase  Payment exceeding  $1,000,000 will not be accepted under a Contract  without prior approval of the Company. See "Purchase Payments," page 20.

CONTRACT BENEFITS

      The  Contract  provides for several  Annuity  Options on either a variable basis, a fixed basis, or both. The Company  guarantees  payments under the fixed  Annuity  Options.  See  "Annuity  Payments,"  page 23. The Contract provides for a death benefit upon the death of the Annuitant under certain
      of  the  Annuity  Options.   See  "Annuity  Options,"  page  27  for  more
      information.

      You may  exchange  your  interest in the Contract  among the  Subaccounts, subject to certain  restrictions  as described in "The Contract," page 19,
      "Exchanges,"  page 24 and "The Fixed  Interest  Account," page 32. You may make up to six exchanges in any Contract Year.

      You may withdraw your Account Value under Annuity  Options 5 through 8 and during the Liquidity Period under Option 9. Withdrawals under Option 9 are subject to a withdrawal charge as discussed below.  Withdrawals of Account
      Value  allocated  to the Fixed  Interest  Account  are  subject to certain restrictions described in "The Fixed Interest Account," page 32. See "Full and Partial  Withdrawals," page 25, and "Federal Tax Matters," page 35 for more information about withdrawals, including the 10% penalty tax that may be  imposed  upon full and  partial  withdrawals  made  prior to the Owner attaining age 59 1/2.

FREE-LOOK RIGHT

      You may  return  the  Contract  within  the  Free-Look  Period,  which  is generally a 10-day period beginning when you receive the Contract. In this event,  the Company will refund to you the amount of the Purchase  Payment allocated  to the Fixed  Interest  Account  plus the Account  Value in the
      Subaccounts.  The Company will refund the amount of the  Purchase  Payment allocated to the Subaccounts rather than the Account Value in those states and circumstances in which it is required to do so. See "Free-Look Right,"
      page 21.

CHARGES AND DEDUCTIONS

      The Company  does not deduct a sales load from the Purchase  Payment.  The
      Company will deduct  certain  charges in  connection  with the Contract as described below.

+       MORTALITY  AND EXPENSE  RISK CHARGE The Company  deducts a daily  charge from the assets of each Subaccount for mortality and expense risks equal to an  annual  rate of 0.55%  (1.40%  under  Annuity  Option  9) of each
        Subaccount's  average daily net assets.  See "Mortality and Expense Risk
        Charge," page 22.

+       PREMIUM  TAX  CHARGE  The  Company  assesses  a  premium  tax  charge to reimburse  itself for any premium  taxes that it incurs with  respect to this Contract.  This charge will be deducted from your Purchase  Payment if the Company  incurs a premium tax. The Company  reserves the right to deduct  such  taxes when due or anytime  thereafter.  Premium  tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 22.

+       WITHDRAWAL  CHARGE If you withdraw  Account  Value during the  Liquidity
        Period under Option 9, the withdrawal is subject to a withdrawal charge.
        The  charge is based  upon the year in which the  withdrawal  is made as measured from the Annuity  Payout Date.  The  withdrawal  charge,  which ranges from 5% in the first year to 1% in the fifth year,  is applied to the amount of the withdrawal.  Withdrawals after the fifth year from the
        Annuity  Payout Date are not  permitted  under  Option 9. See  "Contract
        Withdrawal Charge," page 23.

+       OTHER  EXPENSES The Company pays the operating  expenses of the Separate
        Account.  Investment management fees and operating expenses of the Funds are paid by the Funds and are  reflected  in the net asset value of Fund shares.  For a  description  of  these  charges  and  expenses,  see the
        Portfolio prospectuses.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the
      Contract,  and any  questions or  inquiries to the T. Rowe Price  Variable
      Annuity  Service  Center,  P.O.  Box 750440,  Topeka,  Kansas  66675-0440,
      1-800-469-6587.

EXPENSE TABLE
--------------------------------------------------------------------------------

      The  purpose of this table is to assist you in  understanding  the various costs and  expenses  that you will bear  directly  and  indirectly  if you allocate your Purchase Payment to the Subaccounts.  The table reflects any contractual  charges,  expenses of the Separate  Account,  and charges and expenses of the Portfolios.  The table does not reflect premium taxes that may be imposed by various  jurisdictions.  See "Premium Tax Charge,"  page
      22. The  information  contained in the table is not  applicable to amounts allocated to the Fixed Interest Account.

      For a  complete  description  of a  Contract's  costs  and  expenses,  see
      "Charges and Deductions," page 22. For a more complete description of each
      Portfolio's  costs and  expenses,  see the Portfolio  prospectuses,  which accompany this Prospectus.

      TABLE 1
      --------------------------------------------------------------------------
                                                                    All Other
      CONTRACTOWNER TRANSACTION EXPENSES            Option (9)   Annuity Options
      Withdrawal Charge Under Option 9
       (as a percentage of amount surrendered)        5%(1)           None

      CONTRACTUAL EXPENSES
      Sales Load on Purchase Payments                 None            None
      Annual Maintenance Fee                          None            None

      ANNUAL SEPARATE ACCOUNT EXPENSES
      Annual Mortality and Expense Risk Charge
      (as a percentage of each Subaccount's
       average daily net assets)                      1.40%           .55%

      Total Annual Separate Account Expenses          1.40%           .55%

      ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH PORTFOLIO'S
      AVERAGE DAILY NET ASSETS)

                                                                         TOTAL
                                               MANAGEMENT    OTHER     PORTFOLIO
                                                 FEE(2)     EXPENSES    EXPENSES

      T. Rowe Price New America
        Growth Portfolio ...................     0.85%          0%        0.85%

      T. Rowe Price Mid-Cap Growth Portfolio     0.85%          0%        0.85%

      T. Rowe Price Equity Income Portfolio.     0.85%          0%        0.85%

      T. Rowe Price Personal
        Strategy Balanced Portfolio ........     0.90%          0%        0.90%

      T. Rowe Price Blue Chip
        Growth Portfolio ...................     0.85%          0%        0.85%

      T. Rowe Price Health
        Sciences Portfolio .................     0.95%          0%        0.95%

      T. Rowe Price Equity Index
        500 Portfolio ......................     0.40%          0%        0.40%

      T. Rowe Price Limited-Term
        Bond Portfolio .....................     0.70%          0%        0.70%

      T. Rowe Price Prime Reserve Portfolio.     0.55%          0%        0.55%

      T. Rowe Price International
        Stock Portfolio ....................     1.05%          0%        1.05%
      --------------------------------------------------------------------------

      1  The withdrawal charge,  which ranges from 5% in the first year to 1% in the fifth year, is imposed only upon  withdrawals  under Option 9 which are permitted only during the Liquidity  Period.  The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date.

      2  The  management  fee includes  investment  management  services and the ordinary, recurring operating expenses of the Funds.

      EXAMPLES

      The examples  presented  below show expenses that you would pay at the end of one, three,  five, or ten years.  The examples show expenses based upon an  allocation  of $1,000 to each of the  Subaccounts  and a  hypothetical annual return of 5%.

      You should not  consider the examples  below a  representation  of past or future  expenses.  Actual  expenses  may be greater  or lesser  than those shown.  The 5% return assumed in the examples is  hypothetical  and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

      EXAMPLE - You would pay the  expenses  shown below  (unless  Option 9 were selected):

      --------------------------------------------------------------------------
                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
      New America Growth Subaccount ..   $14        $44        $77        $168
      Mid-Cap Growth Subaccount ......   $14        $44        $77        $168
      Equity Income Subaccount .......   $14        $44        $77        $168
      Personal Strategy Balanced
       Subaccount ....................   $15        $46        $79        $174
      Blue Chip Growth Subaccount ....   $14        $44        $77        $168
      Health Sciences Subaccount .....   $15        $47        $82        $179
      Equity Index 500 Subaccount ....   $10        $30        $53        $117
      Limited-Term Bond Subaccount ...   $13        $40        $69        $151
      Prime Reserve Subaccount .......   $11        $35        $61        $134
      International Stock Subaccount .   $16        $50        $87        $190
      --------------------------------------------------------------------------

      EXAMPLE - You would pay the expenses shown below assuming (1) selection of
      Option 9, and (2) no withdrawals:

      --------------------------------------------------------------------------
                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
      New America Growth Subaccount ..   $23        $70       $120        $258
      Mid-Cap Growth Subaccount ......   $23        $70       $120        $258
      Equity Income Subaccount .......   $23        $70       $120        $258
      Personal Strategy Balanced
       Subaccount ....................   $23        $72       $123        $264
      Blue Chip Growth Subaccount ....   $23        $70       $120        $258
      Health Sciences Subaccount .....   $24        $73       $126        $269
      Equity Index 500 Subaccount ....   $18        $57        $97        $212
      Limited-Term Bond Subaccount ...   $21        $66       $113        $243
      Prime Reserve Subaccount* ......   $20        $61       $105        $227
      International Stock Subaccount .   $25        $76       $131        $279
      --------------------------------------------------------------------------

      EXAMPLE - You would pay the expenses shown below assuming (1) selection of
      Option 9, and (2) a full withdrawal at the end of each time period:

      --------------------------------------------------------------------------
                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS**
      New America Growth Subaccount ..   $74       $103     $132        $258
      Mid-Cap Growth Subaccount ......   $74       $103     $132        $258
      Equity Income Subaccount .......   $74       $103     $132        $258
      Personal Strategy Balanced
       Subaccount ....................   $75       $104     $134        $264
      Blue Chip Growth Subaccount ....   $74       $103     $132        $258
      Health Sciences Subaccount .....   $75       $106     $137        $269
      Equity Index 500 Subaccount ....   $70       $90      $109        $212
      Limited-Term Bond Subaccount ...   $73       $98      $124        $243
      Prime Reserve Subaccount* ......   $71       $94      $117        $227
      International Stock Subaccount .   $76       $108     $142        $279
      --------------------------------------------------------------------------
       *Not available for Option 9.
      **Withdrawals  under  Option 9 are  permitted  only  during the  Liquidity
        Period, which is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial  information presents  accumulation unit values for each of the years in the period ended  December  31,  2001,  as well as ending accumulation units outstanding under each Subaccount.

      Accumulation  unit values for  Annuity  Options 5 through 7 and a deferred annuity contract funded by the Separate Account.

      --------------------------------------------------------------------------
                                      2001       2000        1999       1998
      NEW AMERICA
      GROWTH SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......      $21.73      $24.91     $22.72      $19.28
        End of period............      $19.85      $21.73     $24.91      $22.72
      Accumulation units:
        Outstanding at
        the end of period........   1,727,726   1,908,677  2,069,472   2,269,650

      EQUITY INCOME SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......      $22.92      $21.07     $20.42      $18.84
        End of period............      $23.91      $22.92     $21.07      $20.42
      Accumulation units:
        Outstanding at
        the end of period........   2,507,493   2,460,350  3,159,785   3,428,903

      PERSONAL STRATEGY
      BALANCED SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......      $19.07      $19.44     $18.04      $15.86
        End of period............      $19.78      $19.07     $19.44      $18.04
      Accumulation units:
        Outstanding at
        the end of period........   1,116,866   1,182,328  1,207,707   1,257,891

      BLUE CHIP GROWTH SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......      $10.00
        End of period............       $8.57
      Accumulation units:
        Outstanding at
        the end of period........     241,300

      HEALTH SCIENCES SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......      $10.00
        End of period............       $9.07
      Accumulation units:
        Outstanding at
        the end of period........     301,073

      EQUITY INDEX 500 SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......      $10.00
        End of period............       $8.76
      Accumulation units:
        Outstanding at
        the end of period........     221,137

      LIMITED TERM-BOND
      SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......      $13.00      $12.28     $12.38      $11.60
        End of period............      $14.52      $13.00     $12.28      $12.38
      Accumulation units:
        Outstanding at
        the end of period........     813,767     609,235    718,369     926,046

      MID-CAP GROWTH SUBACCOUNT(2)
      Accumulation unit value:
        Beginning of period......      $18.53      $17.47     $14.34      $11.82
        End of period............      $18.58      $18.53     $17.47      $14.34
      Accumulation units:
        Outstanding at
        the end of period........   2,073,262   2,197,854  1,730,183   1,508,570

      PRIME RESERVE SUBACCOUNT(2)
      Accumulation unit value:
        Beginning of period......      $11.96      $11.44     $10.97      $10.48
        End of period............      $12.49      $11.96     $11.44      $10.97
      Accumulation units:
        Outstanding at
        the end of period........   1,552,387   1,390,991  1,614,807   1,367,278

      INTERNATIONAL STOCK
      SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......      $15.86      $19.83     $15.08      $13.09
        End of period............      $12.64      $15.86     $19.83      $15.08
      Accumulation units:
        Outstanding at
        the end of period........   1,530,748   1,688,576  1,556,280   1,554,164
      --------------------------------------------------------------------------

      --------------------------------------------------------------
                                        1997       1996       1995
      NEW AMERICA
      GROWTH SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......        $16.00      $13.40   $10.00
        End of period............        $19.28      $16.00   $13.40
      Accumulation units:
        Outstanding at
        the end of period........     2,030,514   1,596,903  333,934

      EQUITY INCOME SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......        $14.70      $12.37   $10.00
        End of period............        $18.84      $14.70   $12.37
      Accumulation units:
        Outstanding at
        the end of period........     3,450,047   1,902,935  365,712

      PERSONAL STRATEGY
      BALANCED SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......        $13.51      $11.90   $10.00
        End of period............        $15.86      $13.51   $11.90
      Accumulation units:
        Outstanding at
        the end of period........       983,602     599,843  148,349

      BLUE CHIP GROWTH SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......       N/A
        End of period............       N/A
      Accumulation units:
        Outstanding at
        the end of period........       N/A

      HEALTH SCIENCES SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......       N/A
        End of period............       N/A
      Accumulation units:
        Outstanding at
        the end of period........       N/A

      EQUITY INDEX 500 SUBACCOUNT(3)
      Accumulation unit value:
        Beginning of period......       N/A
        End of period............       N/A
      Accumulation units:
        Outstanding at
        the end of period........       N/A

      LIMITED TERM-BOND
      SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......        $10.93      $10.64   $10.00
        End of period............        $11.60      $10.93   $10.64
      Accumulation units:
        Outstanding at
        the end of period........       626,694     445,079   86,891

      MID-CAP GROWTH SUBACCOUNT(2)
      Accumulation unit value:
        Beginning of period......        $10.00
        End of period............        $11.82
      Accumulation units:
        Outstanding at
        the end of period........     1,100,979

      PRIME RESERVE SUBACCOUNT(2)
      Accumulation unit value:
        Beginning of period......        $10.00
        End of period............        $10.48
      Accumulation units:
        Outstanding at
        the end of period........       769,829

      INTERNATIONAL STOCK
      SUBACCOUNT(1)
      Accumulation unit value:
        Beginning of period......        $12.77      $11.19   $10.00
        End of period............        $13.09      $12.77   $11.19
      Accumulation units:
        Outstanding at
        the end of period........     1,562,428   1,124,821  218,427
      --------------------------------------------------------------
      1  These Subaccounts commenced operations on April 3, 1995.
      2  These Subaccounts commenced operations on January 2, 1997.
      3  These Subaccounts commenced operations on February 1, 2001.

      Accumulation unit values for Annuity Option 9.
      -----------------------------------------------------------------
                                            2001       2000       1999

      NEW AMERICA GROWTH SUBACCOUNT1
      Accumulation unit value:
        Beginning of period............     $21.55    $24.46     $23.71
        End of period..................     $18.73    $21.55     $24.46
      Accumulation units:
        Outstanding at the end of
        period.........................      4,009     4,432      4,648

      EQUITY INCOME SUBACCOUNT1
      Accumulation unit value:
        Beginning of period............     $22.56    $20.23     $22.10
        End of period..................     $22.56    $22.56     $20.23
      Accumulation units:
        Outstanding at the end of
        period.........................      6,489     7,371      6,429

      PERSONAL STRATEGY
      BALANCED SUBACCOUNT1
      Accumulation unit value:
        Beginning of period............     $19.40    $18.67     $18.25
        End of period..................     $18.67    $19.40     $18.67
      Accumulation units:
        Outstanding at the end of
        period.........................      2,904     3,155      2,020

      BLUE CHIP GROWTH SUBACCOUNT3
      Accumulation unit value:
        Beginning of period............        N/A
        End of period..................        N/A
      Accumulation units:
        Outstanding at the end of
        period.........................        N/A

      HEALTH SCIENCES SUBACCOUNT3
      Accumulation unit value:
        Beginning of period............        N/A
        End of period..................        N/A
      Accumulation units:
        Outstanding at the end of
        period.........................        N/A

      EQUITY INDEX 500 SUBACCOUNT3
      Accumulation unit value:
        Beginning of period............        N/A
        End of period..................        N/A
      Accumulation units:
        Outstanding at the end of
        period.........................        N/A

      LIMITED TERM-BOND SUBACCOUNT1
      Accumulation unit value:
        Beginning of period............     $12.82    $11.87     $11.89
        End of period..................     $13.71    $12.82     $11.87
      Accumulation units:
        Outstanding at the end of
        period.........................        185       199          0

      MID-CAP GROWTH SUBACCOUNT2
      Accumulation unit value:
        Beginning of period............     $18,22    $17.20     $15.19
        End of period..................     $17.80    $18.22     $17.20
      Accumulation units:
        Outstanding at the end of
        period.........................      1,990     2,164      2,102

      PRIME RESERVE SUBACCOUNT2
      Accumulation unit value:
        Beginning of period............        N/A       N/A        N/A
        End of period..................        N/A       N/A        N/A
      Accumulation units:
        Outstanding at the end of
        period.........................        N/A       N/A        N/A

      INTERNATIONAL STOCK SUBACCOUNT1
      Accumulation unit value:
        Beginning of period............     $15.55    $19.20     $15.13
        End of period..................     $11.93    $15.55     $19.20
      Accumulation units:
        Outstanding at the end of
        period.........................        649       722        782
      -----------------------------------------------------------------
      1  These Subaccounts commenced operations on April 3, 1995.
      2  These Subaccounts commenced operations on January 2, 1997.
      3  These Subaccounts commenced operations on February 1, 2001.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

      The Company is a life insurance  company  organized  under the laws of the
      State of  Kansas.  It was  organized  originally  as a  fraternal  benefit society and commenced  business February 22, 1892. It became a mutual life insurance  company  under its present name on January 2, 1950. On July 31,
      1998,  the Company  converted  from a mutual life  insurance  company to a stock life insurance  company  ultimately  controlled by Security  Benefit
      Mutual  Holding  Company,  a Kansas  mutual  holding  company.  Membership interests  of persons who were  Contractowners  as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date,  and persons who acquire  policies  from the Company after that date automatically become members in the mutual holding company.

      The Company offers a complete line of life insurance  policies and annuity contracts, as well as financial and retirement services. It is admitted to do business  in the  District of  Columbia,  and in all states  except New
      York. As of the end of 2001, the Company had total assets of approximately
      $7.9 billion. Together with its subsidiaries,  the Company has total funds under management of approximately $9.8 billion.

PUBLISHED RATINGS

      The  Company  may  from  time to time  publish  in  advertisements,  sales literature,  and  reports to Owners,  the  ratings  and other  information assigned to it by one or more  independent  rating  organizations  such as
      A.M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the  investment  performance of assets  held in the  Separate  Account.  Each year the A.M.  Best  Company reviews the financial status of thousands of insurers,  culminating in the assignment of Best's Ratings.  These ratings reflect their current opinion of  the  relative  financial  strength  and  operating  performance  of an insurance company in comparison to the norms of the life/health  insurance industry.  In  addition,  the  claims-paying  ability  of the  Company  as measured by Standard & Poor's  Insurance  Ratings Services may be referred to in  advertisements  or sales literature or in reports to Owners.  These ratings  are  opinions  of  an  operating  insurance  company's  financial capacity to meet the obligations of its insurance and annuity  policies in accordance  with their terms.  Such ratings do not reflect the  investment performance of the Separate  Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

      The Company  established  the T. Rowe Price Variable  Annuity Account as a
      separate account under Kansas law on March 28, 1994. The Contract provides that  income,  gains,  or losses of the Separate  Account,  whether or not realized,  are  credited to or charged  against the assets of the Separate
      Account  without regard to other income,  gains, or losses of the Company.
      The  Company  owns the assets in the  Separate  Account and is required to maintain  sufficient  assets in the Separate  Account to meet all Separate
      Account  obligations under the Contract.  Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed  anticipated  obligations of the
      Separate Account.  All obligations  arising under the Contract are general corporate  obligations  of the  Company.  The  Company  may invest its own assets in the  Separate  Account  for other  purposes,  but not to support contracts other than variable annuity contracts, and may accumulate in the
      Separate  Account  proceeds from Contract  charges and investment  results applicable to those assets.

      The  Separate  Account is  currently  divided  into ten  Subaccounts.  The
      Contract provides that income, gains and losses,  whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the  income,  gains,  or losses in the other  Subaccounts.  Each
      Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional  Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or in other securities,  mutual funds, or investment  vehicles.  Under its contract with the  underwriter,  T. Rowe Price Investment  Services,  Inc.
      ("Investment  Services"),  the  Company  cannot  add new  Subaccounts,  or substitute shares of another portfolio,  without the consent of Investment
      Services,  unless (1) such change is necessary  to comply with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no longer be available  for  investment,  or (3) the Company  receives an opinion  from counsel acceptable to Investment Services that substitution is in the best interest of  Contractowners  and that further  investment in shares of the
      Portfolio(s)  would cause undue risk to the Company.  For more information about the underwriter, see "Distribution of the Contract," page 44.

      The Separate Account is registered with the SEC as a unit investment trust under the  Investment  Company Act of 1940 (the "1940 Act").  Registration
      with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

      The T. Rowe Price  Equity  Series,  Inc.,  the T. Rowe Price Fixed  Income
      Series,  Inc.,  and the T.  Rowe  Price  International  Series,  Inc.  are
      diversified,  open-end management investment companies of the series type.
      The  Funds  are  registered   with  the  SEC  under  the  1940  Act.  Such
      registration does not involve supervision by the SEC of the investments or investment  policy of the Funds.  Together,  the Funds  currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable  annuity  separate  accounts of other insurance  companies,  including insurance  companies  affiliated with the
      Company.  In the future,  it may be  disadvantageous  for variable annuity separate accounts of other life insurance companies,  or for both variable life insurance  separate accounts and variable annuity separate  accounts, to invest  simultaneously in the Funds.  Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners.  The management of the Funds intends to monitor  events in order to identify  any  material  conflicts  between or among variable  annuity  owners and variable life insurance  owners and to determine what action,  if any, should be taken in response.  In addition, if the Company believes that any Fund's response to any of those events or conflicts  insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

      A summary of the  investment  objective of each  Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective.  More detailed information is contained in the accompanying
      Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO  PROSPECTUSES  ACCOMPANY THIS  PROSPECTUS AND SHOULD BE READ
      CAREFULLY BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment  objective of the New America Growth Portfolio is long-term growth of capital  through  investments  primarily in the common stocks of companies  operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

      The  investment  objective of the Mid-Cap  Growth  Portfolio is to provide long-term  capital  appreciation by investing  primarily in mid-cap stocks with potential for above average earnings growth.

      T. ROWE PRICE EQUITY INCOME PORTFOLIO

      The  investment  objective  of the Equity  Income  Portfolio is to provide substantial  dividend  income and also capital  appreciation  by investing primarily in dividend-paying common stocks of established companies.

      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest  total  return over time  consistent  with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital  growth by investing  primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment  objective of the Health Sciences Portfolio is to seek long term capital  appreciation by investing  primarily in the common stocks of companies engaged in the research, development, production or distribution of products  or services  related to health  care,  medicine,  or the life sciences.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

      The investment objective of the Equity Index 500 Portfolio is to match the performance  of the Standard & Poor's 500 Stock  Index(R).  The S&P 500 is
      made up of primarily large capitalization companies that represent a broad spectrum of the U.S.  economy  and a  substantial  part of the U.S.  stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment  objective of the Limited-Term  Bond Portfolio is to seek a high  level of income  consistent  with  moderate  price  fluctuations  in principal  value by investing  primarily  in short- and  intermediate-term investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO (NOT AVAILABLE UNDER OPTION 9)

      The investment  objectives of the Prime Reserve Portfolio are preservation of capital,  liquidity,  and,  consistent with these, the highest possible current  income,  by  investing  primarily  in  high-quality  money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment  objective of the International  Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      *"Standard & Poor's,"  "S&P," "S&P 500," "Standard & Poor's 500" and "500"
       are trademarks of the McGraw-Hill Companies,  Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored,  endorsed, sold or  promoted  by  Standard  &  Poor's  and  Standard  &  Poor's  makes no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

      T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East
      Pratt Street,  Baltimore,  Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T.
      Rowe Price International,  Inc. ("TRP International"),  an affiliate of T.
      Rowe  Price,   serves  as   Investment   Adviser  to  the  T.  Rowe  Price
      International Stock Portfolio.  TRP International's U.S. office is located at 100 East Pratt  Street,  Baltimore,  Maryland  21202.  T. Rowe Price is
      responsible for selection and management of portfolio investments for each
      Portfolio except the T. Rowe Price International Stock Portfolio,  and TRP
      International  is  responsible  for selection and  management of portfolio investments for that Portfolio.  T. Rowe Price and TRP  International  are registered with the SEC as investment advisers.

      T. Rowe Price and TRP  International  are wholly-owned  subsidiaries of T.
      Rowe Price  Group,  Inc., a publicly  traded  financial  services  holding company,  and are not  affiliated  with the  Company.  The  Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a single premium immediate variable annuity. To the extent that all or a portion of the  Purchase  Payment is allocated  to the  Subaccounts,  the Contract is significantly  different  from a fixed annuity  contract in that it is the
      Contractowner  who assumes the risk of investment gain or loss rather than the Company. The Contract provides several Annuity Options under which the
      Company will pay periodic  Annuity  Payments on a variable  basis, a fixed basis,  or both,  beginning  on the  Annuity  Payout  Date.  The amount of variable Annuity Payments will depend on the investment performance of the
      Subaccounts to which the Purchase Payment has been allocated.  The Company guarantees the amount of fixed Annuity Payments.

      The  Contract is  available  for  purchase by an  individual  as a non-tax qualified  retirement plan  ("Non-Qualified  Plan").  The Contract is also
      eligible  for  purchase  as  an  individual   retirement  annuity  ("IRA")
      qualified  under Section 408, or a Roth IRA qualified  under Section 408A, of the Internal Revenue Code ("Qualified  Plan").  An IRA may be purchased with contributions from tax-qualified  plans such as 403(b) plans,  401(k)
      plans, or individual  retirement accounts.  See the discussion of IRAs and
      Roth IRAs under  "Section 408 and Section 408A," page 40. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are  purchasing  the Contract as an investment  vehicle for an IRA, you should  consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself.  However,  the
      Contract  does offer  features and  benefits in addition to providing  tax deferral that other  investments may not offer,  including annuity options which guarantee income for life.

APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract,  you may submit an application and the
      Purchase Payment to the Company,  as well as any other form or information that the Company may require.  The  Purchase  Payment may be made by check or,  if you  own  shares  of one  or  more  mutual  funds  distributed  by
      Investment  Services  ("T.  Rowe  Price  Funds"),  you  may  elect  on the application  to redeem  shares of that fund(s) and forward the  redemption proceeds  to the  Company.  Any  such  transaction  shall be  effected  by
      Investment  Services,  the  distributor of the T. Rowe Price Funds and the
      Contract.  If you  redeem  fund  shares,  it is a sale of  shares  for tax purposes,  which may result in a taxable  gain or loss.  You may obtain an application  by  contacting  the T. Rowe Price  Variable  Annuity  Service
      Center.  The  Company  reserves  the  right to reject  an  application  or
      Purchase  Payment for any reason,  subject to the  Company's  underwriting standards and guidelines and any applicable  state or federal law relating to nondiscrimination.

      Any  Owner  must  also be an  Annuitant.  The  maximum  age of an Owner or
      Annuitant  for which a  Contract  will be issued is 85. If there are Joint
      Owners  or  Annuitants,  the  maximum  issue  age  will be  determined  by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

      The minimum  Purchase  Payment for the  purchase of a Contract is $25,000.
      The  Company  will not  accept  additional  Purchase  Payments  under  the
      Contract.  A Purchase  Payment  exceeding  $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the second  Valuation  Date after the Valuation  Date it is received at the T. Rowe Price  Variable  Annuity  Service  Center;  provided  that the
      Purchase  Payment  is  preceded  or  accompanied  by an  application  that contains  sufficient  information  to  establish  an account and  properly credit such Purchase  Payment.  If the Company does not receive a complete application,  the  Company  will  notify  you  that it does  not  have the necessary  information  to issue a  Contract.  If you do not  provide  the necessary information to the Company within five Valuation Dates after the
      Valuation  Date on which the Company first  receives the initial  Purchase
      Payment  or if the  Company  determines  it  cannot  otherwise  issue  the
      Contract,  the Company  will return the  initial  Purchase  Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      An application  will be considered  properly  completed if it (1) includes all information  requested on the  application,  including  election of an
      Annuity  Option,  and (2) is  accompanied by proof of the date of birth of the  Annuitant  and any  Joint  Annuitant  and the  entire  amount  of the
      Purchase Payment.

ALLOCATION OF THE PURCHASE PAYMENT

      In an application for a Contract,  you select the Subaccounts or the Fixed
      Interest  Account to which the  Purchase  Payment will be  allocated.  The allocation  must be a  whole  percentage.  The  Purchase  Payment  will be allocated  according to your  instructions  contained in the  application, except that no Purchase Payment  allocation is permitted that would result in less than 5% of any payment  being  allocated to any one  Subaccount or the Fixed Interest Account.  Available allocation  alternatives  generally include the ten  Subaccounts  and the Fixed  Interest  Account.  The Prime
      Reserve  Subaccount and the Fixed Interest Account are not available under
      Option 9.

ACCOUNT VALUE

      The Account  Value is the sum of the amounts  under the  Contract  held in each  Subaccount  and in the  Fixed  Interest  Account.  Account  Value is
      determined as of any Valuation  Date prior to the Annuity  Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7 and during the  Liquidity  Period  under  Option 9. There is no Account  Value under  Options 1 through 4 and 8, or after  the  Liquidity  Period,  under
      Option 9.

      On each Valuation  Date, the portion of the Account Value allocated to any
      particular   Subaccount   will  be  adjusted  to  reflect  the  investment
      experience of that Subaccount for that date. See "Determination of Account
      Value," below. No minimum amount of Account Value is guaranteed.  You bear the entire  investment  risk  relating to the  investment  performance  of
      Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      The Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which Account Value
      has  been  allocated,   partial  withdrawals,   the  charges  assessed  in
      connection with the Contract and Annuity  Payments under Options 5 through
      7 and during the Liquidity  Period,  under Option 9. The amounts allocated to the  Subaccounts  will  be  invested  in  shares  of the  corresponding
      Portfolios of the Funds.  The investment  performance  of the  Subaccounts will  reflect  increases  or decreases in the net asset value per share of the corresponding  Portfolios and any dividends or distributions  declared by the corresponding  Portfolios.  Any dividends or distributions from any
      Portfolio  will  be  automatically   reinvested  in  shares  of  the  same
      Portfolio,  unless the Company, on behalf of the Separate Account,  elects otherwise.

      Assets in the Subaccounts are divided into Accumulation  Units,  which are
      accounting   units  of  measure   used  to   calculate   the  value  of  a
      Contractowner's  interest in a Subaccount.  When a Contractowner allocates all or part of the  Purchase  Payment to a  Subaccount,  the  Contract  is
      credited with Accumulation  Units. The number of Accumulation  Units to be credited is  determined  by dividing  the dollar  amount  allocated to the particular  Subaccount by the  Accumulation  Unit value for the particular
      Subaccount  as of the end of the  Valuation  Period in which the  Purchase
      Payment is credited.  In addition,  other  transactions  including full or partial withdrawals and any withdrawal charge, exchanges, Annuity Payments under Options 5 through 7 and during the Liquidity  Period under Option 9, and  assessment  of premium  taxes  against the  Contract,  all affect the number of Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such transaction by the Accumulation Unit value  of the  affected  Subaccount.  The  price  of  each  Subaccount  is determined  on each  Valuation  Date as of the close of the New York Stock
      Exchange,  normally 3:00 p.m.  Central time.  Transactions  received after that time on any Valuation  Date will be effected at the price  determined on the  following  Valuation  Date.  The price of each  Subaccount  may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC. The number of Accumulation Units credited to a
      Contract will not be changed by any  subsequent  change in the value of an
      Accumulation  Unit, but the dollar value of an Accumulation  Unit may vary from  Valuation  Date to  Valuation  Date  depending  upon the  investment experience of the Subaccount and charges against the Subaccount.

      The Accumulation Unit value of each Subaccount's  units initially was $10.
      Determination  of the unit value of a  Subaccount  takes into  account the following:  (1) the  investment  performance of the  Subaccount,  which is based upon the investment  performance of the  corresponding  Portfolio of the Funds,  (2) any dividends or distributions  paid by the  corresponding
      Portfolio,  (3) the charges,  if any,  that may be assessed by the Company for taxes  attributable  to the operation of the  Subaccount,  and (4) the mortality and expense risk charge of the  applicable  Annuity Option under the Contract.

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period,  which is generally a 10-day  period  beginning  when you receive the  Contract.  The returned
      Contract  will then be deemed void and the Company  will refund to you any part of the Purchase Payment  allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period
      during which the returned Contract is received by the Company. The Company
      will  refund  the  amount  of  the  Purchase  Payment   allocated  to  the
      Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

DEATH BENEFIT

      If the Owner dies prior to the Annuity  Payout Date,  the Company will pay the  death  benefit  proceeds  upon  receipt  of due  proof of  death  and instructions  regarding  payment.  If the Owner dies and there is no Joint
      Annuitant,  the death benefit  proceeds will be payable to the  Designated
      Beneficiary  in an amount  equal to the  Account  Value as of the date due proof of death and  instructions  regarding  payment  are  received by the
      Company,  less any premium  taxes due or paid by the Company,  any partial withdrawals  and any  Annuity  Payments.  If the Owner dies and there is a
      Joint  Annuitant,  the surviving  Joint Annuitant may elect to receive the death benefit proceeds  described above or elect a new Annuity Option.  If the Owner is not a natural  person,  the death  benefit  proceeds  will be payable upon receipt of due proof of death of the  Annuitant  prior to the
      Annuity Payout Date and instructions regarding payment. If the death of an
      Owner occurs on or after the Annuity  Payout Date,  any death benefit will be determined according to the terms of the Annuity Option selected by the
      Owner. See "Annuity  Options," page 27. See "Federal Tax Matters," page 35 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

      For Contracts issued in connection with Non-Qualified  Plans, if any Owner dies prior to the Annuity  Payout Date,  the entire death  benefit must be paid within five years after the death of such Owner. If any Owner dies on or after the Annuity  Payout Date,  Annuity  Payments shall continue to be paid at least as rapidly  as under the method of payment  being used as of the date of the  Owner's  death.  If the  Owner of the  Contract  is not a natural person,  these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts  issued in connection with Qualified Plans, the terms of any
      Qualified  Plan and the  Internal  Revenue  Code should be  reviewed  with respect to  limitations or  restrictions  on  distributions  following the death of the Owner or Annuitant. Because the rules applicable to Qualified
      Plans are extremely complex, a competent tax adviser should be consulted.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company  deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge generally is equal to an annual rate of 0.55% of each  Subaccount's average  daily net  assets.  This amount is  intended  to  compensate  the
      Company for certain  mortality  and expense  risks the Company  assumes in offering and  administering the Contract and in operating the Subaccounts.
      If Option 9 is selected, the mortality and expense risk charge is equal to an annual rate of 1.40% of each Subaccount's average daily net assets.

      The  expense  risk  borne by the  Company  is the risk that the  Company's actual  expenses in issuing and  administering  the Contract and operating the  Subaccounts  will be more than the profit realized from the mortality and expense risk charge.  The  mortality  risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer  than the  Company's actuarial  tables  predict.  In this event,  the Company  guarantees  that
      Annuity Payments will not be affected by a change in mortality  experience that results in the payment of greater  annuity  income than assumed under the Annuity Options in the Contract. With respect to Option 9, the Company also assumes the risks  associated  with providing the Floor Payment.  See
      "Option 9 - Life Income with Liquidity," page 28.

      The Company may ultimately realize a profit from the mortality and expense risk  charge  to the  extent  it is not  needed  to  cover  mortality  and administrative  expenses, but the Company may realize a loss to the extent the charge is not sufficient.  The Company may use any profit derived from this  charge  for  any  lawful  purpose,  including  any  promotional  and administrative  expenses,  including  compensation  paid by the Company to
      Investment  Services or an affiliate thereof,  at the annual rate of 0.10%
      of each Subaccount's average daily net assets for administrative services.

PREMIUM TAX CHARGE

      Various  states and  municipalities  impose a tax on  premiums  on annuity contracts received by insurance companies. Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the  Owner's  state of residence,  the Annuitant's state of residence, and the insurance tax laws and the Company's  status in a particular  state.  The Company  assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted from the Purchase
      Payment if premium  tax is  incurred.  The Company  reserves  the right to deduct  premium  taxes when due or anytime  thereafter.  Premium tax rates currently  range  from  0%  to  3.5%,  but  are  subject  to  change  by a governmental entity.

CONTRACT WITHDRAWAL CHARGE

      The Company deducts a withdrawal  charge from full or partial  withdrawals made during the  Liquidity  Period  under Option 9. The charge is deducted from  the  Subaccounts  in  the  same  proportion  as  the  withdrawal  is allocated.  The  withdrawal  charge  is based  upon the year in which  the withdrawal is made as measured from the Annuity  Payout Date.  Withdrawals after the fifth year from the Annuity Payout Date are not  permitted.  The withdrawal  charge,  which is set forth below, is applied to the amount of the withdrawal.

      -------------------------------------- -------- -----------------------
          YEAR FROM ANNUITY PAYOUT DATE                 WITHDRAWAL CHARGE

                      First                                     5%
                     Second                                     4%
                      Third                                     3%
                     Fourth                                     2%
                      Fifth                                     1%
      -------------------------------------- -------- -----------------------

      The withdrawal  charge  compensates  the Company for the costs  associated with  providing the Floor  Payment under Option 9,  including the costs of reinsurance  purchased  by the  Company  to hedge  against  the  Company's potential losses from providing the Floor Payment.

OTHER CHARGES

      The Company may charge the  Separate  Account or the  Subaccounts  for the
      federal,   state,  or  local  taxes  incurred  by  the  Company  that  are attributable  to  the  Separate  Account  or  the  Subaccounts,  or to the
      operations  of the  Company  with  respect  to the  Contract,  or that are attributable  to  payment  of  premiums  or  acquisition  costs  under the
      Contract.  No such charge is  currently  assessed.  See "Tax Status of the
      Company and the Separate  Account" and "Charge for the  Company's  Taxes,"
      page 35.

GUARANTEE OF CERTAIN CHARGES

      The Company  guarantees  that the charge for  mortality  and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets  (1.40% of each  Subaccount's  average  daily net assets  under
      Option 9).

FUND EXPENSES

      Each  Subaccount   purchases   shares  at  the  net  asset  value  of  the
      corresponding  Portfolio of the Funds.  Each  Portfolio's  net asset value reflects the  investment  management  fee and any other  expenses that are deducted  from the  assets of the Fund.  These fees and  expenses  are not deducted  from  the  Subaccount,  but are  paid  from  the  assets  of the corresponding  Portfolio.  As a  result,  you  indirectly  bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses,  are not  specified or fixed under the terms of the  Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You must select an Annuity  Payout  Date,  which must be within 30 days of the  Contract  Date,  at the time of  purchase.  If you do not  select  an
      Annuity Payout Date, the Annuity Payout Date will be a date one month from the Contract Date. For example, if the Contract Date is February 28 and no
      Annuity Payout Date is selected, the Annuity Payout Date will be March 28.

      On the Annuity  Payout Date,  the Purchase  Payment,  less any  applicable premium  taxes,  will be applied  to  provide an annuity  under one of the
      Options  described on page 27. The Purchase  Payment is further reduced by an  amount  equal to 1.8% of the  Purchase  Payment  if you  elect a fixed annuity under one of Options 1 through 4 or 8. Each Option,  except Option
      9 which is available only as a variable annuity,  is available either as a variable  annuity  supported  by the  Subaccounts  or as a  fixed  annuity supported by the Fixed Interest Account. A combination  variable and fixed annuity is also available  under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

      --------------------------------------------------------------------------
                                                                  COMBINATION
                                                                   VARIABLE
                                           VARIABLE     FIXED      AND FIXED
                                            ANNUITY    ANNUITY      ANNUITY
     ---------------------------------------------------------------------------
        Option 1 - Life Income                 X          X
      --------------------------------------------------------------------------
        Option 2 - Life Income with
         Period Certain                        X          X
      --------------------------------------------------------------------------
        Option 3 - Life Income
         with Installment Refund               X          X
      --------------------------------------------------------------------------
        Option 4 - Joint and Last
         Survivor                              X          X
      --------------------------------------------------------------------------
        Option 5 - Payments for a
         Specified Period                      X          X              X
      --------------------------------------------------------------------------
        Option 6 - Payments of a
         Specified Amount                      X          X              X
      --------------------------------------------------------------------------
        Option 7 - Age Recalculation           X          X              X
      --------------------------------------------------------------------------
        Option 8 - Period Certain              X          X
      --------------------------------------------------------------------------
        Option 9 - Life Income with
         Liquidity                             X
      --------------------------------------------------------------------------

      Variable Annuity  Payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed Annuity Payments will not. Any portion of the net Purchase  Payment  under the Contract  allocated to the
      Subaccounts will be applied to purchase a variable annuity and any portion under the Contract allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The net Purchase Payment will be equal to the
      Purchase Payment, reduced by any applicable premium taxes, and 1.8% of the
      Purchase  Payment if a fixed annuity under one of Options 1 through 4 or 8 is selected.

      The  Company  will  make  Annuity   Payments  on  a  monthly,   quarterly,
      semiannual,  or annual basis, except that under Option 9, Annuity Payments can be made only on a monthly basis. No Annuity  Payments will be made for less than $100 except that there is no minimum payment amount with respect to Annuity Payments under Option 9. You may direct Investment  Services to apply the proceeds of an Annuity Payment to purchase shares of one or more of the T. Rowe Price Funds by submitting a written  request to the T. Rowe
      Price  Variable  Annuity  Service  Center.  If the  frequency  of payments selected would result in payments of less than $100, the Company  reserves the right to change the frequency.

      You may not change the Annuity Payout Date, Annuity Option or Annuitant at
      any time after the Contract has been issued.

EXCHANGES

      You may  exchange  Account  Value or  Payment  Units  (depending  upon the
      Annuity Option selected) among the Subaccounts upon proper written request to the T. Rowe Price Variable  Annuity  Service  Center.  Exchanges may be
      made by telephone if telephone  exchanges were elected in the application, or  an  Authorization  for  Telephone  Requests  form  has  been  properly completed,  signed and filed at the T. Rowe Price Variable Annuity Service
      Center.  Up to six exchanges are allowed in any Contract Year. The minimum amount of Account  Value that may be  exchanged  is $500 or, if less,  the amount remaining in the Fixed Interest Account or Subaccount. Exchanges of
      Account  Value or  Payment  Units  will  immediately  affect the amount of future Annuity  Payments,  which will be based upon the performance of the
      Subaccounts  to which the exchange is made.  Because Option 9 provides for level monthly payments that reset only annually,  an exchange under Option
      9 will not affect the amount of the Annuity  Payment until the next annual reset date.

      The Owner may exchange  Payment  Units among  Subaccounts  under Options 1 through 4 and 8 and may exchange  Account Value among the  Subaccounts and the Fixed  Interest  Account  under  Options 5 through  7,  subject to the restrictions on exchanges from the Fixed Interest Account  described under the  "Fixed  Interest  Account,"  page 32.  Under  Option 9, the Owner may
      exchange  only  among  the   Subaccounts   (excluding  the  Prime  Reserve
      Subaccount).  Under  Option 9, Account  Value may be exchanged  during the
      Liquidity  Period and Payment  Units may be exchanged  after the Liquidity
      Period.  An exchange of Account  Value during the  Liquidity  Period under
      Option 9 will  automatically  effect a  corresponding  exchange of Payment
      Units.

      The   Contract  is  not   designed  for   professional   "market   timing"
      organizations,  or other organizations or individuals engaging in a market timing strategy,  or making programmed  exchanges,  frequent  exchanges or exchanges  that  are  large  in  relation  to  the  total  assets  of  the
      Portfolios.   These  kinds  of  strategies  and  exchange  activities  are disruptive  to the  Portfolios  in which the  Subaccounts  invest.  If the
      Company  determines that your exchange  patterns among the Subaccounts are disruptive to the Portfolios, the Company may among other things, restrict or discontinue the availability of telephone exchanges or other electronic exchanges.  We may also refuse to act on exchange instructions of an agent acting  under a power of  attorney  who is acting on behalf of one or more owners.  Also, the Portfolios have in place excessive trading limits which are  disclosed in the  Portfolio  prospectuses.  These  excessive  trading limits  also  apply  to  exchanges  under  the  Contract  and  may be more restrictive than the six exchanges permitted per Contract Year.

FULL AND PARTIAL WITHDRAWALS

      Once the Contract has been issued, an Annuitant or Owner cannot change the
      Annuity  Option and  generally  cannot  surrender  his or her  annuity and receive a lump-sum  settlement in return.  Full and partial withdrawals of
      Account Value are available,  however,  under Options 5 through 7, subject to the  restrictions on withdrawals from the Fixed Interest  Account,  and under  Option  9 during  the  Liquidity  Period.  Withdrawals  during  the
      Liquidity  Period  under  Option 9 are subject to a  withdrawal  charge as discussed under "Contract  Withdrawal Charge," page 23. An Owner may elect to withdraw the present value of Annuity Payments, commuted at the assumed interest rate, if a variable  annuity under Option 8 is selected.  Partial withdrawals  will  reduce the  amount of future  Annuity  Payments.  Under
      Option 9, upon a partial  withdrawal of Account  Value,  the amount of the
      Annuity  Payment,  Floor  Payment  and  number of  Payment  Units  used to calculate the Annuity  Payment will be reduced.  The amount of the Annuity
      Payment and the number of Payment Units for each  Subaccount is reduced in the same  proportion as the withdrawal  reduces Account Value allocated to that  Subaccount  as of the date of the  withdrawal.  The Floor Payment is reduced in the same  proportion as the withdrawal  reduces overall Account
      Value as of the date of the withdrawal. An example of a partial withdrawal under Option 9 is set forth below.

      -------------------------------------------------------------------------------
                                                     WITHDRAWAL
                                                       AMOUNT
      SUBACCOUNTS FROM        ACCOUNT VALUE          (INCLUDING)
       WHICH ANNUITY           ON DATE OF            WITHDRAWAL          PERCENTAGE
      PAYMENT IS MADE          WITHDRAWAL             (CHARGES)          REDUCTION

      Equity Income            $95,000                   $0                  0%

      International
      Stock                    $25,000                 $15,000              60%

      Total                   $120,000                 $15,000             12.5%
      -------------------------------------------------------------------------------

      ------------------------------------------------------------------
                                        PRIOR TO PARTIAL WITHDRAWAL
                                     -----------------------------------
                                      AMOUNT OF
      SUBACCOUNTS FROM WHICH           ANNUITY    PAYMENT      FLOOR
      ANNUITY PAYMENT IS MADE          PAYMENT     UNITS      PAYMENT

      Equity Income(2)                   $300      29.7914      N/A

      International Stock(3)             $100       9.7847      N/A

      Total                              $400                   $304
      ------------------------------------------------------------------

      -------------------------------------------------------------------
                                           AFTER PARTIAL WITHDRAWAL
                                      -----------------------------------
                                       AMOUNT OF  AMOUNT OF
      SUBACCOUNTS FROM WHICH            ANNUITY    PAYMENT    FLOOR
      ANNUITY PAYMENT IS MADE           PAYMENT     UNITS    PAYMENT(1)

      Equity Income(2)                    $300      29.7914      N/A

      International Stock(3)               $40       3.9139      N/A

      Total                               $340                   $266
      -------------------------------------------------------------------

      A full or partial  withdrawal  request  will be effective as of the end of the  Valuation  Period  that a proper  written  request is received by the
      Company at the T. Rowe Price Variable  Annuity  Service  Center.  A proper written request must include the written consent of any effective assignee or irrevocable  Beneficiary,  if applicable.  A  Contractowner  may direct
      Investment  Services to apply the proceeds of a full or partial withdrawal to the  purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

      The  proceeds  received  upon a full  withdrawal  will  be the  Contract's
      Withdrawal  Value.  The Withdrawal Value generally is equal to the Account
      Value  as of  the  end of the  Valuation  Period  during  which  a  proper withdrawal  request  is  received  by the  Company  at the T.  Rowe  Price
      Variable  Annuity Service  Center,  less any premium taxes due and paid by the Company and,  under Option 9, any  withdrawal  charge.  The Withdrawal
      Value  under  Option 8 is the  present  value of future  Annuity  Payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Account Value. Each partial  withdrawal must be at least $500. A request for a partial  withdrawal  will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request.
      Upon payment,  the Account Value will be reduced by an amount equal to the withdrawal,  any  applicable  premium  tax and any  applicable  withdrawal charge.  If a  partial  withdrawal  is  requested  that  would  leave  the
      Withdrawal  Value in the Contract  less than  $10,000,  or with respect to
      Option 8, Annuity  Payments after the withdrawal  would be less than $100, the  Company  reserves  the right to treat  the  partial  withdrawal  as a request for a full withdrawal.

      The amount of a partial withdrawal will be deducted from the Account Value in the  Subaccounts  and the  Fixed  Interest  Account,  according  to the
      Contractowner's  instructions to the Company,  subject to the restrictions on partial  withdrawals  from the Fixed Interest  Account.  See "The Fixed
      Interest  Account,"  page 32.  If a  Contractowner  does not  specify  the allocation,  the Company will contact the  Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation  Period in which such instructions are obtained.

      A full or partial  withdrawal  may result in receipt of taxable  income to the Owner and, if made prior to the Owner's  attaining  age 59 1/2, may be subject to a 10% penalty tax. The tax  consequences of a withdrawal  under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
      page 35.

ANNUITY OPTIONS

      The Contract provides for nine Annuity Options.  Other Annuity Options may be available  upon request at the  discretion of the Company.  The Annuity
      Options are set forth below.

      OPTION 1 - LIFE INCOME Periodic  Annuity  Payments will be made during the lifetime  of the  Annuitant.  It is  possible  under  this  Option  for an
      Annuitant to receive  only one Annuity  Payment if the  Annuitant's  death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS
      NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE
      UPON THE DEATH OF THE  ANNUITANT,  REGARDLESS  OF THE  NUMBER OF  PAYMENTS
      RECEIVED.

      OPTION 2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15, OR 20 YEARS
      Periodic  Annuity  Payments  will  be  made  during  the  lifetime  of the
      Annuitant  with the  promise  that  if,  at the  death  of the  Annuitant, payments have been made for less than a stated period, which may be 5, 10,
      15, or 20 years, as elected, Annuity Payments will be continued during the
      remainder  of  such  period  to  the  Designated  Beneficiary.   UPON  THE
      ANNUITANT'S  DEATH AFTER THE PERIOD CERTAIN,  NO FURTHER ANNUITY  PAYMENTS
      WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH  INSTALLMENT  OR UNIT REFUND  OPTION  Periodic
      Annuity  Payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the  number  determined  by  dividing  the amount  applied  under  this  Option by the  amount  of the first  Annuity
      Payment,  Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT  AND  SURVIVOR  Periodic  Annuity  Payments  will be made during the lifetime of the  Annuitants.  Annuity  Payments will be made as long as either  Annuitant  is  living.  Upon the  death of one  Annuitant,
      Annuity  Payments  continue to the  surviving  Annuitant  at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the
      Owner at the time the Annuity Option is selected.  (FOR A CONTRACT  ISSUED
      IN CONNECTION WITH A QUALIFIED  PLAN,  PERIODIC  ANNUITY  PAYMENTS WILL BE
      MADE  DURING  THE LIFE OF THE  PARTICIPANT  UNDER THE PLAN  (THE  "PRIMARY
      ANNUITANT").  UPON THE DEATH OF THE PRIMARY  ANNUITANT,  PAYMENTS  WILL BE
      MADE TO THE JOINT ANNUITANT  DURING HIS OR HER LIFETIME.  ANNUITY PAYMENTS
      WILL BE REDUCED BY THE SELECTED PERCENTAGE, IF ANY, ONLY UPON THE DEATH OF
      THE PRIMARY ANNUITANT.)

      With respect to fixed Annuity Payments,  the amount of the Annuity Payment and,  with  respect to Variable  Annuity  Payments,  the number of Payment
      Units used to determine the Annuity Payment is reduced, if applicable,  as of the first  Annuity  Payment  following an  Annuitant's  (for  Qualified
      Plans,  the Primary  Annuitant's)  death. In the event of the death of one
      Annuitant,  the  surviving  Joint  Annuitant has the right to exercise all rights under the Contract,  including the right to make  exchanges.  It is possible under this Option for only one Annuity Payment to be made if both
      Annuitants  died prior to the second Annuity Payment due date, two if both died prior to the third Annuity  Payment due date,  etc. AS IN THE CASE OF
      OPTION 1, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS
      OPTION.  PAYMENTS  CEASE UPON THE DEATH OF THE LAST  SURVIVING  ANNUITANT,
      REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed  period,  which may be from 5 to 20 years,  as elected by the Owner.  The amount of each Annuity  Payment is  determined by dividing
      Account Value by the number of Annuity  Payments  remaining in the period.
      If, at the death of the  Annuitant,  payments have been made for less than the selected fixed period,  the remaining  unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the
      amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments  have not yet been made,  the remaining  unpaid  payments will be paid to the  Designated  Beneficiary.  This Option is  available  only for
      Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION  Periodic Annuity Payments will be made based upon the Annuitant's life expectancy,  or the joint life expectancy of the
      Annuitant  and a  beneficiary,  at the  Annuitant's  attained age (and the beneficiary's  attained or adjusted  age, if  applicable)  each year.  The payments are computed by reference to government actuarial tables, and are made until Account Value is exhausted.  Upon the  Annuitant's  death,  any
      Account Value will be paid to the Designated Beneficiary.

      OPTION 8 - PERIOD  CERTAIN  Periodic  Annuity  Payments will be made for a fixed period which may be 5, 10, 15 or 20 years.  This option differs from
      Option 5 in that Annuity  Payments are  calculated on the basis of Payment
      Units. If the Annuitant dies prior to the end of the period  certain,  the remaining  guaranteed  Annuity  Payments  will be  made to the  Designated
      Beneficiary.

      OPTION 9 - LIFE INCOME WITH  LIQUIDITY  Monthly  Annuity  Payments will be made  for the  life of the  Annuitant,  or the  Owner  may  elect  Annuity
      Payments for the life of the Annuitant and a Joint Annuitant,  and in both cases with a period certain of 15 years.  The period certain will be for a period of 10 years in the case of a Contract  issued in connection  with a
      Qualified  Plan if the life  expectancy  of the  Annuitant  or joint  life expectancy of the Joint Annuitants is less than 15 years, but more than 10 years.  In any case, the period certain may not exceed the life expectancy of the Annuitant or joint life  expectancy of the Joint  Annuitants if the
      Contract is issued in connection with a Qualified Plan.

      Annuity  Payments under this option are  guaranteed  never to be less than the Floor  Payment which is equal to 80% of the initial  Annuity  Payment;
      provided  that the Floor  Payment is adjusted in the event of a withdrawal as discussed under "Full and Partial  Withdrawals," page 25. The amount of the Annuity  Payment  will remain  level for 12 month  intervals  and will reset on each  anniversary  of the Annuity Payout Date.  Annuity  Payments
      (including  the Floor Payment)  during the Liquidity  Period are paid from
      Account  Value and  reduce  the  amount of  Account  Value  available  for withdrawal.  If Account Value allocated to a Subaccount is depleted during the Liquidity Period, any shortfall will be deducted  proportionately from those  Subaccounts  that have Account Value,  and future annuity  payments will be based upon the performance of those Subaccounts.

      If there are Joint  Annuitants,  Annuity  Payments will be made as long as either  Annuitant  is  living.  Upon the death of one  Annuitant,  Annuity
      Payments  continue  to the  surviving  Annuitant  at the same or a reduced level of 75%,  66 2/3% or 50% of Annuity  Payments as elected by the Owner at the time the  Annuity  Option is  selected.  (FOR A CONTRACT  ISSUED IN
      CONNECTION WITH A QUALIFIED PLAN,  PERIODIC  ANNUITY PAYMENTS WILL BE MADE
      DURING  THE  LIFE  OF  THE  PARTICIPANT   UNDER  THE  PLAN  (THE  "PRIMARY
      ANNUITANT").  UPON THE DEATH OF THE PRIMARY  ANNUITANT,  PAYMENTS  WILL BE
      MADE TO THE JOINT ANNUITANT  DURING HIS OR HER LIFETIME.  ANNUITY PAYMENTS
      WILL BE REDUCED BY THE SELECTED PERCENTAGE, IF ANY, ONLY UPON THE DEATH OF
      THE  PRIMARY  ANNUITANT.)  The number of Payment  Units used to  calculate
      Annuity Payments is reduced (1) as of the Annuity Payment due at the close of the period  certain,  or (2) if later,  as of the first Annuity Payment following the death of the Annuitant.

      A death benefit is payable to the Designated Beneficiary upon the death of the  Annuitant  or, if there are Joint  Annuitants,  upon the death of the last Annuitant prior to the close of the period certain. The death benefit during  the  Liquidity  Period is the  Account  Value as of the end of the
      Valuation  Period  during  which  due  proof  of  death  and  instructions regarding  payment  are  received  at the T. Rowe Price  Variable  Annuity
      Service Center. The Designated  Beneficiary may elect the death benefit in the event of death during the remainder of the period certain, as follows:
      (1) a lump sum equal to the present  value,  calculated  using the assumed interest rate, of the remaining  guaranteed Annuity Payments as of the end of the Valuation  Period during which due proof of death and  instructions regarding  payment  are  received  at the T. Rowe Price  Variable  Annuity
      Service Center; or (2) the remaining  guaranteed  Annuity Payments paid to the Designated Beneficiary on a monthly basis.

      If there are Joint Annuitants,  upon the death of one Annuitant during the
      Liquidity  Period,  the  amount  of  Annuity  Payments  to  the  surviving
      Annuitant  may be  increased  as of the  close  of the  Liquidity  Period.
      Whether the amount of the Annuity  Payment will be increased is determined by applying an amount  equal to the  present  value of the future  Annuity
      Payments based upon the joint lives of the  Annuitants,  calculated  using the assumed  interest  rate, to a life income option with a period certain of ten years (or the amount of time  remaining in the period certain as of the close of the  Liquidity  Period) to determine an Annuity  Payment.  If this Annuity  Payment is greater  than the current  Annuity  Payment,  the current  payment  would be increased to that amount as of the close of the
      Liquidity  Period.  The Payment Units and Floor Payment would be increased proportionately as of that date.

SELECTION OF AN OPTION

      Contractowners  should  carefully  review the Annuity  Options  with their financial or tax advisers,  and, for Contracts  used in connection  with a
      Qualified  Plan,  reference  should be made to the terms of the particular plan and the  requirements  of the  Internal  Revenue  Code for  pertinent limitations  respecting Annuity Payments and other matters.  For instance,
      Qualified  Plans  generally  require that Annuity  Payments begin no later than  April  1 of the  calendar  year  following  the  year in  which  the
      Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of Annuity  Payments  under  Annuity  Options
      (other than life  income)  generally  may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than 10 years younger than the Annuitant.

ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4, 8 and 9 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 9 the  annuity  rates will vary based upon your age and sex, except that unisex rates are used where required by law. The annuity rates reflect  your life  expectancy  as of the Annuity  Payout Date and gender, unless  unisex rates apply.  The annuity  rates are based upon the 1983(a)
      mortality table projected for mortality improvement using projection scale
      G and are  adjusted  to reflect an  assumed  interest  rate of 3.5% or 5%, compounded annually,  as selected by you. Only an assumed interest rate of
      3.5% is  available  under  Option  9. See the  discussion  under  "Assumed
      Interest Rate," below. See the table below for the basis of annuity rates.
      In the case of Options 5, 6 and 7, Annuity Payments are based upon Account
      Value without regard to annuity rates.

                             BASIS OF ANNUITY RATES
         ----------------------------------------------------------------
                   OPTIONS 1-4 AND 9                      OPTION 8
                 Assumed Interest Rate              Assumed Interest Rate
         Mortality Table 1983(a) projected
         for mortality improvement using
         projection scale G
         ----------------------------------------------------------------

      The Company  calculates  Variable Annuity Payments under Options 1 through
      4, 8 and 9 using  Payment  Units.  The  value of a  Payment  Unit for each
      Subaccount  is  determined  as of each  Valuation  Date and  initially was
      $1.00.  The  Payment  Unit  value  of a  Subaccount  as of any  subsequent
      Valuation  Date is  determined  by adjusting the Payment Unit value on the
      previous   Valuation   Date  for  (1)  the  interim   performance  of  the
      corresponding  Portfolio of the Funds;  (2) any dividends or distributions paid by the  corresponding  Portfolio;  (3) the mortality and expense risk charge;  (4) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company  determines the number of Payment Units used to calculate each variable  Annuity  Payment as of the Annuity  Payout  Date.  As  discussed above, the Contract specifies annuity rates for Options 1 through 4, 8 and
      9, which are the  guaranteed  minimum  dollar  amount of  monthly  Annuity
      Payment for each $1,000 of Purchase Payment,  less any applicable  premium taxes, and less a charge equal to 1.8% of the Purchase Payment for a fixed annuity, applied to an Annuity Option. The net Purchase Payment is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the  Annuity  Payout  Date,  the Company  divides the initial  variable
      Annuity  Payment by the value of the Payment  Unit as of that date for the applicable  Subaccount to determine the number of Payment Units to be used in calculating  subsequent Annuity Payments.  If variable Annuity Payments are  allocated to more than one  Subaccount,  the number of Payment  Units will be determined by dividing the portion of the initial variable Annuity
      Payment  allocated  to a  Subaccount  by the  value  of that  Subaccount's
      Payment Unit as of the Annuity Payout Date. The initial  variable  Annuity
      Payment is  allocated to the  Subaccounts  in the same  proportion  as the
      Purchase  Payment is  allocated.  The number of Payment  Units will remain constant for  subsequent  Annuity  Payments,  unless you exchange  Payment
      Units among  Subaccounts or make a withdrawal under Option 8 or during the
      Liquidity Period under Option 9.

      Subsequent  variable  Annuity  Payments are calculated by multiplying  the number of Payment  Units  allocated  to a  Subaccount  by the value of the
      Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount,  the Annuity Payment is equal to the sum of the payment  amounts  determined for each  Subaccount.  Annuity
      Payments  under  Option 9 are reset  only  once each year on the  12-month
      anniversary   of  the  Annuity  Payout  Date  to  reflect  the  investment performance  of the  Subaccount(s).  An example  is set forth  below of an
      Annuity Payment calculation under Option 9 assuming purchase of a Contract by a 60-year old male with a Purchase  Payment of $100,000  and no premium tax.

      -------------------------------------------------------------------------------
        Initial Purchase Payment    $100,000                    $100,000
                                                                 --------
        Premium Tax                  -     0                      $1,000  = 100
                                    ---------
        Net Purchase Payment        $100,000

        Amount determined by reference to annuity table for
        a male, age 60 under Option 9.................................    $4.78

        First Variable Annuity Payment (100 x $4.78)..................     $478

                                                                           NUMBER OF
                                                            PAYMENT        PAYMENT
                           ALLOCATION        FIRST            UNIT           UNITS
                               OF           VARIABLE        VALUE ON        USED TO
                               NET          ANNUITY          ANNUITY       DETERMINE
                            PURCHASE        PAYMENT          PAYOUT        SUBSEQUENT
        SUBACCOUNT           PAYMENT        ALLOCATION         DATE          PAYMENTS

        Equity Income          50%          $239.00     /     $1.51    =     158.2781

        International Stock    50%           239.00     /      1.02    =     234.3137
                                             ------
                                            $478.00

                           NUMBER OF
                            PAYMENT               PAYMENT
                             UNITS                 UNIT
                            USED TO               VALUE ON            AMOUNT OF
                           DETERMINE               ANNUAL            SUBSEQUENT
                           SUBSEQUENT              RESET               ANNUITY
        SUBACCOUNT          PAYMENTS               DATE               PAYMENTS

        Equity Income      158.2781        x        $1.60     =       $253.24

        International      234.3137        x         1.10     =        257.74
        Stock
                                                                       ------
        Subsequent Variable Annuity Payment......................     $510.98
      ----------------------------------------------------------------------------

      ----------------------------------------------------------------------------------
                   DATE OF          AMOUNT OF                   DATE OF        AMOUNT OF
                   ANNUITY           ANNUITY                    ANNUITY         ANNUITY
                   PAYMENT           PAYMENT                    PAYMENT         PAYMENT

        Annuity    February 15      $478.00                    September 15     $478.00
        Payout
         Date      March 15          478.00                    October 15        478.00

                   April 15          478.00                    November 15       478.00

                   May 15            478.00                    December 15       478.00

                   June 15           478.00                    January 15        478.00

                   July 15           478.00     Annual Reset   February 15       510.98
                                                    Date
                   August 15         478.00
      -----------------------------------------------------------------------------------

ASSUMED INTEREST RATE

      As discussed  above,  the annuity rates for Options 1 through 4, and 8 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the  Annuity  Option is  selected.  (Only an assumed interest  rate of 3.5% is  available  under  Option 9.)  Variable  Annuity
      Payments  generally  increase or decrease from one Annuity Payment date to the next based upon the net performance  (returns after fees and expenses)
      of the applicable  Subaccounts  during the interim period adjusted for the assumed  interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate,  Annuity  Payments will remain constant.  If the net  performance  of the  Subaccounts  is  greater  than  the  assumed interest rate, the amount of the Annuity  Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial  Variable  Annuity  Payment,  but the amount of the Annuity
      Payments  would  increase more slowly in a rising market (or the amount of the Annuity  Payments  would  decline more  rapidly in a falling  market).
      Conversely,  a lower assumed interest rate, for example 3.5%, would mean a lower initial  variable  Annuity  Payment and more rapidly  rising Annuity
      Payment  amounts in a rising  market  and more  slowly  declining  Annuity
      Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate your net Purchase  Payment to the Fixed Interest  Account to purchase a fixed annuity under Annuity Options 1 through 4 and 8. Under
      Annuity Options 5 through 7, all or a portion of the Purchase  Payment may be allocated to the Fixed Interest  Account and Account Value allocated to the Subaccounts under those Options may be exchanged to the Fixed Interest
      Account.  A  fixed  annuity  is not  available  under  Option  9.  Amounts allocated  to the Fixed  Interest  Account  become  part of the  Company's
      General  Account,  which  supports  the  Company's  insurance  and annuity obligations.  The Company's  General  Account is subject to regulation and supervision  by the Kansas  Department of Insurance and is also subject to the insurance  laws and  regulations of other  jurisdictions  in which the
      Contract is distributed. In reliance on certain exemptive and exclusionary provisions,  interests  in  the  Fixed  Interest  Account  have  not  been registered as securities under the Securities Act of 1933 (the "1933 Act")
      and the Fixed  Interest  Account has not been  registered as an investment company  under  the  Investment  Company  Act of 1940  (the  "1940  Act").
      Accordingly,  neither the Fixed Interest Account nor any interests therein are generally  subject to the  provisions of the 1933 Act or the 1940 Act.
      The disclosure in this Prospectus  relating to the Fixed Interest Account, however, may be subject to certain generally applicable  provisions of the federal  securities  laws  relating to the  accuracy and  completeness  of statements made in the Prospectus.  This Prospectus is generally  intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information  regarding the
      Fixed Interest Account. For more information  regarding the Fixed Interest
      Account, see "The Contract," page 19.

      Amounts allocated to the Fixed Interest Account become part of the General
      Account of the Company,  which consists of all assets owned by the Company other than those in the Separate  Account and other  separate  accounts of the Company.  Subject to applicable  law, the Company has sole  discretion over the investment of the assets of its General Account.

INTEREST

      Account Value allocated to the Fixed Interest  Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the
      Fixed  Interest  Account  earns  interest  at an  interest  rate  that  is guaranteed to be at least an annual effective rate of 3% which will accrue daily  ("Guaranteed  Rate").  Such interest will be paid regardless of the
      actual  investment   experience  of  the  Company's  General  Account.  In
      addition,  the  Company  may  in its  discretion  pay  interest  at a rate
      ("Current  Rate")  that  exceeds the  Guaranteed  Rate.  The Company  will determine the Current Rate, if any, from time to time.

      Account Value  allocated or exchanged to the Fixed  Interest  Account will earn  interest  at the  Current  Rate,  if any, in effect on the date such portion of Account  Value is allocated or exchanged to the Fixed  Interest
      Account.  The  Current  Rate paid on any such  portion  of  Account  Value allocated or exchanged to the Fixed  Interest  Account will be  guaranteed for rolling periods of one or more years (each a "Guarantee Period").  The
      Company  currently  offers  only  Guarantee  Periods  of  one  year.  Upon expiration of any  Guarantee  Period,  a new Guarantee  Period of the same duration begins with respect to that portion of Account Value,  which will earn interest at the Current Rate, if any,  declared by the Company on the first day of the new Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest  Account at one point in time may be credited  with a different  Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited  with a different  Current Rate than amounts  allocated to the Fixed Interest Account in July. In addition,  if Guarantee  Periods of different  durations are offered,  Account Value allocated or exchanged to the Fixed Interest  Account for a Guarantee  Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account  for a  Guarantee  Period  of a  different duration.  Therefore,  at any time,  various portions of a Contractowner's
      Account  Value in the Fixed  Interest  Account may be earning  interest at different  Current  Rates  depending  upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee  Period.  The Company bears the  investment  risk for the
      Account  Value  allocated  to the Fixed  Interest  Account  and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest
      Account.

      For purposes of  determining  the interest rates to be credited on Account
      Value in the Fixed  Interest  Account,  withdrawals  or exchanges from the
      Fixed  Interest  Account will be deemed to be taken first from any portion of Account  Value  allocated to the Fixed  Interest  Account for which the
      Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected,  then in the order beginning with that portion of such Account Value which has the longest amount of time  remaining  before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more  information  about exchanges and withdrawals from the Fixed Interest
      Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

      The  death  benefit  under the  Contract  will be  determined  in the same fashion for a Contract that is supported by the Fixed Interest  Account as for a  Contract  that  is  supported  by  the  Subaccounts.  See  "Annuity
      Options," page 27.

CONTRACT CHARGES

      Premium  taxes  will be the  same  for  Contractowners  who  allocate  the
      Purchase  Payment to the Fixed Interest  Account as for those who allocate the Purchase  Payment to the  Subaccounts.  The charge for  mortality  and expense risks will not be assessed against the Fixed Interest Account, and any  amounts  that the  Company  pays for income  taxes  allocable  to the
      Subaccounts  will not be charged  against the Fixed Interest  Account.  In addition,  the investment  management  fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract is supported by the Fixed Interest  Account;  however, such Contractowners  will not participate in the investment  experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      Under  Annuity  Options 5 through 7 only,  Account  Value may be exchanged from the  Subaccounts  to the Fixed  Interest  Account  and from the Fixed
      Interest Account to the Subaccounts,  subject to the following limitation.
      Exchanges  from the  Fixed  Interest  Account  are  allowed  only from the portion of Account  Value,  for which the Guarantee  Period expires during the calendar month in which the exchange is effected.  Up to six exchanges are allowed in any Contract Year and the minimum  exchange  amount is $500 or the  amount  remaining  in the  Fixed  Interest  Account.  The  Company reserves  the right to waive or limit the  number of  exchanges  permitted each Contract Year, to suspend exchanges,  to limit the amount that may be subject to  exchanges  and the  amount  remaining  in an account  after an exchange, and to impose conditions on the right to exchange.

      The Contractowner  may make a full or partial  withdrawal of Account Value allocated  to the Fixed  Interest  Account  only under  Annuity  Options 5 through 7. A  Contractowner  may make a partial  withdrawal from the Fixed
      Interest Account only (1) from the portion of Account Value, for which the
      Guarantee  Period  expires  during the calendar month in which the partial withdrawal is effected,  and (2) once per Contract Year in an amount up to the  greater  of $5,000 or 10% of  Account  Value  allocated  to the Fixed
      Interest  Account  at the time of the  partial  withdrawal.  See "Full and
      Partial Withdrawals," page 25.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      As required by most states,  the Company  reserves the right to delay full and partial  withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the
      T. Rowe  Price  Variable  Annuity  Service  Center.  During  the period of deferral,  interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The
      Company does not expect to delay payments from the Fixed Interest  Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

      The Contractowner is the person named as such in the application or in any
      later  change  shown  in  the  Company's   records.   While  living,   the
      Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity  that is not a  living  person,  such as a  trust  or  corporation, referred to herein as  "Non-Natural  Persons."  See "Federal Tax Matters,"
      page 35.

      JOINT  OWNERS.  The Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner, the surviving Owner shall be the sole Owner.  Any Contract  transaction  requires the  signature of all persons named jointly.  Joint Owners are permitted only if the Contract is issued  pursuant  to a  Non-Qualified  Plan  and  the  Joint  Owner  is an
      Annuitant.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Beneficiary is the individual  named as such in the application or any later change shown in the Company's records.  The Contractowner may change the  Beneficiary  at any time  while the  Contract  is in force by written request on a form  provided  by the  Company  and  received at the T. Rowe
      Price Variable  Annuity Service Center.  The change will not be binding on the  Company  until it is  received  and  recorded  at the T.  Rowe  Price
      Variable  Annuity Service  Center.  The change will be effective as of the date the Change of Beneficiary form is signed subject to any payments made or other  actions  taken by the Company  before the change is received and recorded.  A  Secondary  Beneficiary  may be  designated.  The  Owner  may designate a permanent  Beneficiary  whose rights under the Contract cannot be changed without the Beneficiary's consent.

DIVIDENDS

      The Contract is eligible to share in the surplus  earnings of the Company.
      However,  the current  dividend  scale is zero,  and the Company  does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The  Company  will pay any full or  partial  withdrawal  benefit  or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange  between  Subaccounts or from a Subaccount to the Fixed
      Interest  Account  within  seven  days  from the  Valuation  Date a proper request is received at the T. Rowe Price Variable  Annuity Service Center.
      However,  the Company can  postpone the  calculation  or payment of such a payment  or  exchange  of  amounts  from  the  Subaccounts  to the  extent permitted under  applicable law, for any period:  (a) during which the New
      York Stock  Exchange is closed  other than  customary  weekend and holiday closings,  (b) during  which  trading on the New York  Stock  Exchange  is restricted as  determined  by the SEC, (c) during which an  emergency,  as determined  by the SEC,  exists  as a  result  of which  (i)  disposal  of securities held by the Separate Account is not reasonably practicable,  or
      (ii) it is not reasonably practicable to determine the value of the assets of the  Separate  Account,  or (d) as the SEC may by order  permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

      The Company  may  require  proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

      If the age or sex of an Annuitant has been  misstated,  the correct amount paid or payable by the  Company  under the  Contract  shall be such as the
      Purchase  Payment  under the Contract  would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

      The  Contract  described  in  this  Prospectus  is  designed  for  use  by individuals  in retirement  plans which may or may not be Qualified  Plans under the provisions of the Internal Revenue Code ("Code").

      The  ultimate  effect of federal  income taxes on the amounts held under a
      Contract, on Annuity Payments,  and on the economic benefits to the Owner, the  Annuitant,  and the  Beneficiary  or other payee will depend upon the type of retirement  plan for which the Contract is purchased,  the tax and employment  status  of the  individuals  involved,  and a number  of other factors. The discussion of the federal income tax considerations  relating to a  Contract  contained  herein  and  in  the  Statement  of  Additional
      Information  is general in nature and is not intended to be an  exhaustive discussion  of  all  questions  that  might  arise  in  connection  with a
      Contract.  It is based upon the  Company's  understanding  of the  present federal income tax laws as currently  interpreted by the Internal  Revenue
      Service ("IRS"),  and is not intended as tax advice.  No representation is made  regarding the  likelihood  of  continuation  of the present  federal income  tax  laws  or of the  current  interpretations  by the  IRS or the
      courts.   Future  legislation  may  affect  annuity  contracts  adversely.
      Moreover,  no attempt has been made to consider  any  applicable  state or other laws.  Because of the  inherent  complexity  of the tax laws and the fact that tax results will vary according to the particular  circumstances of the  individual  involved and, if  applicable,  the  Qualified  Plan, a person should consult a qualified tax adviser  regarding the purchase of a
      Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a
      Contract (including an exchange).  THE COMPANY DOES NOT MAKE ANY GUARANTEE
      REGARDING  THE TAX  STATUS  OF,  OR TAX  CONSEQUENCES  ARISING  FROM,  ANY
      CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance  company under Part I,
      Subchapter L of the Code.  Because the operations of the Separate  Account form a part  of the  Company,  the  Company  will be  responsible  for any federal income taxes that become payable with respect to the income of the
      Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made  against the Separate  Account for any federal  taxes incurred by the Company that are attributable to the Separate Account, the
      Subaccounts,  or to the  operations  of the  Company  with  respect to the
      Contract or attributable to payments, premiums, or acquisition costs under the  Contract.  The Company  will  review the  question of a charge to the
      Separate  Account,  the  Subaccounts,  or the Contract  for the  Company's
      federal taxes  periodically.  Charges may become necessary if, among other reasons,  the tax treatment of the Company or of income and expenses under the Contract is  ultimately  determined  to be other than what the Company currently  believes  it to be, if there are  changes  made in the  federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under  current  laws,  the  Company  may incur  state and local  taxes (in addition to premium taxes) in several states. At present,  these taxes are not  significant.  If there is a material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate
      Account or the  Subaccounts  for such taxes,  if any,  attributable to the
      Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset  diversification  requirements for investment companies whose shares
      are  sold  to  insurance   company  separate   accounts  funding  variable
      contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one  investment,  no more than 70% may be represented by any two investments,  no more than 80%
      may be represented by any three  investments,  and no more than 90% may be represented  by any four  investments.  For  purposes  of Section  817(h), securities of a single issuer generally are treated as one investment, but obligations  of the U.S.  Treasury  and each U.S.  Governmental  agency or instrumentality  generally are treated as securities of separate  issuers.
      The Separate Account,  through the Portfolios,  intends to comply with the diversification requirements of Section 817(h).

      In certain  circumstances,  owners of variable  annuity  contracts  may be considered the owners,  for federal income tax purposes,  of the assets of
      the  separate   account  used  to  support  their   contracts.   In  those
      circumstances,  income and gains from the separate account assets would be includible  in the  variable  contractowner's  gross  income.  The IRS has stated  in  published  rulings  that  a  variable  contractowner  will  be considered  the owner of  separate  account  assets  if the  contractowner possesses  incidents of ownership in those assets,  such as the ability to exercise  investment control over the assets. The Treasury Department also announced,  in  connection  with the  issuance of  regulations  concerning
      diversification,   that  those   regulations  "do  not  provide   guidance
      concerning the  circumstances in which investor control of the investments
      of  a  segregated   asset  account  may  cause  the  investor  (i.e.,  the
      policyowner),  rather  than the  insurance  company,  to be treated as the owner of the assets in the account."  This  announcement  also stated that guidance  would be issued by way of  regulations or rulings on the "extent
      to  which   policyholders  may  direct  their  investments  to  particular subaccounts  without  being treated as owners of the  underlying  assets."
      Guidance issued to date has no application to the Contract.

      The  ownership  rights under the Contract are similar to, but different in certain  respects from,  those described by the IRS in rulings in which it was  determined  that  policyowners  were not owners of  separate  account assets.  For example in the present case, the Contractowner has additional flexibility in allocating the Purchase  Payment and Account Values than in the cases described in the rulings.  These  differences  could result in a
      Contractowner  being  treated  as the owner of a pro rata  portion  of the assets of the Separate  Account.  In  addition,  the Company does not know what  standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by  the  Company,  to  attempt  to  prevent  a  Contractowner  from  being considered  the owner of a pro rata  share of the  assets of the  Separate
      Account.   Moreover,   in  the  event  that  regulations  or  rulings  are
      promulgated, there can be no assurance that the Portfolios will be able to operate as currently  described in the Prospectus,  or that the Funds will not have to change any  Portfolio's  investment  objective  or  investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

      Section 72 of the Code governs the taxation of  annuities.  In general,  a
      Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract.  However,  the
      increase  in  value  may  be  subject  to  tax  currently   under  certain
      circumstances.  See "Contracts Owned by Non-Natural  Persons," page 38 and
      "Diversification  Standards," page 36. Withholding of federal income taxes on all  distributions  may be required  unless a recipient who is eligible elects not to have any amounts withheld and properly  notifies the Company of that election.

      + SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY PAYOUT DATE Code Section
        72 provides  that amounts  received  upon a total or partial  withdrawal from a Contract  prior to the  Annuity  Payout  Date  generally  will be treated  as gross  income  to the  extent  that  the  cash  value of the
        Contract  (determined without regard to any surrender charge in the case of a partial  withdrawal)  exceeds the "investment in the contract." The
        "investment  in the  contract"  is that  portion,  if any,  of  Purchase
        Payments  paid  under  a  Contract  less  any   distributions   received
        previously  under the Contract  that are excluded  from the  recipient's gross income. The taxable portion is taxed at ordinary income tax rates.
        For  purposes  of this rule,  a pledge or  assignment  of a Contract  is treated as a payment  received on account of a partial  withdrawal  of a
        Contract.  Similarly,  loans under a Contract are  generally  treated as distributions under the Contract.

      + SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE ANNUITY  PAYOUT DATE Upon a
        complete  surrender,  the amount  received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the Contract.
        The taxable  portion of such payments  will be taxed at ordinary  income tax rates.  For fixed  Annuity  Payments,  the  taxable  portion of each payment  generally  is  determined  by  using  a  formula  known  as the
        "exclusion  ratio," which  establishes  the ratio that the investment in the Contract bears to the total expected amount of Annuity  Payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable Annuity
        Payments,  the taxable  portion of each payment is determined by using a
        formula  known  as  the  "excludable   amount,"  which  establishes  the
        non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity  payments to date equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

      + PENALTY  TAX ON  CERTAIN  SURRENDERS  AND  WITHDRAWALS  With  respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally  imposed  equal to 10% of the portion of such amount which is includible in gross income.  However, the penalty tax is not  applicable  to  withdrawals:  (i) made on or after the death of the owner  (or  where  the  owner  is not an  individual,  the  death of the
        "primary  annuitant,"  who is  defined as the  individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable to the taxpayer's becoming totally  disabled within the meaning of Code Section  72(m)(7);
        (iii)  which  are  part of a  series  of  substantially  equal  periodic payments (not less  frequently than annually) made for the life (or life expectancy)  of  the  taxpayer,  or  the  joint  lives  (or  joint  life expectancies)  of the  taxpayer  and his or her  beneficiary;  (iv) from certain  qualified plans; (v) under a so-called  qualified funding asset
        (as defined in Code Section  130(d));  (vi) under an  immediate  annuity contract;  or (vii) which are purchased by an employer on termination of certain  types of  qualified  plans and  which are held by the  employer until the employee separates from service.

        If the  penalty  tax does not apply to a surrender  or  withdrawal  as a result  of the  application  of item  (iii)  above,  and the  series  of payments  are  subsequently  modified  (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount  (determined by the regulations) equal to the tax that would have been  imposed  but for item  (iii)  above,  plus interest for the deferral period,  if the  modification  takes place (a)
        before the close of the period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      ADDITIONAL CONSIDERATIONS

      + DISTRIBUTION-AT-DEATH  RULES  In  order  to be  treated  as  an  annuity contract,  a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity  Payout  Date,  and before the entire interest in the Contract has been distributed,  the remainder of the owner's  interest will be  distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary,  must be annuitized over the life of that  designated  beneficiary  or over a  period  not  extending beyond the life expectancy of that  beneficiary,  commencing  within one year  after  the  date of  death of the  owner.  If the sole  designated beneficiary is the spouse of the deceased owner, the Contract  (together with the  deferral of tax on the accrued and future  income  thereunder)
        may be continued in the name of the spouse as owner.

        Generally,  for purposes of determining  when  distributions  must begin under the  foregoing  rules,  where an owner is not an  individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the  case of  joint  owners,  the  distribution-at-death  rules  will be applied by treating  the death of the first owner as the one to be taken into account in determining  generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

      + GIFT  OF  ANNUITY  CONTRACTS  Generally,  gifts  of  Non-Qualified  Plan
        Contracts  prior to the Annuity Payout Date will trigger tax on the gain on the  Contract,  with the  donee  getting a  stepped-up  basis for the amount included in the donor's income.  The 10% penalty tax and gift tax also may be  applicable.  This  provision  does not  apply to  transfers between spouses or incident to a divorce.

      + CONTRACTS  OWNED BY  NON-NATURAL  PERSONS If the  Contract  is held by a non-natural  person (for  example,  a  corporation),  the income on that
        Contract  (generally  the  increase  in net  surrender  value  less  the
        Purchase  Payments) is includible in taxable  income each year. The rule does not  apply  where  the  Contract  is  acquired  by the  estate of a decedent,  where the  Contract  is held by certain  types of  retirement plans,  where the Contract is a qualified  funding asset for  structured settlements,  where the  Contract is  purchased on behalf of an employee upon  termination  of a qualified  plan, and in the case of an immediate annuity.  An annuity  contract  held by a trust or other entity as agent for a natural person is considered held by a natural person.

      + MULTIPLE  CONTRACT  RULE For purposes of  determining  the amount of any
        distribution   under  Code  Section  72(e)   (amounts  not  received  as
        annuities) that is includible in gross income, all Non-Qualified annuity contracts  issued by the same insurer to the same  Contractowner  during any  calendar  year are to be  aggregated  and treated as one  contract.
        Thus,  any  amount  received  under  any  such  contract  prior  to  the contract's Annuity Payout Date, such as a partial withdrawal,  dividend, or loan,  will be taxable (and possibly  subject to the 10% penalty tax)
        to the extent of the combined income in all such contracts.

        In addition,  the Treasury Department has broad regulatory  authority in applying  this  provision  to prevent  avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities  (on and after the Annuity  Payout  Date) under  annuity  contracts  issued by the same company  to the same  owner  during  any  calendar  year.  In this case, annuity payments could be fully taxable (and possibly subject to the 10%
        penalty tax) to the extent of the combined  income in all such contracts and regardless of whether any amount would  otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      + POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities.
        There is always the  possibility  that the tax  treatment  of  annuities could  change by  legislation  or other means (such as IRS  regulations, revenue rulings, and judicial decisions).  Moreover,  although unlikely, it is also possible  that any  legislative  change could be  retroactive
        (that is, effective prior to the date of such change).

      + TRANSFERS,  ASSIGNMENTS,  OR  EXCHANGES  OF A  CONTRACT  A  transfer  of ownership of a Contract,  the  designation  of an Annuitant,  Payee,  or other  Beneficiary  who is not also the Owner,  the selection of certain
        Annuity Payout Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed  herein.  An Owner contemplating  any such  transfer,  assignment,  selection,  or exchange should  contact a qualified  tax adviser with  respect to the  potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified  Plan that meets the  requirements of an individual  retirement annuity ("IRA") under Section 408 of the Code or a Roth IRA under Section 408A of the Code.

      If you are  purchasing  the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider  that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to  providing  tax  deferral  that other  investments  may not offer,  including  death benefit  protection  for your  beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall  benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules  applicable to  participants  in such  Qualified  Plans vary according  to the type of plan and the  terms and  conditions  of the plan
      itself.No attempt is made herein to provide more than general  information about the use of the Contract as a Qualified  Plan.  A Qualified  Plan may
      permit the purchase of the Contract to accumulate retirement savings under the plan.  Adverse tax or other  legal  consequences  to the plan,  to the participant  or to  both  may  result  if this  Contract  is  assigned  or transferred  to any  individual  as a means to provide  benefit  payments, unless the plan  complies with all legal  requirements  applicable to such benefits  prior to transfer of the Contract.  Contractowners,  Annuitants, and  Beneficiaries  are  cautioned  that the  rights of any  person to any benefits  under such  Qualified  Plans may be limited by  applicable  law, regardless  of  the  terms  and  conditions  of  the  Contract  issued  in connection therewith.

      The  amount  that may be  contributed  to a  Qualified  Plan is subject to
      limitations  under  the  Code.  In  addition,   early  distributions  from
      Qualified  Plans  may be  subject  to  penalty  taxes.  Furthermore,  most
      Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result,  the minimum distribution  rules may limit the  availability of certain Annuity Options
      to  certain   Annuitants   and  their   beneficiaries.   These  rules  and
      requirements  may not be  incorporated  into our  Contract  administration procedures. Therefore,  Contractowners,  Annuitants, and Beneficiaries are
      responsible for determining that contributions,  distributions,  and other transactions with respect to the Contract comply with applicable law.

      THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE
      CONTRACT THEREWITH:

      + SECTION 408 AND SECTION 408A

        INDIVIDUAL  RETIREMENT  ANNUITIES.  Section  408  of  the  Code  permits eligible individuals to establish individual retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
        The Contract  may be  purchased  as an IRA.  The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish them from "Roth
        IRAs" which became available in 1998. Roth IRAs are described below.

        IRAs are subject to limitations  on the amount that may be  contributed, the  persons who may be eligible  and the time when  distributions  must
        commence.   Depending  upon  the   circumstances   of  the   individual,
        contributions  to a  traditional  IRA  may be made  on a  deductible  or nondeductible  basis.  IRAs  may  not be  transferred,  sold,  assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover  contribution)  100% of the individual's  taxable compensation  or the  applicable  dollar  amount  as shown in the  table below:

                         ------------------------------
                            TAX YEAR             AMOUNT
                            2002-2004            $3,000
                            2005-2007            $4,000
                         2008 and thereafter     $5,000
                         ------------------------------

        Any refund of premium must be applied to the payment of future  premiums or the purchase of  additional  benefits.  If an individual is age 50 or over, the individual may make an additional  catch-up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual
        is  covered  by  an  employer   retirement   plan,  the  amount  of  the
        contribution  to a traditional IRA which may be deducted will be reduced or eliminated if the individual's modified adjusted gross income exceeds certain amounts  ($54,000 for a married couple filing a joint return and
        $34,000  for a single  taxpayer in 2002,  $60,000  for a married  couple filing a joint return and $40,000 for a single taxpayer in 2003). If the individual's  spouse is covered by an employer  retirement  plan but the
        individual  is  not,  the   individual  may  be  able  to  deduct  those
        contributions  to a traditional  IRA;  however,  the  deduction  will be reduced or  eliminated  if the  adjusted  gross income on a joint return exceeds  $150,000.

        Sale of the  Contract  for use  with  IRAs  may be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the  Contract for such purposes will be provided with such supplementary  information as may be required by the IRS and will have the right to revoke the Contract under
        certain   circumstances.   See  the  IRA  Disclosure   Statement   which
        accompanies this Prospectus.

        An  individual's  interest in a traditional  IRA must be  distributed or begin to be  distributed  not later  than April 1 of the  calendar  year following the calendar year in which the  individual  reaches age 70 1/2
        ("required  beginning date").  The  Contractowner's  retirement date, if any,  will not  affect  his or her  required  beginning  date.  Periodic distributions  must not extend beyond the life of the  individual or the lives of the individual and a designated  beneficiary  (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

        If an  individual  dies before  reaching his or her  required  beginning date,  the  individual's  entire  interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions  begin before the close of the calendar  year  following  the  year  of  the  individual's  death  to a designated beneficiary and are made over the life of the beneficiary (or
        over  a  period  not  extending   beyond  the  life  expectancy  of  the
        beneficiary).   If  the  designated   beneficiary  is  the  individual's
        surviving  spouse,  distributions  may be delayed  until the  individual would have reached age 70 1/2.

        Distributions of deductible,  pre-tax  contributions and earnings from a traditional  IRA may be eligible for a tax-free  rollover to an eligible retirement plan,  including another traditional IRA. In certain cases, a distribution of non-deductible  contributions or other after-tax amounts from a  traditional  IRA may be  eligible  to be rolled  over to another traditional IRA.

        If an individual dies after reaching his or her required beginning date, the  individual's  interest must  generally be  distributed  at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        Distributions from IRAs are generally taxed under Code Section 72. Under these  rules,  a portion of each  distribution  may be  excludable  from income. The amount excludable from the individual's income is the amount of the  distribution  which  bears  the same  ratio as the  individual's nondeductible  contributions  to all IRAs  bear to the  expected  return under the IRAs.

        The IRS has not reviewed the Contract for  qualification  as an IRA, and has not addressed in a ruling of general  applicability  whether a death benefit  provision  such as the provision in the Contract  comports with
        IRA qualification requirements.

        ROTH IRAS.  Section 408A of the Code  permits  eligible  individuals  to establish  a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.
        Contributions  to a Roth IRA are not deductible,  but  withdrawals  that meet  certain  requirements  are not  subject to  federal  income tax on either the original contributions or any earnings.  Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information  as may be  required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not
        subject   to   minimum   required    distribution   rules   during   the
        Contractowner's lifetime.  Generally, however, the amount remaining in a
        Roth IRA after the Contractowner's death must begin to be distributed by the  end  of the  first  calendar  year  after  death  and  made  over a beneficiary's  life  expectancy.  If  there  is  no  beneficiary,  or if distributions are delayed,  the amount must be distributed by the end of the fifth calendar year after death of the Contractowner.

        The IRS has not reviewed the  Contract for  qualification  as a Roth IRA and has not  addressed  in a ruling of general  applicability  whether a death benefit  provision such as the provision in the Contract  comports with Roth IRA qualification requirements.

      + TAX PENALTIES

        PREMATURE  DISTRIBUTION TAX.  Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to  distributions:  (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability;  (iii) which are part of a series of substantially equal periodic payments made (at least annually)  for the life (or life  expectancy)  of the Owner or the joint lives  (or  joint  life  expectancies)  of the  Owner  and a  designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;  (vi) that are rolled over or  transferred  in  accordance  with Code  requirements;  (vii)  which, subject to  certain  restrictions,  do not  exceed the health  insurance premiums paid by unemployed individuals in certain cases; (viii) made to
        pay  "qualified  higher  education   expenses";   or  (ix)  for  certain
        "qualified first-time homebuyer distributions."

        MINIMUM  DISTRIBUTION  TAX. If the amount  distributed  from all of your
        IRAs is less than the minimum  required  distribution  for the year, you are subject to a 50% tax on the amount that was not properly distributed from the IRAs.

      + WITHHOLDING

        Periodic distributions (e.g., annuities and installment payments) from a
        Qualified  Plan  that  will  last for a period  of 10 or more  years are generally  subject  to  voluntary  income  tax  withholding.  The amount withheld  on such  periodic  distributions  is  determined  at the  rate applicable  to wages.  The  recipient  of a  periodic  distribution  may generally elect not to have withholding apply.

        Nonperiodic  distributions (e.g., lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

        The above description of the federal income tax consequences  applicable to Qualified  Plans which may be funded by the Contract  offered by this
        Prospectus  is only a brief  summary and is not  intended as tax advice.
        The rules  governing  the  provisions  of Qualified  Plans are extremely complex  and often  difficult  to  comprehend.  Anything  less than full compliance  with the  applicable  rules,  all of which  are  subject  to change, may have adverse tax consequences.  A prospective  Contractowner considering  adoption of a Qualified  Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

      You  indirectly  (through the  Separate  Account)  purchase  shares of the
      Portfolios when you allocate  purchase  payments to the  Subaccounts.  The
      Company owns shares of the  Portfolios  in the  Separate  Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the  Subaccounts in accordance with voting  instructions  received from Owners having the right to give such instructions.  You will have the right to give  voting  instructions  to the extent  that you have  Account
      Value  allocated to the particular  Subaccount.  The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting  instructions from Owners.  The Company votes shares  in  accordance  with  its  current  understanding  of the  federal securities  laws. If the Company later  determines that it may vote shares of the Funds in its own right, it may elect to do so.

      Unless  otherwise  required by  applicable  law, the number of shares of a particular  Portfolio as to which you may give voting  instructions to the
      Company is  determined by dividing your Account Value in a Subaccount on a particular  date by the net asset value per share of that  Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be given will be determined as of the date established by the Fund for determining  shareholders  eligible to vote at the meeting of the Fund. If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting rights  attributable to the shares of the Funds.  Voting  instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit  timely voting  instructions  will be voted by the Company in the same  proportion  as the voting  instructions  that are
      received  in  a  timely  manner  for  Contracts   participating   in  that
      Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect,  to make additions to,  deletions from,  substitutions  for, or combinations  of the securities  that are held by the Separate  Account or any  Subaccount  or  that  the  Separate  Account  or any  Subaccount  may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment,  or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners  and that further  investment in shares of the  Portfolio(s)  would cause undue risk to the Company,  the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already  purchased,  or to be purchased in the future under the
      Contract.  The Company may also purchase,  through the  Subaccount,  other securities for other classes of contracts,  or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek  prior  approval  of the SEC,  and  comply  with the  filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate  Account  that would invest in a new  Portfolio of one of the
      Funds or in shares of another  investment  company,  a series thereof,  or other suitable investment  vehicle.  New Subaccounts may be established by the  Company  with  the  consent  of  Investment  Services,  and  any  new
      Subaccount  will be made  available  to  existing  Owners on a basis to be determined by the Company and  Investment  Services.  The Company may also eliminate  or  combine  one or more  Subaccounts  if  marketing,  tax,  or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the  General  Account  with the  consent of  Investment  Services.  The
      Company  also  reserves  the  right,  subject to any  required  regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another  separate  account or  Subaccount  with the consent of  Investment
      Services.

      In the event of any such  substitution  or change,  the  Company  may,  by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights  under the  Contract,  the  Separate  Account  may be operated as a management  investment  company  under  the  1940  Act or any  other  form permitted by law; it may be deregistered  under that Act in the event such registration  is no longer  required;  or it may be  combined  with  other separate  accounts  of the  Company or an  affiliate  thereof.  Subject to compliance  with  applicable law, the Company also may combine one or more
      Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right,  without the consent of Owners, to suspend sales of the Contract as  presently  offered and to make any change to the provisions  of the Contract to comply with, or give Owners the benefit of, any federal or state  statute,  rule,  or  regulation,  including  but not limited to requirements  for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS

      A statement  will be sent  annually to you setting  forth a summary of the transactions  that occurred  during the year,  and  indicating any Account
      Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed  Interest  Account and the
      Subaccounts and any other information required by law.  Confirmations will also be sent out upon the initial Purchase Payment, exchanges and full and partial withdrawals. Annuity Payments will be confirmed quarterly.

      You will also receive an annual and semiannual report containing financial statements for the Portfolios,  which will include a list of the portfolio securities  of the  Portfolios,  as required by the 1940 Act,  and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

      You may request an exchange of Account Value or Payment Units by telephone if you elected telephone exchanges in the application, or an Authorization
      for  Telephone   Requests  form  ("Telephone   Authorization")   has  been
      completed, signed, and filed at the T. Rowe Price Variable Annuity Service
      Center.   The  Company  has   established   procedures   to  confirm  that
      instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or  unauthorized  instructions,  provided that it complies with its  procedures.  The Company's  procedures  require that any person  requesting  an exchange by telephone  provide the account number and the Owner's  tax  identification  number and such  instructions must be received on a recorded  line.  The Company  reserves  the right to deny any  telephone  exchange  request.  If all  telephone  lines are busy
      (which might occur,  for example,  during  periods of  substantial  market fluctuations),  Contractowners  might not be able to request  exchanges by telephone and would have to submit written requests.

      By authorizing  telephone  exchanges,  you authorize the Company to accept
      and  act  upon  telephonic   instructions  for  exchanges  involving  your
      Contract,  and agree that neither the Company,  nor any of its affiliates, nor the Funds, nor any of their directors,  trustees, officers, employees, or  agents,  will be  liable  for any  loss,  damages,  cost,  or  expense
      (including  attorney's  fees)  arising  out of any  requests  effected  in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss  arising  from the  telephone  exchange  privileges.  The
      Company may discontinue,  modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment  Services,  Inc.  ("Investment  Services") is the
      distributor  of  the  Contract.  Investment  Services  also  acts  as  the distributor  of  certain  mutual  funds  advised  by T. Rowe Price and TRP
      International.  Investment  Services  is  registered  with  the  SEC  as a broker-dealer  under the  Securities  Exchange Act of 1934,  and in all 50 states, the District of Columbia,  and Puerto Rico. Investment Services is
      a  member  of  the  National  Association  of  Securities  Dealers,   Inc.
      Investment  Services is a wholly-owned  subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

      There are no legal proceedings  pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

      Legal  matters  in  connection  with the  issue  and sale of the  Contract described  in this  Prospectus,  the  Company's  authority  to  issue  the
      Contract  under  Kansas law, and the validity of the forms of the Contract under Kansas law have been passed upon by Amy J. Lee,  Esq., the Company's
      Associate General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance  information  for the  Subaccounts  of the  Separate  Account,
      including  the yield and total  return of all  Subaccounts  may  appear in
      advertisements,   reports,  and  promotional   literature  to  current  or
      prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period
      (less expenses accrued during the period),  and then  "annualized"  (i.e., assuming that the seven-day  yield would be received for 52 weeks,  stated
      in terms of an annual  percentage  return on the  investment).  "Effective yield" for the Prime Reserve  Subaccount is calculated in a manner similar to that used to calculate  yield but reflects  the  compounding  effect of earnings.

      For the  other  Subaccounts,  quotations  of  yield  will be  based on all investment  income per  Accumulation  Unit  earned  during a given  30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment  income by the value of an
      Accumulation  Unit on the last day of the  period.  Quotations  of average annual total return for any  Subaccount  will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a
      Contract  over a period of 1, 5, and 10 years (or, if less, up to the life of the  Subaccount),  and will reflect the  deduction of the mortality and expense  risk charge and may  simultaneously  be shown for other  periods.
      Where the Portfolio in which a Subaccount invests was established prior to inception  of the  Subaccount,  quotations  of total  return  may  include quotations  for  periods  beginning  prior  to the  Subaccount's  date  of inception.  Such quotations of total return are based upon the performance of the Subaccount's  corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance  information for any Subaccount  reflects only the performance of a  hypothetical  Contract  under which  Account Value is allocated to a
      Subaccount  during a particular time period on which the  calculations are based.  Performance  information  should  be  considered  in  light of the investment  objectives and policies,  characteristics,  and quality of the
      Portfolio  in which the  Subaccount  invests,  and the  market  conditions during  the  given  time  period,  and  should  not  be  considered  as  a representation of what may be achieved in the future. For a description of the methods used to determine  yield and total return for the  Subaccounts and the usage of other performance related information,  see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A  Registration  Statement  under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the  Registration  Statement  and does not contain all  of the  information  set  forth  in the  Registration  Statement  and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract.
      Statements contained in this Prospectus, as to the content of the Contract and other legal  instruments,  are summaries.  For a complete statement of the terms thereof,  reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected  and copied at the SEC's  office,  located at 450
      Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

      The consolidated  financial  statements of Security Benefit Life Insurance
      Company and  Subsidiaries  at December 31, 2001 and 2000,  and for each of the three years in the period ended  December 31, 2001,  and the financial statements of the Separate  Account at December 31, 2001,  and for each of the two years in the period  ended  December  31, 2001 are included in the
      Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account.
      The Table of Contents of the  Statement of Additional  Information  is set
      forth below.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    General Information and History                                            3
    ----------------------------------------------------------------------------
    Distribution of the Contract                                               3
    ----------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans               3
    ----------------------------------------------------------------------------
    Experts                                                                    4
    ----------------------------------------------------------------------------
    Performance Information                                                    4
    ----------------------------------------------------------------------------

    Permissible Advertising Information                                        7

    ----------------------------------------------------------------------------
    Financial Statements                                                       8
    ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION

DATE: MAY 1, 2002

    ----------------------------------------------------------------------------
    ISSUED BY:                                     MAILING ADDRESS:
    Security Benefit                               T. Rowe Price Variable
    Life Insurance Company                         Annuity Service Center
    One Security Benefit Place                     P.O. Box 750440
    Topeka, Kansas 66636-0001                      Topeka, Kansas 66675-0440
    1-800-888-2461                                 1-800-469-6587

    This  Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the T.  Rowe  Price
    No-Load  Variable  Annuity or the T. Rowe Price No-Load  Immediate  Variable
    Annuity dated May 1, 2002. A copy of the Prospectus may be obtained from the
    T. Rowe Price Variable Annuity Service Center by calling  1-800-469-6587  or by writing P.O. Box 750440, Topeka, Kansas 66675-0440.

CONTENTS
--------------------------------------------------------------------------------

    General Information and History                                           3
    ----------------------------------------------------------------------------
    Distribution of the Contract                                              3
    ----------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans              3
    ----------------------------------------------------------------------------
    Experts                                                                   4
    ----------------------------------------------------------------------------
    Performance Information                                                   4
    ----------------------------------------------------------------------------
    Permissible Advertising Information                                       7
    ----------------------------------------------------------------------------
    Financial Statements                                                      8
    ----------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

    For a description  of the  Individual  Flexible  Premium  Deferred  Variable
    Annuity Contract or the Single Premium  Immediate  Variable Annuity Contract
    (each referred to herein as the "Contract"), Security Benefit Life Insurance
    Company (the "Company"), and the T. Rowe Price Variable Annuity Account (the
    "Separate  Account"),  see the  appropriate  Prospectus.  This  Statement of
    Additional Information contains information that supplements the information in the  respective  Prospectuses.  Defined  terms used in this  Statement of
    Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

    The  Company  is  responsible  for  the  safekeeping  of the  assets  of the
    Subaccounts.  These assets, which consist of shares of the Portfolios of the
    Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

    T. Rowe Price Investment Services, Inc. ("Investment  Services"), a Maryland
    corporation  formed in 1980 as a wholly  owned  subsidiary  of T. Rowe Price
    Associates,  Inc.,  is Principal  Underwriter  of the  Contract.  Investment
    Services is registered as a  broker/dealer  with the Securities and Exchange
    Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National  Association  of  Securities  Dealers,  Inc.  ("NASD").  The
    offering of the Contract is continuous.

    Investment  Services  serves as Principal  Underwriter  under a Distribution
    Agreement with the Company.  Investment Services' registered representatives are required to be authorized under applicable state regulations to make the
    Contract available to its customers.  Investment Services is not compensated under its Distribution  Agreement with the Company.  Investment Services, or
    an  affiliate   thereof,   however,   may  receive   compensation   for  the
    administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A

    Premiums (other than rollover  contributions)  paid under a Contract used in connection  with a traditional or Roth individual  retirement  annuity (IRA)
    that is described  in Section 408 or Section  408A of the  Internal  Revenue
    Code are subject to the limits on contributions to IRAs under Section 219(b)
    of  the  Internal   Revenue  Code.   Under  Section   219(b)  of  the  Code,
    contributions  (other than rollover  contributions) to an IRA are limited to the  lesser  of  100%  of  the  individual's  taxable  compensation  or  the applicable dollar amount as shown in the table below:

                   ------------------------------------------
                           TAX YEAR                AMOUNT
                           2002-2004               $3,000
                           2005-2007               $4,000
                      2008 and thereafter          $5,000
                   ------------------------------------------

    If an individual is age 50 or over,  the  individual  may make an additional catch up  contribution  to a traditional IRA of $500 during the tax years of
    2002-2005, or $1,000 for the tax years 2006 and thereafter.

    Spousal  IRAs allow an Owner and his or her spouse to  contribute  up to the applicable  dollar  amount to their  respective  IRAs so long as a joint tax return is filed and joint income is $6,000 or more.  The maximum  amount the higher  compensated  spouse may contribute for the year is the lesser of the applicable  dollar  amount  as  shown  in the  table  above  or 100% of that
    spouse's  compensation.   The  maximum  the  lower  compensated  spouse  may
    contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that  spouse's  compensation  plus the amount by which the higher compensated  spouse's  compensation  exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct  contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

    Premiums  under a Contract  used in  connection  with a simplified  employee pension  plan  described  in Section 408 of the  Internal  Revenue  Code are
    subject to limits under Section 402(h) of the Internal Revenue Code. Section
    402(h)  currently  limits  employer   contributions   and  salary  reduction
    contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b)
    $40,000. Salary reduction  contributions,  if any, are subject to additional annual limits.

EXPERTS
--------------------------------------------------------------------------------

    The  consolidated  financial  statements of Security  Benefit Life Insurance
    Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three  years  in the  period  ended  December  31,  2001  and the  financial statements of the Separate  Account as of December 31, 2001, and for each of the two  years in the  period  ended  December  31,  2001  included  in this
    Statement of Additional Information, have been audited by Ernst & Young LLP, independent  auditors,  for the periods  indicated in their reports  thereon appearing  elsewhere  herein and are included in reliance  upon such reports given upon the authority of such firm as experts in accounting and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Performance  information  for  the  Subaccounts  of  the  Separate  Account,
    including  the yield and total  return  of all  Subaccounts,  may  appear in advertisements,  reports, and promotional  literature provided to current or prospective Owners.

    Quotations  of yield for the Prime Reserve  Subaccount  will be based on the change  in the  value,  exclusive  of  capital  changes,  of a  hypothetical investment  in a  Contract  over  a  particular  seven-day  period,  less  a hypothetical  charge  reflecting  deductions  from the  Contract  during the period (the "base  period") and stated as a percentage of the  investment at the start of the base period  (the "base  period  return").  The base period return is then annualized by multiplying by 365/7,  with the resulting yield figure  carried to at least the nearest one  hundredth of one  percent.  Any quotations of effective yield for the Prime Reserve  Subaccount  assume that all  dividends  received  during an  annual  period  have  been  reinvested.
    Calculation  of "effective  yield" begins with the same "base period return"
    used in the yield  calculation,  which is then  annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

    For the  seven-day  period ended  December 31, 2001,  the yield of the Prime
    Reserve  Subaccount was 1.79% and the effective  yield of the Subaccount was
    1.80%.

    Quotations  of yield  for the  Subaccounts,  other  than the  Prime  Reserve
    Subaccount,  will be based on all investment  income per  Accumulation  Unit earned during a particular  30-day period,  less expenses accrued during the period  ("net  investment  income"),  and will be computed  by dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)^6 - 1]
                                      -----
                                        cd

      where  a  =   net investment income earned during the period by the
                    Portfolio attributable to shares owned by the Subaccount,

             b  =   expenses accrued for the period (net of any reimbursements),

             c  =   the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends,
                    and

             d  =   the maximum offering price per Accumulation Unit on the last day of the period.

    For the 30-day period ended December 31, 2001, the yield of the Limited-Term
    Bond Subaccount was 5.24%.

    Quotations  of  average  annual  total  return  for any  Subaccount  will be expressed  in terms of the  average  annual  compounded  rate of return of a hypothetical  investment  in a  Contract  over a period of 1, 5, or 10 years
    (or, if less, up to the life of the Subaccount),  calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
    ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the  mortality  and expense risk charge.  Quotations  of total return may simultaneously be shown for other periods.

    Where the Portfolio in which a Subaccount  invests was established  prior to inception  of  the  Subaccount,  quotations  of  total  return  may  include
    quotations  for  periods   beginning  prior  to  the  Subaccount's  date  of
    inception. Such quotations of total return are based upon the performance of the Subaccount's  corresponding  Portfolio  adjusted to reflect deduction of the mortality and expense risk charge.

    ----------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN
                                             AS OF DECEMBER 31, 2001
                                 -----------------------------------------------
    SUBACCOUNT                   ONE-YEAR    FIVE-YEAR    FROM DATE OF INCEPTION
    ----------------------------------------------------------------------------
    International ............   (22.64)%      (0.20)%            3.53%(1)
    New America Growth .......   (12.32)        4.41             10.70(1)
    Mid-Cap Growth ...........    (1.49)       13.19             13.19(2)
    Equity Income ............     0.93        10.22             13.80(1)
    Personal Strategy Balanced    (2.94)        7.92             10.64(1)
    Blue Chip Growth .........     ---          ---             (15.90)(3)
    Health Science ...........     ---          ---              (2.47)(3)
    Equity Index 500 .........     ---          ---             (15.85)(3)
    Limited-Term Bond ........     7.88         5.84              5.68(1)
    ----------------------------------------------------------------------------
    1 From April 3, 1995  (Subaccount  date of inception) to December 31, 2001.
    2 From  December 31, 1996  (Subaccount  date of  inception)  to December 31,
      2001.
    3 From February 1, 2001 (Subaccount date of inception) to December 31, 2001.

    Performance  information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount  during a particular time period on which the  calculations are based.  Performance  information  should  be  considered  in  light  of  the investment  objectives  and  policies,  characteristics  and  quality of the
    Portfolio  of the  Funds in which the  Subaccount  invests,  and the  market conditions  during the given time period,  and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION
--------------------------------------------------------------------------------

    From time to time,  the  Separate  Account  may,  in  addition  to any other permissible  information,  include the  following  types of  information  in
    advertisements,   sales  literature,  reports  to  contractowners  or  other investor  communications  ("advertisements"):  (1)  discussions  of  general economic or financial principles (such as the effects of compounding and the benefits of dollar cost averaging);  (2) discussions about past,  current or possible economic, market and political trends and events; (3) presentations
    of  statistical   data  to  supplement  such   discussions;   (4)  published
    evaluations  by  nationally  recognized  ranking  services and  financial or business  publications or other media  including  reprints of, or selections
    from,  such   publications;   (5)  descriptions  and  updates  concerning  a
    Subaccount's strategies, and past or anticipated portfolio investments;  (6)
    analysis of its investments by industry,  country,  credit quality and other characteristics;  (7) general  biography or work experience of the portfolio manager of a Subaccount,  including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on  television  or radio  programs,  or
    presentations  at  conferences  or  trade  shows;   (8)  portfolio   manager
    commentary or market  updates;  (9)  investment  philosophy and the research
    methodology  underlying  stock  selection  or  a  Subaccounts's   investment
    objective;  (10) a  discussion  of the  risk/return  continuum  relating  to different  investments;  (11) discussions on general principles of investing
    such  as  asset  allocation,   diversification  and  risk  tolerance;   (12)
    testimonials  describing  the  experience  of persons who have invested in a
    Subaccount;  (13) discussions about retirement and investing for retirement;
    (14) data  concerning  the projected  cost of a college  education in future years  based on current or recent  costs of college  and an assumed  rate of increase for such costs; (15) information regarding the relative reliance in recent years on personal  savings for retirement  income versus  reliance on
    Social Security  benefits and company  sponsored  retirement plans; and (16)
    other  information  of interest  to  investors.  Advertisements  may include information about the Subaccount's  underlying  portfolio in addition to, or in place of, information about the Subaccount itself.

    Advertisements may also include a Subaccount's performance, goals, risks and expenses  compared with (a) various  indexes so that investors may compare a
    Subaccount's  results with those of a group of unmanaged  securities  widely regarded  by  investors  as  representative  of the  securities  markets  in general;  (b) other subaccounts tracked by the Variable Annuity Research and
    Data Service  ("VARDS"),  Lipper  Analytical  Services Inc.,  Morningstar or
    another   independent   research  firm  which  ranks  separate  accounts  or
    subaccounts by overall performance,  investment  objectives,  and assets, or tracked by other  services,  companies,  publications,  or persons  who rank separate  accounts or subaccounts on overall  performance or other criteria;
    (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;  (d) other  statistics such as gross  national  product or gross  domestic  product of the United States or other  countries  or regions,  net import and export  figures  derived  from governmental  publications  (e.g., The Survey of Current  Business) or other independent parties (e.g., the Investment Company Institute),  to illustrate investment  attributes  to a Subaccount or the general  economic,  business, investment,  or financial  environment in which a Subaccount  operates;  (e)
    various  financial,  economic  and market  statistics  developed by brokers,
    dealers  and  other  persons  to  illustrate   aspects  of  a   Subaccount's
    performance;  (f) the sectors or  industries  in which a Subaccount  invests compared to relevant  indexes or surveys  (e.g.,  S&P  Industry  Surveys) in order to  evaluate  the  Subaccount's  historic  performance  or  current or potential  value with respect to the  particular  industry or sector;  (g) a hypothetical  or model  portfolio;  or (h)  other  subaccounts  or  variable annuities.  The Separate Account may also discuss and compare in advertising
    the  relative  performance  of  various  types  of  investment   instruments
    including,  but not limited to,  certificates of deposit,  ordinary interest savings accounts, other forms of fixed or variable time deposits,  qualified retirement plans, stocks, Treasury securities,  and bonds, over various time periods and covering various holding  periods.  Such comparisons may compare these  investment  categories  to each other or to  changes in the  Consumer
    Price Index. In addition, the Separate Account may quote various measures of volatility and benchmark  correlation in advertising and other materials and may compare these measures to those of indexes,  other  subaccounts or other types of investments.

    The Separate  Account's  advertisements may also include rankings or ratings of the Company and of the investor services provided to contractowners other than performance  rankings of a Subaccount itself. Those ratings or rankings of investor  services by third  parties  may  include  comparisons  of their services to those provided by other variable annuity  providers  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking service itself,  using its research or judgment,  or based upon surveys of investors, brokers, contractowners or others.

    The  Separate  Account,  in  its   advertisements,   may  refer  to  pending
    legislation from time to time and the possible impact of such legislation on investors,  investment strategy and related matters.  This would include any tax  proposals  and their  effect on marginal  tax rates and  tax-equivalent yields.

    All  performance   information  that  the  Separate  Account  advertises  is
    historical  in nature and is not intended to  represent or guarantee  future results.  The value of accumulation  units when redeemed may be more or less than their original cost. Performance  information may be quoted numerically or presented in a table, graph or other illustration. A Subaccount's returns and unit price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily,  while bank depository  obligations may be insured by the FDIC and may provide fixed rates of return.

    In connection with a ranking,  the Separate  Account may provide  additional information,  such as the  particular  category to which it is related,  the number of subaccounts  in the category,  the criteria upon which the ranking is based,  and the  effect of sales  charges,  fee  waivers  and/or  expense reimbursements.  In assessing comparisons of performance, you should keep in mind that the  composition of the  investments  in the reported  indexes and averages  is not  identical  to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the  averages  may not be  identical  to the formula used by the Separate
    Account to calculate its figures. For example,  unmanaged indexes may assume reinvestment  of  dividends  but  generally  do not reflect  deductions  for administrative and management costs. In addition,  there can be no assurance that a Subaccount  will continue its  performance as compared to these other averages.  When  comparing  a  Subaccount's  performance  with that of other alternatives, investors should understand that an investment in a Subaccount may be subject to greater  market  risks  than are  certain  other  types of investments.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

    The  consolidated  financial  statements of Security  Benefit Life Insurance
    Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three  years in the  period  ended  December  31,  2001,  and the  financial statements of the Separate Account at December 31, 2001, and for each of the two years in the period  ended  December  31,  2001,  are set forth  herein, following this section.

    The  consolidated  financial  statements of Security  Benefit Life Insurance
    Company and Subsidiaries, which are included in this Statement of Additional
    Information, should be considered only as bearing on the ability of Security
    Benefit Life  Insurance  Company and  Subsidiaries  to meet its  obligations under the  Contracts.  They  should  not be  considered  as  bearing  on the investment performance of the assets held in the Separate Account.

CONTENTS
--------------------------------------------------------------------------------

    Report of Independent Auditors                                           10
    ----------------------------------------------------------------------------
    Audited Financial Statements
    ----------------------------------------------------------------------------
    Statements of Assets and Liabilities                                     11
    ----------------------------------------------------------------------------
    Statement of Operations                                                  12
    ----------------------------------------------------------------------------
    Statements of Changes in Net Assets                                      13
    ----------------------------------------------------------------------------
    Notes to Financial Statements                                            15
    ----------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

    The Contract Owners of T. Rowe Price Variable  Annuity Account and The Board
    of Directors of Security Benefit Life Insurance Company

    We have audited the accompanying  statements of assets and liabilities of T.
    Rowe Price  Variable  Annuity  Account  comprising  the New America  Growth,
    International Stock, Equity Income, Personal Strategy Balanced, Limited-Term
    Bond, Mid-Cap Growth, Prime Reserve, Blue Chip Growth, Equity Index 500, and
    Health  Science  Subaccounts  as of  December  31,  2001,  and  the  related statements of  operations  and changes in net assets for each of the periods indicated  herein.  These  financial  statements are the  responsibility  of
    Security Benefit Life Insurance Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in  accordance  with  auditing  standards  generally accepted in the United  States.  Those  standards  require  that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material  misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures  in the financial  statements.  Our procedures included  confirmation of investments owned as of December 31, 2001, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates  made by management as well as  evaluating  the overall  financial statement  presentation.  We believe  that our audits  provide a  reasonable basis for our opinion.

    In our opinion,  the financial  statements referred to above present fairly, in all material respects,  the financial position of each of the subaccounts constituting  T. Rowe Price Variable  Annuity  Account at December 31, 2001,
    and the results of their  operations and changes in their net assets for the periods described above in conformity with accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

    Kansas City, Missouri
    February 1, 2002

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    YEAR ENDED DECEMBER 31, 2001

                                     (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                              NEW         INTER-                   PERSONAL
                            AMERICA      NATIONAL      EQUITY      STRATEGY     LIMITED-
                             GROWTH       STOCK        INCOME      BALANCED    TERM BOND
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ---------------------------------------------------------------
Assets:
 Mutual funds, at value..    $34,558      $19,428      $60,443      $22,315      $12,133
                           ---------------------------------------------------------------
Total assets.............     34,558       19,428       60,443       22,315       12,133
                           ---------------------------------------------------------------
Net assets...............    $34,558      $19,428      $60,443      $22,315      $12,133
                           ===============================================================
Net assets:
 Accumulation assets.....    $32,617      $18,658      $57,888      $20,504      $ 9,280
 Annuity assets..........      1,941          770        2,555        1,811        2,853
                           ---------------------------------------------------------------
                           ---------------------------------------------------------------
Net assets...............    $34,558      $19,428      $60,443      $22,315      $12,133
                           ===============================================================
Units outstanding:
 Accumulation/Nonlife
  Option.................  1,727,726    1,530,748    2,507,493    1,116,866      813,767
 Life Option DVA/IVA.....     97,179       61,205       97,972       89,060      243,874
 Option 9....,,..........      4,009          649        6,849        2,904          185
Unit value:
 Accumulation/Nonlife
  Option.................    $ 19.85      $ 12.64      $ 23.91      $ 19.78      $ 14.52
 Life Option DVA/IVA.....       1.57         1.00         1.90         1.57         1.15
 Option 9................      18.73        11.93        22.56        18.67        13.71
Mutual funds, at cost....    $42,406      $25,441      $59,419      $23,703      $12,008
Mutual fund shares.......  1,907,158    1,693,739    3,152,953    1,515,984    2,397,798

                            MID-CAP       PRIME      BLUE CHIP      EQUITY       HEALTH
                             GROWTH      RESERVE       GROWTH     INDEX 500     SCIENCE
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ---------------------------------------------------------------
Assets:
 Mutual funds, at value..    $38,649      $19,418      $2,068        $1,981       $2,730
                           ---------------------------------------------------------------
Total assets.............     38,649       19,418       2,068         1,981        2,730
                           ---------------------------------------------------------------
Net assets...............    $38,649      $19,418      $2,068        $1,981       $2,730
                           ===============================================================
Net assets:
 Accumulation assets.....    $37,600      $18,927      $2,056        $1,938       $2,709
 Annuity assets..........      1,049          491          12            43           21
                           ---------------------------------------------------------------
Net assets...............    $38,649      $19,418      $2,068        $1,981       $2,730
                           ===============================================================
Units outstanding:
 Accumulation/Nonlife
  Option.................  2,073,262    1,552,387     241,300       221,137      301,073
 Life Option DVA/IVA.....     51,955       21,197         ---         4,929          ---
 Option 9................      1,990          ---         ---           ---          ---
Unit value:
 Accumulation/Nonlife
  Option.................    $ 18.58      $ 12.49      $ 8.57        $ 8.76       $ 9.07
 Life Option DVA/IVA.....       1.56         1.05         ---          1.89          ---
 Option 9................      17.80          ---         ---           ---          ---

Mutual funds, at cost....    $33,754      $19,418      $2,114        $2,048       $2,573
Mutual fund shares.......  2,116,584   19,417,278     240,205       226,872      299,353

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS                            YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                               (EXCEPT AS NOTED)
                                                                  (IN THOUSANDS)

                              NEW         INTER-                   PERSONAL
                            AMERICA      NATIONAL      EQUITY      STRATEGY     LIMITED-
                             GROWTH       STOCK        INCOME      BALANCED    TERM BOND
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ---------------------------------------------------------------
Net investment (loss)
income:
 Dividend distributions..   $   ---      $   418         $851        $ 658        $551
 Expenses:
  Mortality and expense
   risk fee..............      (204)        (122)        (326)        (127)        (55)
                           ---------------------------------------------------------------
Net investment (loss)
 income..................      (204)         296          525          531         496

Net realized and
unrealized (loss) gain
on investments:
 Capital gains
  distributions..........       584          ---        1,092          ---         ---
 Realized (loss) gain on
  sale of fund shares....    (1,338)        (793)          69         (279)         53
 Change in unrealized
  appreciation/
  depreciation on
  investments during
  the year...............    (4,290)      (5,550)      (1,255)      (1,025)        169
                           ---------------------------------------------------------------
Net realized and
 unrealized (loss) gain
 on investments..........    (5,044)      (6,343)         (94)      (1,304)        222
                           ---------------------------------------------------------------
Net (decrease) increase
 in net assets resulting
 from operations.........   $(5,248)     $(6,047)        $431        $(773)       $718
                           ===============================================================

                            MID-CAP       PRIME      BLUE CHIP      EQUITY       HEALTH
                             GROWTH      RESERVE       GROWTH     INDEX 500     SCIENCE
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT*  SUBACCOUNT*  SUBACCOUNT*
                           ---------------------------------------------------------------
Net investment (loss)
income:
 Dividend distributions..   $   ---        $726        $  2         $  11         $---
 Expenses:
  Mortality and expense
   risk fee..............      (210)       (103)         (6)           (5)         (10)
                           ---------------------------------------------------------------
Net investment (loss)
 income..................      (210)        623          (4)            6          (10)

Net realized and
unrealized (loss) gain
on investments:
 Capital gains
  distributions..........       ---         ---         ---           ---          ---
 Realized (loss) gain on
  sale of fund shares....       419         ---         (40)          (40)         (17)
 Change in unrealized
  appreciation/
  depreciation on
  investments during
  the year...............    (1,237)        ---         (46)          (67)         157
                           ---------------------------------------------------------------
Net realized anD
 unrealized (loss) gain
 on investments..........      (818)        ---         (86)         (107)         140
                           ---------------------------------------------------------------
Net (decrease) increase
 in net assets resulting
 from operations.........   $(1,028)       $623        $(90)        $(101)        $130
                           ===============================================================

*For the period from  February 1, 2001  (inception  date)  through  December 31,
 2001.

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS                      YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                               (EXCEPT AS NOTED)
                                                                  (IN THOUSANDS)

                                               NEW AMERICA              INTERNATIONAL
                                            GROWTH SUBACCOUNT          STOCK SUBACCOUNT
                                            2001          2000        2001          2000
                                          ------------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income........  $  (204)      $  (262)    $   296       $     2
    Capital gains distributions.........      584         4,835           -           856
    Realized (loss) gain on
      sale of fund shares...............   (1,338)        1,323        (793)        1,325
    Change in unrealized appreciation/
      depreciation on investments
      during the year...................   (4,290)      (11,479)     (5,550)       (8,503)
                                          ------------------------------------------------
  Net (decrease) increase in
    net assets from operations..........   (5,248)       (5,583)     (6,047)       (6,320)

  From contractholder transactions:
    Variable annuity deposits...........    1,063         3,019         729         2,563
    Terminations and withdrawals........   (1,849)       (5,829)       (907)       (3,335)
    Annuity payments....................      (30)          (32)         (1)          (37)
    Transfers between subaccounts, net..   (3,012)         (915)     (2,087)        3,590
    Mortality adjustment................        4            (1)          1            (3)
                                          ------------------------------------------------
  Net (decrease increase) in net assets   (3,824)       (3,758)     (2,265)        2,778
    from contractholder transactions....
                                          ------------------------------------------------
Net (decrease) increase in net assets...   (9,072)       (9,341)     (8,312)       (3,542)
Net assets at beginning of year.........   43,630        52,971      27,740        31,282
                                          ------------------------------------------------
Net assets at end of year...............  $34,558       $43,630     $19,428       $27,740
                                          ================================================

                                                 EQUITY                PERSONAL STRATEGY
                                            INCOME SUBACCOUNT         BALANCED SUBACCOUNT
                                            2001          2000        2001          2000
                                          ------------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income........  $   525       $   785     $   531       $   569
    Capital gains distributions.........    1,092         3,315         ---         1,217
    Realized (loss) gain on
      sale of fund shares...............       69        (1,022)       (279)           30
    Change in unrealized appreciation/
      depreciation on investments
      during the year...................   (1,255)        2,878      (1,025)         (739)
                                          ------------------------------------------------
  Net (decrease) increase in                  431         5,956        (773)        1,077
    net assets from operations..........

  From contractholder transactions:
    Variable annuity deposits...........    2,971         2,804       1,155         1,856
    Terminations and withdrawals........   (2,184)       (6,972)     (1,374)       (1,984)
    Annuity payments....................      (98)          (48)        (52)          (22)
    Transfers between subaccounts, net..      451        (9,746)     (1,069)          (47)
    Mortality adjustment................       11           (10)        ---            (1)
                                          ------------------------------------------------
  Net (decrease increase) in net assets
    from contractholder transactions....    1,151       (13,972)     (1,340)         (198)
                                          ------------------------------------------------
Net (decrease) increase in net assets...    1,582        (8,016)     (2,113)          879
Net assets at beginning of year.........   58,861        66,877      24,428        23,549
                                          ------------------------------------------------
Net assets at end of year...............  $60,443       $58,861     $22,315       $24,428
                                          ================================================

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS                      YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                               (EXCEPT AS NOTED)
                                                                  (IN THOUSANDS)

                                               LIMITED-TERM             MID-CAP GROWTH
                                             BOND SUBACCOUNT              SUBACCOUNT
                                            2001          2000        2001          2000
                                          ------------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income........  $  (210)      $  (213)    $   496       $  443
    Capital gains distributions.........      ---           712         ---          ---
    Realized (loss) gain on
      sale of fund shares...............      419         1,579          53         (120)
    Change in unrealized appreciation/
      depreciation on investments
      during the year...................   (1,237)          197         169          342
                                          ------------------------------------------------
  Net (decrease) increase in
    net assets from operations..........   (1,028)        2,275         718          665

  From contractholder transactions:
    Variable annuity deposits...........    1,701         3,436       1,803          748
    Terminations and withdrawals........   (1,748)       (4,625)       (552)      (1,293)
    Annuity payments....................      (14)          (25)        (30)          (6)
    Transfers between subaccounts, net..   (1,937)        9,953       1,915         (787)
    Mortality adjustment................        5            (4)        ---           (1)
                                          ------------------------------------------------
  Net (decrease increase) in net assets
    from contractholder transactions....   (1,993)        8,735       3,136       (1,339)
                                          ------------------------------------------------
Net (decrease) increase in net assets...   (3,021)       11,010       3,854         (674)
Net assets at beginning of year.........   41,670        30,660       8,279        8,953
                                          ------------------------------------------------
Net assets at end of year...............  $38,649       $41,670     $12,133       $8,279
                                          ================================================

                                    PRIME           BLUE CHIP      EQUITY        HEALTH
                                   RESERVE           GROWTH       INDEX 500     SCIENCE
                                  SUBACCOUNT       SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*
                              2001          2000      2001          2001          2001
                            --------------------------------------------------------------
(Decrease) increase in
net assets:
 From operations:
  Net investment (loss)
   income.................  $   623       $   949    $   (4)       $    6       $  (10)
  Capital gains
   distributions..........      ---           ---       ---           ---          ---
  Realized (loss) gain on
   sale of fund shares....      ---           ---       (40)          (40)         (17)
  Change in unrealized
   appreciation/
   depreciation on
   investments during
   the year...............      ---           ---       (46)          (67)         157
                            --------------------------------------------------------------
   Net (decrease) increase
    in net assets from
    operations............      623           949       (90)         (101)         130

   From contractholder
   transactions:
     Variable annuity
      deposits............    3,880         4,104       768         1,065          584
     Terminations and
       withdrawals........   (3,082)       (3,895)      (89)          (18)         (17)
     Annuity payments.....      (22)          (12)      ---            (6)         ---
     Transfers between
      subaccounts, net....    1,169        (2,798)    1,479         1,041        2,033
     Mortality adjustment.       (1)            1       ---           ---          ---
                            --------------------------------------------------------------
   Net (decrease) increase
    in net assets from
    contractholder
    transactions..........    1,944        (2,600)    2,158         2,082        2,600
                            --------------------------------------------------------------
Net (decrease) increase
 in net assets............    2,567        (1,651)    2,068         1,981        2,730
Net assets at beginning
 of year..................   16,851        18,502       ---           ---          ---
                            --------------------------------------------------------------
Net assets at end of year.  $19,418       $16,851    $2,068        $1,981       $2,730
                            ==============================================================

*For the period from  February 1, 2001  (inception  date)  through  December 31,
 2001.

SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001 AND 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price Variable  Annuity Account (the Account) is a separate  account of Security Benefit Life Insurance  Company (SBL). The Account is registered as a unit  investment  trust under the  Investment  Company Act of 1940,  as amended.  Deposits  received  by  the  Account  are  invested  in one of the portfolios of T. Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income
    Series, Inc., or T. Rowe Price International  Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

    ----------------------------------------------------------------------------
    SUBACCOUNT                       MUTUAL FUND

    New America Growth.............  T. Rowe Price New America Growth Portfolio
    International Stock............  T. Rowe Price International Stock Portfolio
    Equity Income..................  T. Rowe Price Equity Income Portfolio
    Personal Strategy Balanced.....  T. Rowe Price Personal Strategy Balanced
                                        Portfolio
    Limited-Term Bond..............  T. Rowe Price Limited-Term Bond Portfolio
    Mid-Cap Growth.................  T. Rowe Price Mid-Cap Growth Portfolio
    Prime Reserve..................  T. Rowe Price Prime Reserve Portfolio
    Blue Chip Growth...............  T. Rowe Price Blue Chip Growth Portfolio
    Equity Index 500...............  T. Rowe Price Equity Index 500 Portfolio
    Health Science.................  T. Rowe Price Health Science Portfolio
    ----------------------------------------------------------------------------

    Under  applicable  insurance law, the assets and  liabilities of the Account are  clearly  identified  and  distinguished  from  SBL's  other  assets and liabilities.  The portion of the Account's assets applicable to the variable annuity  contracts is not  chargeable  with  liabilities  arising out of any other business SBL may conduct.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment advisor to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisors are responsible for managing the portfolios'  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying mutual fund).
    Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined  based on the average cost of investments sold.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2001 were as follows:

         ------------------------------------------------------------------
                                                 COST OF        PROCEEDS
           SUBACCOUNT                           PURCHASES      FROM SALES
                                                     (IN THOUSANDS)
           New America Growth...............     $ 3,692        $ 7,142
           International Stock..............       2,623          4,592
           Equity Income....................      10,991          8,241
           Personal Strategy Balanced.......       2,954          3,763
           Limited-Term Bond................       7,881          4,249
           Mid-Cap Growth...................       5,947          8,155
           Prime Reserve....................      13,813         11,246
           Blue Chip Growth.................       2,598            444
           Equity Index 500.................       2,667            579
           Health Science...................       3,012            422
         ------------------------------------------------------------------

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using  assumed  interest  rates that will provide  reserves as prescribed by law.  In cases where the payout  option  selected  is life  contingent,  SBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account  are  reinvested  in  additional  shares  of each  respective  fund.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are included in the federal income tax return of SBL, which is taxed as a life  insurance  company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC,
    SBL does not expect to incur  federal  income  taxes on the  earnings of the
    Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made  currently to the Account for federal  income taxes.  SBL will review  periodically the status of this policy in the event of  changes  in the tax law.  A charge  may be made in future  years for any federal income taxes that would be attributable to the contracts.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense  risks  assumed by SBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by  pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    The changes in units  outstanding  for the years ended December 31, 2001 and
    2000 were as follows:

------------------------------------------------------------------------------------------
                                        2001                                 2000
                           ------------------------------   ------------------------------
                                                  NET                              NET
                           UNITS     UNITS      INCREASE    UNITS     UNITS      INCREASE
    SUBACCOUNT             ISSUED   REDEEMED   (DECREASE)   ISSUED   REDEEMED   (DECREASE)
                                                   (IN THOUSANDS)

New America Growth........   151      (329)      (178)        372       (491)      (119)
International Stock.......   145      (301)      (156)        621       (450)       171
Equity Income.............   348      (303)        45         433     (1,038)      (605)
Personal Strategy Balanced   103      (175)       (72)        311       (241)        70
Limited-Term Bond.........   630      (209)       421         156       (249)       (93)
Mid-Cap Growth............   286      (408)      (122)        924       (430)       494
Prime Reserve.............   900      (736)       164       1,096     (1,304)      (208)
Blue Chip Growth..........   273       (32)       241         ---        ---        ---
Equity Index 500..........   272       (46)       226         ---        ---        ---
Health Science............   339       (38)       301         ---        ---        ---
------------------------------------------------------------------------------------------

4.  UNIT VALUES

    A summary of units  outstanding,  unit values,  net assets,  expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2001 follows:

--------------------------------------------------------------------------------
          SUBACCOUNT                               2001                 2000
--------------------------------------------------------------------------------
NEW AMERICA GROWTH
Units..............................           1,828,914            2,007,469
Unit value.........................        $1.57-$19.85        $1.76-$ 21.73
Net assets (000s)..................             $34,558              $43,630
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........                ---%                 ---%
Total return***....................    (10.80)%-(7.55)%    (18.52)%-(15.70)%

INTERNATIONAL STOCK
Units..............................           1,592,602            1,749,113
Unit value.........................        $1.00-$12.64         $1.33-$16.22
Net assets (000s)..................             $19,428              $27,740
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........               1.89%                0.56%
Total return***....................   (24.81)%-(22.07)%    (21.30%)-(18.86)%

EQUITY INCOME
Units..............................           2,612,314            2,567,980
Unit value.........................        $1.90-$23.91         $1.93-$23.56
Net assets (000s)..................             $60,443              $58,861
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........               1.44%                1.95%
Total return***....................       (2.07)%-1.49%         8.43%-11.77%

PERSONAL STRATEGY BALANCED
Units..............................           1,208,830            1,281,029
Unit value.........................        $1.57-$19.78         $1.65-$20.19
Net assets (000s)..................             $22,315              $24,428
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........               2.85%                3.00%
Total return***....................     (5.45)%-(1.98)%          0.00%-3.86%

LIMITED-TERM BOND
Units..............................           1,057,826              636,595
Unit value.........................        $1.15-$14.52          $1.11-13.54
Net assets (000s)..................             $12,133               $8,279
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........               5.51%                5.97%
Total return***....................         3.60%-7.24%          5.71%-9.37%

MID-CAP GROWTH
Units..............................           2,127,207            2,248,931
Unit value.........................        $1.56-$18.58         $1.55-$18.53
Net assets (000s)..................             $38,649              $41,670
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........                ---%                 ---%
Total return***....................         0.65%-4.26%        (2.52)%-0.96%

PRIME RESERVE
Units..............................           1,573,584            1,408,841
Unit value.........................        $1.05-$12.49         $1.05-$12.07
Net assets (000s)..................             $19,418              $16,851
Ratio of expenses to net assets*...               0.55%                0.55%
Investment income ratio**..........               3.86%                5.90%
Total return***....................         0.00%-3.48%          1.94%-5.51%

BLUE CHIP GROWTH****
Units..............................             241,300                  ---
Unit value.........................               $8.57                 $---
Net assets (000s)..................              $2,068                 $---
Ratio of expenses to net assets*...               0.55%                 ---%
Investment income ratio**..........               0.18%                 ---%
Total return***....................            (15.90)%                 ---%

EQUITY INDEX 500****
Units..............................             226,066                  ---
Unit value.........................         $1.89-$8.76                 $---
Net assets (000s)..................              $1,981                 $---
Ratio of expenses to net assets*...               0.55%                 ---%
Investment income ratio**..........               1.11%                 ---%
Total return***....................   (18.50)%-(15.85)%                 ---%

HEALTH SCIENCE****
Units..............................             301,073                  ---
Unit value.........................              $ 9.07                 $---
Net assets (000s)..................              $2,730                 $---
Ratio of expenses to net assets*...               0.55%                 ---%
Investment income ratio**..........                ---%                 ---%
Total return***....................             (2.47)%                 ---%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          SUBACCOUNT                         1999          1998          1997
--------------------------------------------------------------------------------
NEW AMERICA GROWTH
Units..............................     2,126,448     2,271,021     2,031,198
Unit value.........................  $2.16-$25.47        $22.72        $19.28
Net assets (000s)..................       $52,971       $51,590       $39,153
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........          ---%          ---%          ---%
Total return***....................  4.85%-12.01%        17.84%        20.50%

INTERNATIONAL STOCK
Units..............................     1,577,597     1,556,630     1,564,206
Unit value.........................  $1.69-$19.99        $15.08        $13.09
Net assets (000s)..................       $31,282       $23,475       $20,472
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........         0.45%         1.21%         0.95%
Total return***.................... 23.36%-32.56%        15.20%         2.51%

EQUITY INCOME
Units..............................     3,173,320     3,439,357     3,455,091
Unit value.........................  $1.78-$21.08        $20.42        $18.84
Net assets (000s)..................       $66,877       $70,234       $65,084
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........         1.87%         2.04%         2.47%
Total return***.................... 10.55)%-3.23%         8.39%        28.16%

PERSONAL STRATEGY BALANCED
Units..............................     1,211,181     1,259,435       984,993
Unit value.........................  $1.65-$19.44        $18.04        $15.86
Net assets (000s)..................       $23,549       $22,714       $15,625
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........         2.99%         3.12%         3.36%
Total return***....................   0.61%-7.76%        13.75%        17.39%

LIMITED-TERM BOND
Units..............................       729,115       927,707       628,031
Unit value.........................  $1.05-$12.39        $12.38        $11.60
Net assets (000s)..................        $8,953       $11,485        $7,287
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........         5.49%         5.60%         5.74%
Total return***.................... (1.87)%-0.32%         6.72%         6.13%

MID-CAP GROWTH
Units..............................     1,755,295     1,508,808     1,100,979
Unit value.........................  $1.59-$17.65        $14.34        $11.82
Net assets (000s)..................       $30,660       $21,643       $13,009
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........          ---%          ---%          ---%
Total return***.................... 16.06%-23.08%        21.32%        18.20%

PRIME RESERVE
Units..............................     1,617,058     1,369,699       770,242
Unit value.........................  $1.03-$11.44        $10.97        $10.48
Net assets (000s)..................       $18,502       $15,024        $8,068
Ratio of expenses to net assets*...         0.55%         0.55%         0.55%
Investment income ratio**..........         4.79%         5.11%         5.25%
Total return***....................   0.98%-4.28%         4.68%         4.80%

BLUE CHIP GROWTH****
Units..............................           ---           ---           ---
Unit value.........................          $---          $---          $---
Net assets (000s)..................          $---          $---          $---
Ratio of expenses to net assets*...          ---%          ---%          ---%
Investment income ratio**..........          ---%          ---%          ---%
Total return***....................          ---%          ---%          ---%

EQUITY INDEX 500****
Units..............................           ---           ---           ---
Unit value.........................          $---          $---          $---
Net assets (000s)..................          $---          $---          $---
Ratio of expenses to net assets*...          ---%          ---%          ---%
Investment income ratio**..........          ---%          ---%          ---%
Total return***....................          ---%          ---%          ---%

HEALTH SCIENCE****
Units..............................           ---           ---           ---
Unit value.........................          $---          $---          $---
Net assets (000s)..................          $---          $---          $---
Ratio of expenses to net assets*...          ---%          ---%          ---%
Investment income ratio**..........          ---%          ---%          ---%
Total return***....................          ---%          ---%          ---%
------------------------------------------------------------------------------

       *These ratios represent the annualized  contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct  reduction  to unit values.  Charges made  directly to contract owner  accounts  through  the  redemption  of units and  expenses of the underlying fund are excluded.

      **These  amounts  represent  the  dividends,  excluding  distributions  of capital  gains,  received by the subaccount  from the underlying  mutual fund,  net of management  fees assessed by the fund manager,  divided by the average net assets.  These ratios  exclude those  expenses,  such as mortality and expense charges,  that result in direct  reductions in the unit values.  The recognition of investment  income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ***These  amounts  represent  the total  return for the periods  indicated, including  changes  in the value of the  underlying  fund,  and  reflect deductions for all items included in the expense ratio. The total return does not include any expenses  assessed through the redemption of units;
        inclusion  of  these  expenses  in the  calculation  would  result  in a reduction in the total return presented.  Investment options with a date notation  indicate the effective date of that  investment  option in the variable  account.  The  total  return  is  calculated  for  the  period indicated or from the  effective  date through the end of the  reporting period.

    ****The inception date of this subaccount was February 1, 2001.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

CONTENTS
--------------------------------------------------------------------------------

    Report of Independent Auditors                                          31
    ----------------------------------------------------------------------------
    Audited Consolidated Financial Statements
    Consolidated Balance Sheets                                             32
    ----------------------------------------------------------------------------
    Consolidated Statements of Income                                       33
    ----------------------------------------------------------------------------
    Consolidated Statements of Changes in Stockholder's Equity              34
    ----------------------------------------------------------------------------
    Consolidated Statements of Cash Flows                                   35
    ----------------------------------------------------------------------------
    Notes to Consolidated Financial Statements                              36
    ----------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit
Life Insurance Company and Subsidiaries (the Company), an indirect, wholly owned subsidiary of Security Benefit Mutual Holding  Company,  as of December 31, 2001
and  2000,  and the  related  consolidated  statements  of  income,  changes  in stockholder's  equity,  and cash flows for each of the three years in the period ended December 31, 2001. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of Security Benefit
Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000, and the
consolidated  results of their  operations  and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the  consolidated  financial  statements,  in 2001 the
Company changed its method of accounting for derivative instruments.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

                                                                  DECEMBER 31
                                                             2001             2000
                                                      -----------------------------------
                                                                (IN THOUSANDS)
ASSETS
Investments:
   Securities available-for-sale:
     Bonds..........................................      $2,422,466       $2,289,173
     Equity securities..............................         195,069          241,639
   Bonds held-to-maturity...........................         121,836          138,555
   Equity securities, trading.......................          19,220           19,112
   Mortgage loans...................................           9,334           12,128
   Policy loans.....................................         104,956          109,211
   Cash.............................................          49,151           56,282
   Short-term investments...........................          16,984           18,145
   Other invested assets............................          53,660           29,768
                                                      ------------------------------------
Total investments...................................       2,992,676        2,914,013

Accrued investment income...........................          34,586           35,415
Accounts receivable.................................          11,410           11,558
Reinsurance recoverable.............................         436,264          423,421
Property and equipment, net.........................          60,278           24,052
Deferred policy acquisition costs...................         277,865          290,656
Other assets........................................          22,766           21,076
Separate account assets.............................       4,077,795        4,589,156
                                                      ------------------------------------
Total assets........................................      $7,913,640       $8,309,347
                                                      ====================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity
    account values..................................      $3,018,136       $2,860,320
   Policy and contract claims.......................           7,641            8,101
   Other policyholder funds.........................          21,337           22,007
   Accounts payable and accrued expenses............          63,077           68,438
   Income taxes payable.............................          17,088           29,222
   Deferred income tax liability....................          29,878           28,588
   Long-term debt and other borrowings..............          50,000          105,000
   Other liabilities................................          18,571           14,976
   Separate account liabilities.....................       4,077,795        4,589,156
                                                      ------------------------------------
Total liabilities...................................       7,303,523        7,725,808

Stockholder's equity:
   Common stock, $10 par value; 1,000,000 shares
     authorized; 700,010 issued and outstanding.....           7,000            7,000
   Accumulated other comprehensive loss, net........         (29,391)         (25,031)
   Retained earnings................................         632,508          601,570
                                                      ------------------------------------
Total stockholder's equity..........................         610,117          583,539
                                                      ------------------------------------
Total liabilities and stockholder's equity..........      $7,913,640       $8,309,347
                                                      ====================================

SEE ACCOMPANYING NOTES.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME

                                                        YEAR ENDED DECEMBER 31
                                              2001              2000              1999
                                         -------------------------------------------------
                                                           (IN THOUSANDS)
Revenues:
   Insurance premiums and
    other considerations...............   $  29,110         $  26,871         $  22,320
   Net investment income...............     184,232           210,905           199,725
   Asset based fees....................     105,822           117,007           102,643
   Other product charges...............      17,492            17,795            12,349
   Realized (losses) gains.............     (15,843)            2,152            10,232
   Other revenues......................       7,943             8,438            11,251
                                         -------------------------------------------------
Total revenues.........................     328,756           383,168           358,520

Benefits and expenses:
   Annuity benefits:
     Interest credited to
      account balances.................     113,340           125,103           115,953
     Benefits in excess of
      account balances.................       5,533             1,689               269
   Traditional life
    insurance benefits.................      17,804            14,229            13,117
   Other benefits......................      21,984            20,716            15,849
                                         -------------------------------------------------
   Total benefits......................     158,661           161,737           145,188

   Commissions and other
    operating expenses.................      92,616            86,668            82,926
   Amortization of deferred
    policy acquisition costs...........      36,806            35,873            27,387
   Interest expense....................       5,973             5,602             4,765
   Other expenses......................       6,215             4,885             4,815
                                         -------------------------------------------------
Total benefits and expenses............     300,271           294,765           265,081
                                         -------------------------------------------------
Income before income taxes.............      28,485            88,403            93,439
Income tax (benefit) expense...........      (2,953)           18,303            23,988
                                         -------------------------------------------------
Net income.............................   $  31,438         $  70,100         $  69,451
                                         =================================================

SEE ACCOMPANYING NOTES.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                  ACCUMULATED
                                                     OTHER                      TOTAL
                                       COMMON    COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                        STOCK    INCOME (LOSS)   EARNINGS      EQUITY

                                    -----------------------------------------------------

Balance at January 1, 1999.......   $7,000     $ 30,100        $462,019      $499,119
   Comprehensive income
    (loss):
     Net income..................      ---          ---          69,451        69,451
     Other comprehensive
      loss, net..................      ---      (61,321)            ---       (61,321)
                                                                            -------------
   Comprehensive income..........                                               8,130
                                    -----------------------------------------------------
Balance at December 31, 1999.....    7,000      (31,221)        531,470       507,249
   Comprehensive income:
     Net income..................      ---          ---          70,100        70,100
     Other comprehensive
      income, net................      ---        6,190             ---         6,190
                                                                            -------------
   Comprehensive income..........                                              76,290
                                    -----------------------------------------------------
Balance at December 31, 2000.....    7,000      (25,031)        601,570       583,539
   Comprehensive income
   (loss):
     Net income..................      ---          ---          31,438        31,438
     Cumulative effect of
       change in accounting for
       derivative instruments,
       net of tax................      ---       (1,061)            ---        (1,061)
     Other comprehensive
      loss, net..................      ---       (3,299)            ---        (3,299)
                                                                            -------------
   Comprehensive income..........                                              27,078
   Dividends paid................      ---          ---            (500)         (500)
                                    -----------------------------------------------------
Balance at December 31, 2001.....   $7,000     $(29,391)       $632,508      $610,117
                                    =====================================================

SEE ACCOMPANYING NOTES.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          YEAR ENDED DECEMBER 31
                                                    2001          2000           1999
                                                  -------------------------------------
                                                            (IN THOUSANDS)
OPERATING ACTIVITIES
Net income.....................................   $ 31,438      $ 70,100      $ 69,451
Adjustments to reconcile net income to net
 cash provided by operating activities:
   Realized losses (gains).....................     15,843        (2,152)      (10,232)
   Depreciation................................      6,223         3,827         5,010
   Amortization of investment
   premiums and discounts......................      2,436         2,024         2,705
   Annuity and interest
    sensitive life products:
     Interest credited to account balances.....    113,340       125,103       115,953
   Policy acquisition costs deferred...........    (41,011)      (40,322)      (41,592)
   Amortization of deferred
    policy acquisition costs...................     36,806        35,873        27,387
   Net purchases of equity securities, trading.     (2,659)       (7,341)       (1,879)
   Other.......................................     (6,897)       31,217       (13,099)
                                                  -------------------------------------
Net cash provided by operating activities......    155,519       218,329       153,704

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Bonds available-for-sale....................    401,325       166,201       349,219
   Equity securities available-for-sale........     33,001       104,410        60,578
   Bonds held-to-maturity......................     16,719        19,217       107,475
   Mortgage loans..............................      5,465        12,161        35,239
   Other invested assets.......................      3,224           902         2,882
                                                  -------------------------------------
                                                   459,734       302,891       555,393
Acquisition of investments:
   Bonds available-for-sale....................   (514,917)     (113,751)     (653,078)
   Equity securities available-for-sale........     (5,644)      (65,600)     (179,916)
   Bonds held-to-maturity......................        ---           ---          (964)
   Mortgage loans..............................     (2,643)         (778)       (1,132)
   Other invested assets.......................    (32,754)       (4,018)      (12,947)
                                                  -------------------------------------
                                                  (555,958)     (184,147)     (848,037)

Purchase of property and equipment.............    (42,449)      (17,515)       (2,191)
Net sales (purchases) of short-term investments        317           (22)      (17,994)
Proceeds from sales of
 property and equipment........................        ---           ---        20,750
Net decrease (increase) in policy loans........      4,255        (2,082)       (3,415)
Net cash transferred under
 coinsurance agreement.........................        ---       (30,439)          ---
                                                  -------------------------------------
Net cash (used in) provided
 by investing activities.......................   (134,101)       68,686      (295,494)

FINANCING ACTIVITIES
(Decrease) increase of long-term
 debt and other borrowings.....................   $(55,000)     $ 50,000       $(5,000)
Dividends paid.................................       (500)          ---           ---
Deposits credited to annuity account balances..    454,641       525,727       973,096
Withdrawals from annuity account balances......   (427,690)     (824,245)     (836,940)
                                                  -------------------------------------
Net cash (used in) provided
 by financing activities.......................    (28,549)     (248,518)      131,156
                                                  -------------------------------------

(Decrease) increase in cash....................     (7,131)       38,497       (10,634)
Cash at beginning of year......................     56,282        17,785        28,419
                                                  -------------------------------------
Cash at end of year............................   $ 49,151      $ 56,282      $ 17,785
                                                  =====================================
SUPPLEMENTAL DISCLOSURES
OF CASH FLOW INFORMATION
 Cash paid during the year for:
   Interest....................................   $  6,418      $  5,320       $ 4,741
                                                  =====================================
   Income taxes................................   $  8,438      $ 20,433      $ 25,019
                                                  =====================================

SEE ACCOMPANYING NOTES.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES

    NATURE OF OPERATIONS AND  ORGANIZATION

    The  operations  of Security  Benefit Life  Insurance  Company (the Company)
    consist  primarily of marketing and  distributing  annuities,  mutual funds, life  insurance,  and related  products  throughout the United  States.  The
    Company and/or its subsidiaries offer a diversified  portfolio of investment products  comprised  primarily of individual and group  annuities and mutual fund products through multiple distribution channels.

    The Company was formed by converting from a mutual life insurance company to a stock life  insurance  company under a mutual  holding  company  structure pursuant to a Plan of Conversion  (the  Conversion).  In connection with the
    Conversion,  Security Benefit Corp.  (SBC), a Kansas domiciled  intermediate stock holding company,  and Security Benefit Mutual Holding Company (SBMHC),
    a Kansas domiciled mutual holding company,  were formed.  As a result of the
    Conversion,  SBMHC indirectly owns, through its ownership of SBC, all of the issued and  outstanding  common stock of the Company (except shares required by law to be held by the Company's  Directors).  In  accordance  with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

    BASIS OF PRESENTATION

    The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, including Security Management Company, LLC
    and  Security  Benefit  Group,   Inc.  (SBG).  The  consolidated   financial
    statements  of SBG include its  subsidiaries,  First  Security  Benefit Life
    Insurance  and Annuity  Company of New York;  Security  Distributors,  Inc.;
    Security  Benefit  Academy,  Inc.; and Security  Financial  Resources,  Inc.
    Significant intercompany transactions have been eliminated in consolidation.

    USE OF ESTIMATES

    The preparation of consolidated  financial statements requires management to
    make  estimates  and  assumptions   that  affect  amounts  reported  in  the
    consolidated  financial  statements and accompanying  notes.  Actual results could differ from those estimates.

    INVESTMENTS

    Bonds are classified as either held-to-maturity or available-for-sale. Bonds are classified as held-to-maturity  when the Company has the positive intent and ability to hold the securities to maturity.  Held-to-maturity securities are stated at  amortized  cost,  adjusted for  amortization  of premiums and
    accrual  of  discounts.   The  Company  holds  certain  equity   securities,
    classified as trading,  which were purchased to generate returns for certain liabilities.  These  securities  are stated at fair value with the change in fair  value  reported  as  realized  gains  or  losses  in the  consolidated statements of income.

    Bonds  not  classified  as   held-to-maturity   and  equity  securities  not
    classified  as trading  are  classified  as  available-for-sale.  Securities available-for-sale  are reported in the accompanying  consolidated financial statements at fair value.  Any changes in the fair value of these securities are reflected as a component of accumulated  other  comprehensive  income or loss. These unrealized  gains or losses in accumulated  other  comprehensive
    income  or  loss  are  reported  net  of  adjustments  to  deferred   policy
    acquisition  costs and income  taxes.  Equity  securities  are  comprised of common stocks, nonredeemable preferred stocks, and mutual funds.

    The  amortized  cost of bonds is adjusted for  amortization  of premiums and accrual  of  discounts.  Premiums  and  discounts  are  recognized  over the
    estimated   lives  of  the  assets   adjusted   for   prepayment   activity.
    Distributions  from  mutual  funds are  included in net  investment  income.
    Realized gains and losses on sales of investments  are recognized  using the specific-identification  method.  The  carrying  values of  investments  are reviewed  on an  ongoing  basis for  credit  deterioration.  If this  review indicates  a decline  in market  value  that is other  than  temporary,  the carrying value of the investment is reduced to its fair value and a specific write-down is taken.

    Mortgage loans are reported at amortized cost.  Policy loans are reported at unpaid  principal.  Investments  accounted for by the equity method  include investments in, and advances to, various joint ventures and partnerships and are reported in other invested assets.

    Cash includes cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days.

    Short-term  investments  are  carried at market  value and  represent  fixed maturity securities with initial maturities of greater than 90 days but less than one year.

    DERIVATIVE INSTRUMENTS

    As of January 1, 2001, the Company adopted  Financial  Accounting  Standards
    Board Statement of Financial Accounting Standards (SFAS) No. 133, ACCOUNTING
    FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES,  which was issued in June
    1998,  and  its  amendments,   SFAS  No.  137,   ACCOUNTING  FOR  DERIVATIVE
    INSTRUMENTS AND HEDGING  ACTIVITIES - DEFERRAL OF THE EFFECTIVE DATE OF SFAS
    NO. 133, and SFAS No. 138, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND CERTAIN
    HEDGING  ACTIVITIES,  issued  in  June  1999  and  June  2000,  respectively
    (collectively referred to as SFAS No. 133).

    As a result of SFAS No.  133,  the  Company now  recognizes  all  derivative
    financial  instruments,   such  as  interest-rate  swap  contracts,  in  the
    consolidated financial statements at fair value regardless of the purpose or intent for holding the  instrument.  Changes in fair value of the derivative financial  instruments  are either  recognized  periodically in income or in stockholder's  equity as a component of other comprehensive income depending
    on  whether  the  derivative   financial   instrument  qualifies  for  hedge
    accounting  and, if so,  whether it  qualifies as a fair value hedge or cash flow hedge.  Generally,  changes in fair values of derivatives accounted for as fair value  hedges are  recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged  risks.
    Changes in fair values of derivatives  accounted for as cash flow hedges, to the  extent  that  they are  effective  as  hedges,  are  recorded  in other comprehensive  income  net of  deferred  taxes.  Changes  in fair  values of derivatives not qualifying as hedges are reported in income.

    The  Company  accounted  for the  adoption  of SFAS No. 133 as a  cumulative effect  of a change  in  accounting  principle.  As a  result,  the  Company reflected  a loss of  $1,061,000  (net of  income  taxes of  $571,000)  as a component  of  other  comprehensive  loss in the  statement  of  changes  in stockholder's equity on January 1, 2001.

    Prior to January 1, 2001, the Company also used interest-rate swap contracts for  hedging  purposes.  The net amounts  paid or  received  and net amounts accrued  through the end of the accounting  period were included in interest expense. Unrealized gains or losses on interest-rate swap contracts were not recognized  in income.  The  discounts or premiums on the  instruments  were amortized to income over the lives of the contracts using the  straight-line method.  Realized  gains  and  losses  were  included  in other  assets  and liabilities and recognized in income when the future transaction occurred or at the time the transaction was no longer expected to occur.

    DEFERRED POLICY ACQUISITION COSTS

    To the extent  recoverable  from future policy  revenues and gross  profits, commissions and other policy-issue, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been  deferred.  Deferred  policy  acquisition  costs are  amortized in proportion  to the  present  value  (discounted  at the  crediting  rate) of expected gross profits from investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.  Deferred policy  acquisition  costs are adjusted  for the impact on  estimated  gross profits of net unrealized gains and losses on securities.

    The present value of future profits (PVFP) relates to reinsurance assumed in
    2000 (see Note 5) and is included in deferred policy acquisition costs. PVFP
    reflects  the  estimated  fair  value  of  acquired   annuity  business  and
    represents  the  acquisition  cost that was allocated to the value of future cash flows from  insurance  contracts  existing at the date of  acquisition.
    Such value is the present value of the actuarially  determined projected net cash flows from the acquired insurance contracts.

    PVFP is amortized over the lives of the acquired insurance business in force in a manner  consistent with  amortization  of deferred  policy  acquisition costs.  An analysis  of the PVFP asset  account is  presented  below for the years ended December 31:

                                                 2001             2000
                                               -------------------------
                                                     (IN THOUSANDS)

        Balance at beginning of year........   $80,011          $   ---
           Acquisition......................       ---           80,225
           Imputed interest.................     2,886            2,847
           Amortization.....................    (6,531)          (3,061)
                                               -------------------------
        Balance at end of year..............   $76,366          $80,011
                                               =========================

    Based on current  conditions and assumptions as to future events on acquired contracts in force,  the Company expects that the net  amortization  will be between 5% and 6% in each of the years 2002 through 2006.  The interest rate used to determine  the amount of imputed  interest on the  unamortized  PVFP balance approximates 7%.

    DEFERRED SELLING COMMISSIONS

    For certain  mutual  funds that do not have a front-end  sales  charge,  the
    Company pays a selling commission to the selling broker/dealer. The Company, in its broker-dealer  subsidiary,  accounts for these charges under the cost deferral method of accounting for  distributors of mutual funds. The selling commissions  are  capitalized  and amortized  based on the revenue stream of contingent  deferred  sales charges and  distribution  fees. At December 31,
    2001 and 2000,  deferred  selling  commissions  aggregated  $11,411,000  and
    $10,544,000, respectively, and are classified as deferred policy acquisition costs for financial reporting purposes.

    PROPERTY AND EQUIPMENT

    Property and  equipment,  including  home office real estate,  furniture and fixtures,  and data-processing  hardware and related systems are recorded at cost,  less  accumulated  depreciation.  The provision for  depreciation  of property and equipment is computed using the  straight-line  method over the estimated lives of the related assets.

    The  following  is  a  summary  of  property  and  equipment  at  cost  less accumulated depreciation:

                                                      DECEMBER 31
                                                 2001              2000
                                             ----------------------------
                                                     (IN THOUSANDS)

        Land                                  $  1,710          $  1,710
        Data processing equipment.........       8,405             8,852
        Computer software.................      37,305            23,427
        Other.............................       5,411             4,977
        Construction in progress..........      31,307             5,225
                                             ----------------------------
                                                84,138            44,191

        Less accumulated depreciation.....     (23,860)          (20,139)
                                             ----------------------------
                                              $ 60,278          $ 24,052
                                             ============================

    The Company is  constructing a new office  facility which is scheduled to be completed  in the second  quarter of 2002.  As of  December  31,  2001,  the
    Company  incurred,  and capitalized in  construction  in progress,  costs of
    $31,307,000,  which includes  $408,000 of interest  capitalized in 2001. The estimated cost to complete the construction of the facility is approximately
    $15.2 million.

    The Company sold its home office building and furniture and equipment to the state of Kansas in 1999 under a sale-leaseback agreement (see Note 12).

    SEPARATE ACCOUNTS

    The separate  account assets and  liabilities  reported in the  accompanying consolidated balance sheets represent funds that are separately administered for the  benefit  of  contractholders  who bear  the  investment  risk.  The separate account assets and liabilities are carried at fair value.  Revenues and expenses  related to separate  account  assets and  liabilities,  to the extent of benefits paid or provided to the separate account contractholders, are excluded  from the amounts  reported in the  consolidated  statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contractholders  and, therefore,  are not included in investment earnings in the accompanying  consolidated  statements of income.
    Revenues to the Company from the separate  accounts  consist  principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities  for future policy  benefits for  traditional  life products are computed  using a net  level-premium  method,  including  assumptions  as to investment  yields,  mortality,  and withdrawals and other  assumptions that approximate expected experience.

    Liabilities  for future  policy  benefits  for interest  sensitive  life and deferred annuity products  represent contract values accumulated at interest without reduction for potential  surrender charges.  Interest on accumulated contract  values is credited to contracts as earned.  Crediting rates ranged from 3% to 15% during 2001, from 4% to 12% during 2000, and from 3.4% to 12%
    during 1999.

    INCOME TAXES

    Deferred  income  tax  assets  and  liabilities  are  determined   based  on
    differences  between the financial  reporting and income tax bases of assets and  liabilities  and are  measured  using the  enacted  tax rates and laws.
    Deferred  income  tax  expense  or  benefit,   reflected  in  the  Company's
    consolidated  statements of income,  is based on the changes in deferred tax assets or liabilities from period to period (excluding  unrealized gains and losses  on  securities  available-for-sale  and the  change  in the  related valuation allowance).

    RECOGNITION OF REVENUES

    Traditional life insurance products include whole life insurance,  term life insurance,  and certain annuities.  Premiums for these traditional  products are  recognized  as revenues  when due.  Revenues  from  deferred  annuities consist of policy charges for the cost of insurance,  policy  administration charges,  and surrender  charges  assessed  against  contractholder  account balances during the period.

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH AND SHORT-TERM  INVESTMENTS:  The carrying  amounts  reported in the consolidated  balance sheet for these instruments  approximate their fair values.

       INVESTMENT  SECURITIES:  Fair values for bonds are based on quoted market prices,  if  available.  For bonds not actively  traded,  fair values are estimated  using values  obtained from  independent  pricing  services or estimated  by  discounting  expected  future  cash flows  using a current market rate applicable to the yield, credit quality,  and maturity of the investments.  The fair values for equity  securities  are based on quoted market prices.

       INTEREST-RATE SWAPS: Fair values of the Company's interest-rate swaps are estimated  based on dealer  quotes,  quoted  market  prices of comparable contracts  adjusted  through  interpolation  where necessary for maturity differences, or if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

       MORTGAGE  LOANS AND POLICY  LOANS:  Fair  values for  mortgage  loans and policy loans are estimated  using  discounted cash flow analyses based on market  interest rates for similar loans to borrowers with similar credit ratings.  Loans with similar  characteristics are aggregated for purposes of the calculations.  The carrying amounts for these instruments reported in the consolidated balance sheets approximate their fair values.

       INVESTMENT-TYPE  INSURANCE  CONTRACTS:  Fair  values  for  the  Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then  discounted  at a rate of return  commensurate  with the rate presently offered by the Company on similar contracts.

       LONG-TERM  DEBT:  Fair  values for  long-term  debt are  estimated  using discounted  cash  flow  analyses  based on  current  borrowing  rates for similar types of borrowing arrangements.

       SEPARATE ACCOUNT ASSETS AND LIABILITIES:  The assets held in the separate account are  carried at quoted  market  values or,  where  quoted  market values are not  available,  at fair  market  value as  determined  by the investment manager.  The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

2.  INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and fair  values  of the  Company's  portfolio  of bonds and  equity  securities available-for-sale  and bonds held-to-maturity at December 31, 2001 and 2000 is as follows:

                                                        DECEMBER 31, 2001
                                      ----------------------------------------------------
                                                        GROSS         GROSS
                                        AMORTIZED     UNREALIZED    UNREALIZED     FAIR
                                          COST          GAINS         LOSSES       VALUE
                                      ----------------------------------------------------
                                                         (IN THOUSANDS)
    AVAILABLE-FOR-SALE
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies.......  $   93,716      $ 1,152       $ 1,125    $   93,743
    Obligations of states
     and political subdivisions......      18,018          720            -         18,738
    Corporate securities.............   1,221,812       16,001        64,150     1,173,663
    Mortgage-backed securities.......     960,488       26,769         4,062       983,195
    Asset-backed securities..........     153,170        1,358         1,401       153,127
                                      ----------------------------------------------------
    Totals...........................  $2,447,204      $46,000       $70,738    $2,422,466
                                      ====================================================

    Equity securities................  $  200,036      $12,579       $17,546    $  195,069
                                      ====================================================
    HELD-TO-MATURITY
    Obligations of states
     and political subdivisions......  $   17,682      $   428       $   ---    $   18,110
    Corporate securities.............      51,853        1,807           285        53,375
    Mortgage-backed securities.......      13,102          841          ---         13,943
    Asset-backed securities..........      39,199          598           994        38,803
                                      ----------------------------------------------------
    Totals...........................  $  121,836      $ 3,674       $ 1,279    $  124,231
                                      ====================================================

                                                        DECEMBER 31, 2000
                                      ----------------------------------------------------
                                                        GROSS         GROSS
                                        AMORTIZED     UNREALIZED    UNREALIZED     FAIR
                                          COST          GAINS         LOSSES       VALUE
                                      ----------------------------------------------------
                                                        (IN THOUSANDS)
    AVAILABLE-FOR-SALE
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies.......  $  146,438      $   566       $   610    $  146,394
    Obligations of states
     and political subdivisions......      21,560          366             1        21,925
    Corporate securities.............   1,134,633        5,758        60,112     1,080,279
    Mortgage-backed securities.......     837,519       10,375         6,639       841,255
    Asset-backed securities..........     199,283        1,276         1,239       199,320
                                      ----------------------------------------------------
    Totals...........................  $2,339,433      $18,341       $68,601    $2,289,173
                                      ====================================================

    Equity securities................  $  238,051      $20,386     $16,798      $  241,639
                                      ====================================================

    HELD-TO-MATURITY
    Obligations of states
     and political subdivisions......  $   39,547      $   511       $   150    $   39,908
    Corporate securities.............      77,179        2,248           971        78,456
    Mortgage-backed securities.......      18,438          730             -        19,168
    Asset-backed securities..........       3,391            1             5         3,387
                                      ----------------------------------------------------
    Totals...........................  $  138,555      $ 3,490       $ 1,126    $  140,919
                                      ====================================================

    The change in net unrealized  holding gains (losses) on trading  securities, which are included in realized  gains,  was  $(923,000),  $(3,133,000),  and
    $2,172,000 for 2001, 2000, and 1999, respectively.

    The  amortized  cost and  fair  value of bonds  at  December  31,  2001,  by contractual  maturity,  are shown below. Expected maturities may differ from contractual  maturities  because  borrowers  may have  the  right to call or prepay obligations with or without penalties.

                                     AVAILABLE-FOR-SALE          HELD-TO-MATURITY
                                 ----------------------------------------------------
                                   AMORTIZED        FAIR       AMORTIZED      FAIR
                                     COST          VALUE         COST         VALUE
                                 ----------------------------------------------------
                                                     (IN THOUSANDS)
    Due in one year or less.....  $   41,141    $   41,946     $    ---     $    ---
    Due after one year
     through five years.........     217,360       216,498       14,422       15,488
    Due after five years
     through ten years..........     557,013       522,905       25,429       25,460
    Due after ten years.........     518,032       504,795       29,684       30,537
    Mortgage-backed
     securities.................     960,488       983,195       13,102       13,943
    Asset-backed securities.....     153,170       153,127       39,199       38,803
                                 -------------------------------------------------
                                  $2,447,204    $2,422,466     $121,836     $124,231
                                 ====================================================

    The composition of the Company's  portfolio of bonds, by quality rating,  at
    December 31, 2001 is as follows:

       QUALITY RATING                           CARRYING AMOUNT        %
       -------------------------------------------------------------------
                                                (IN THOUSANDS)

       AAA...................................      $1,091,085        42.9%
       AA....................................         310,416        12.2
       A.....................................         468,020        18.4
       BBB...................................         490,530        19.3
       Noninvestment grade...................         184,251         7.2
                                                --------------------------
                                                   $2,544,302       100.0%
                                                ==========================

    Major  categories of net investment  income for the years ended December 31,
    2001, 2000, and 1999 are summarized as follows:

                                         2001            2000            1999
                                       ----------------------------------------
                                                    (IN THOUSANDS)

    Interest on bonds................  $168,469        $180,222        $175,938
    Dividends and distributions
     on equity securities............     6,562          19,086          12,434
    Interest on mortgage loans.......       707           1,568           4,502
    Interest on policy loans.........     6,352           6,123           5,510
    Interest on short-term
     investments.....................     4,027           4,470           2,686
    Other............................       (51)          2,076             597
                                       ----------------------------------------
    Total investment income..........   186,066         213,545         201,667

    Less investment expenses.........     1,834           2,640           1,942
                                       ----------------------------------------
    Net investment income............  $184,232        $210,905        $199,725
                                       ========================================

    Proceeds from sales of bonds and equity  securities  available-for-sale  and related realized gains and losses, including losses for other-than-temporary impairments,  for the years ended  December 31, 2001,  2000, and 1999 are as follows:

                                         2001            2000            1999
                                       -----------------------------------------
                                                    (IN THOUSANDS)

    Proceeds from sales............... $207,250        $116,732        $180,289
    Gross realized gains..............    6,663          13,189           9,857
    Gross realized losses.............   19,955           7,883           5,674

    Net realized gains (losses), net of associated  amortization of deferred policy  acquisition  costs, for the years ended December 31, 2001, 2000, and 1999 consist of the following:

                                          2001            2000            1999
                                       -----------------------------------------
                                                    (IN THOUSANDS)

    Bonds............................. $ (3,561)        $(7,943)       $   (751)
    Equity securities.................  (12,820)          8,735           7,062
    Gain on sale of home office
     building, furniture, and
     equipment........................      ---             ---           4,173
    Other.............................      ---             ---             (56)
                                       -----------------------------------------
                                        (16,381)            792          10,428
    Amortization of deferred policy
     acquisition costs................      538           1,360            (196)
                                       -----------------------------------------
    Net realized (losses) gains....... $(15,843)        $ 2,152        $ 10,232
                                       =========================================

    There were no outstanding agreements to sell securities at December 31, 2001 or 2000.

    At  December  31,  2001,  the Company had  approximately  $808.5  million in securities  held as collateral in relation to its  structured  institutional products and line of credit.

    DERIVATIVE INSTRUMENTS

    The Company only uses derivatives for hedging  purposes.  The following is a summary of the Company's risk management  strategies and the effect of these strategies on the Company's consolidated financial statements.

    FAIR VALUE HEDGING STRATEGY

    The Company has entered into several interest-rate swap agreements to manage interest rate risk. The interest-rate swap agreements effectively modify the
    Company's  exposure to interest risk by converting  certain of the Company's fixed-rate  liabilities to a floating rate based on LIBOR over the next four years.  The notional amounts of the swaps are $107 million and are scheduled to decline as the liabilities  mature.  These agreements involve the receipt of fixed-rate  amounts in exchange for floating-rate  interest payments over the life of the agreements  without an exchange of the underlying  principal amount. The Company also has interest-rate swap agreements which effectively modify fixed-rate bonds into  floating-rate  investments based on LIBOR over the next nine years. The notional amount of these swaps is $34 million.

    During the year ended December 31, 2001,  the Company  recognized a net gain of $8,000 related to the ineffective  portion of its fair value hedges which has been included in net investment income in the consolidated  statement of income for the year ended December 31, 2001.

    CASH FLOW HEDGING STRATEGY

    The Company has entered into  interest-rate swap agreements that effectively convert a portion of its floating-rate liabilities to a fixed-rate basis for the next four years, thus,  reducing the impact of interest-rate  changes on future income. The notional amount of these swaps is $109 million.

    During the year ended  December 31, 2001,  the Company  recognized a loss of
    $140,000  related to the ineffective  portion of its hedging  instruments in net investment  income in the consolidated  statement of income for the year ended December 31, 2001.

3.  OTHER COMPREHENSIVE INCOME (LOSS)

    The components of other comprehensive income (loss) are as follows:

                                             UNREALIZED
                                               GAINS
                                             (LOSSES) ON
                                              AVAILABLE-      DERITIVE
                                              FOR-SALE       INSTRUMENTS
                                             INSTRUMENTS       GAINS
                                              SECURITIES      (LOSSES)        TOTAL
                                            ------------------------------------------
                                                          (IN THOUSANDS)

    ACCUMULATED OTHER COMPREHENSIVE
     INCOME AT JANUARY 1, 1999.............  $  30,100        $   ---      $  30,100
       Unrealized losses on available-
        for-sale securities................   (139,545)           ---       (139,545)
       Gains reclassified into earnings
        from other comprehensive income....     10,232            ---         10,232
       Unlocking of deferred policy
        acquisition costs..................     44,923            ---         44,923
       Change in deferred income taxes,
        net of valuation allowance.........     23,069            ---         23,069
                                            ------------------------------------------
       Total other comprehensive loss......    (61,321)           ---        (61,321)
                                            ------------------------------------------
    ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 1999.............    (31,221)           ---        (31,221)
       Unrealized gains on available-
        for-sale securities................     21,251            ---         21,251
       Gains reclassified into earnings
        from other comprehensive income....      2,152            ---          2,152
       Unlocking of deferred policy
        acquisition costs..................    (20,913)           ---        (20,913)
       Change in deferred income taxes,
        net of valuation allowance.........      3,700            ---          3,700
                                            ------------------------------------------
       Total other comprehensive income....      6,190            ---          6,190
                                            ------------------------------------------
    ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 2000.............    (25,031)           ---        (25,031)
       Unrealized gains on available-
        for-sale securities................     32,810            ---         32,810
       Cumulative effect of change
        in accounting for derivative
         instruments.......................        ---         (1,632)        (1,632)
       Change in fair value of
        derivatives........................        ---         (4,119)        (4,119)
       Losses reclassified into earnings
        from other comprehensive income....    (15,843)           ---        (15,843)
       Unlocking of deferred policy
        acquisition costs..................    (15,029)           ---        (15,029)
       Change in deferred income taxes
        including $571 for cumulative
        effect adjustment, net of
        valuation allowance................     (2,559)         2,012           (547)
                                            ------------------------------------------
       Total other comprehensive loss......       (621)        (3,739)        (4,360)
                                            ------------------------------------------
    ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 2001.............  $ (25,652)       $(3,739)     $ (29,391)
                                            ==========================================

4.  EMPLOYEE BENEFIT PLANS

    Substantially   all  Company   employees   are   covered  by  a   qualified,
    noncontributory  defined  benefit  pension plan sponsored by the Company and certain of its  affiliates.  Benefits  are based on years of service  and an employee's  highest average  compensation  over a period of five consecutive years during the last ten years of service. The Company's policy has been to contribute funds to the plan in amounts required to maintain sufficient plan assets to provide for accrued benefits. In applying this general policy, the
    Company  considers,   among  other  factors,   the  recommendations  of  its
    independent  consulting actuaries,  the requirements of federal pension law, and the limitations on deductibility imposed by federal income tax law. Plan
    assets  are  invested  in  public  mutual  funds  with  varying   investment
    objectives  which are  managed by an  affiliated  entity.  Current  year net periodic  pension cost includes special  termination  benefits related to an early retirement program.

    In addition to the  Company's  defined  benefit  pension  plan,  the Company provides certain medical and life insurance benefits to full-time  employees who have retired after the age of 55 with five years of service. The plan is contributory,  with retiree  contributions  adjusted annually,  and contains
    other   cost-sharing   features  such  as   deductibles   and   coinsurance.
    Contributions vary based on the employee's years of service earned after age
    40. The Company's  portion of the costs is frozen after 2002 with all future cost  increases  passed on to the retirees,  except for retirees in the plan prior  to July 1,  1993  whose  costs  continue  to be  covered  100% by the
    Company.

    The  following  table  sets  forth the  plans'  funded  status  and  amounts recognized in the consolidated  financial  statements at December 31 and for the years then ended:

                                           PENSION BENEFITS            OTHER BENEFITS
                                          2001         2000           2001         2000
                                       --------------------------------------------------
                                                          (IN THOUSANDS)
    Benefit obligation at year-end...   $(19,451)    $(14,444)      $(6,457)     $(5,504)
    Fair value of plan assets
      at year-end....................     12,576       13,803           ---          ---
                                       --------------------------------------------------
    Funded status of the plan
      (underfunded)..................   $ (6,875)    $   (641)      $(6,457)     $(5,504)
                                       ==================================================
    Accrued benefit cost
      recognized in the
      consolidated balance sheets....   $ (3,654)    $ (1,225)      $(6,215)     $(5,893)
                                       ==================================================

                                      PENSION BENEFITS                OTHER BENEFITS
                                  2001      2000      1999        2001      2000     1999
                                ---------------------------------------------------------
                                                  (DOLLARS IN THOUSANDS)
    Net periodic
     benefit cost..............  $3,429    $1,040      $999       $667      $609     $538
    Benefits paid..............   1,617       439       389        412       396      284
    Contributions..............   1,000       100       966         66        58       43

    WEIGHTED-AVERAGE
     ASSUMPTIONS AS OF
    DECEMBER 31
    Discount rate..............   7.25%     7.75%     7.50%      7.25%     7.75%    7.50%
    Expected return on
     plan assets...............   9.00%     9.00%     9.00%       ---       ---      ---
    Rate of compensation
     increase..................   4.50%     4.50%     4.50%       ---       ---      ---

    The  annual  assumed  rate of  increase  in the per  capita  cost of covered medical  benefits is 5% for 2001 and 6% for 2000 and is assumed to remain at
    5% in 2002 and thereafter.

    The health care cost trend rate could have a significant effect on the other benefits amount  reported.  For example,  increasing the assumed health care cost trend rates by one percentage  point each year would increase the other benefits  accumulated  postretirement  benefit obligation as of December 31,
    2001  by  $287,000  and the  aggregate  of the  service  and  interest  cost components of net periodic postretirement benefit cost for 2001 by $64,000.

    The Company has a profit  sharing and savings  plan for which  substantially all employees are eligible.  Company contributions to the profit sharing and savings plan charged to operations were $808,000, $2,267,000, and $2,565,000 for 2001, 2000, and 1999, respectively.

    The  Company  has a number of annual  discretionary  incentive  compensation plans for certain  employees.  Allocations to  participants  each year under these plans are based on the performance and discretion of the Company.  The annual  allocations to participants are fully vested at the time the Company determines  such amounts.  Certain  participants  have the option to receive their balances  immediately or to defer such amounts. The Company also has a long-term incentive plan for executives in which allocations to participants are based on the  performance of the Company over a three-year  period.  The participants  vest in the allocated  amounts over the subsequent  three-year period,  50% in the  first  year  and 25% in the  second  and  third  years.
    Participants have the option to receive their vested balances immediately or to defer such amounts.  Amounts  deferred by  participants  of the Company's incentive  compensation  plans are invested in shares of  affiliated  mutual funds.  Incentive  compensation expense amounted to $5,688,000,  $6,228,000, and $8,700,000 for 2001, 2000, and 1999, respectively.

5.  REINSURANCE

    Principal  reinsurance  ceded  transactions for the years ended December 31,
    2001, 2000, and 1999 are summarized as follows:

                                                     2001          2000          1999
                                                 ---------------------------------------
                                                               (IN THOUSANDS)
       Reinsurance ceded:
          Premiums paid.....................       $42,026       $42,785       $47,074
                                                 =======================================
          Commissions received..............       $ 4,154       $ 4,395       $ 4,570
                                                 =======================================
          Claim recoveries..................       $20,206       $20,182       $25,008
                                                 =======================================

    In the accompanying consolidated financial statements,  premiums,  benefits, settlement expenses,  and deferred policy acquisition costs are reported net of reinsurance ceded;  policy liabilities and accruals are reported gross of reinsurance  ceded.  The  Company  remains  liable to  policyholders  if the reinsurers  are  unable  to meet  their  contractual  obligations  under the applicable reinsurance  agreements.  To minimize its exposure to significant losses from reinsurance  insolvencies,  the Company  evaluates the financial condition  of its  reinsurers  and  monitors  concentrations  of credit risk
    arising   from  similar   geographic   regions,   activities,   or  economic
    characteristics  of  reinsurers.  At December 31, 2001 and 2000, the Company
    had  established   receivables   totaling   $436,264,000  and  $423,421,000,
    respectively, for reserve credits, reinsurance claims, and other receivables
    from  its   reinsurers.   Substantially   all  of  these   receivables   are
    collateralized  by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2001 and 2000 was $5.7 billion and $6.0 billion, respectively.

    In 2000, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 57,000 deferred annuity contracts.  At acquisition, general and separate  account  balances of $64.6 million and $796.1 million, respectively, were acquired. In addition, the Company received $15.3 million in policy  loans.  Under the modified  coinsurance  agreement,  the separate account  assets and  liabilities  are  retained  by the  reinsured  with the related  revenues and  expenses  ceded to and reported by the Company in the consolidated statements of income. The Company paid a reinsurance commission of $71.9 million which, in addition to other related items, was deferred and recorded in deferred  policy  acquisition  costs and is being amortized over the estimated life of the business  assumed,  in relation to estimated gross profits.  Product charges from this business  totaled $14.5 million and $8.3 million in 2001 and 2000, respectively.

6.  INCOME TAXES

    The Company files a consolidated life/nonlife federal income tax return with
    SBMHC.  Income taxes are  allocated to the Company as if it filed a separate return.  The provision for income taxes includes  current federal income tax expense or  benefit  and  deferred  income  tax  expense  or benefit  due to temporary  differences  between the financial reporting and income tax bases of assets and liabilities.

    Income tax expense  (benefit)  consists of the following for the years ended
    December 31, 2001, 2000, and 1999:

                                   2001             2000             1999
                                ---------------------------------------------
                                             (IN THOUSANDS)

       Current................   $(3,696)          $21,843          $28,209
       Deferred...............       743            (3,540)          (4,221)
                                ---------------------------------------------
                                 $(2,953)          $18,303          $23,988
                                =============================================

    The  provision  for income  taxes  differs  from the amount  computed at the statutory  federal  income  tax rate  due  primarily  to  dividends-received deductions,  tax credits,  and favorable resolution of items provided for in prior years.

    Net deferred income tax assets or liabilities consist of the following:

                                                          DECEMBER 31
                                                     2001             2000
                                                 -------------------------------
                                                         (IN THOUSANDS)
    Deferred income tax assets:
       Net unrealized loss on
        securities available-for-sale..........    $16,640          $16,989
       Future policy benefits..................      4,718            4,249
       Employee benefits.......................     13,789           14,348
       Deferred gain on life
        coinsurance agreement..................      2,557            3,180
       Other...................................     15,648           17,775
                                                 -------------------------------
    Total deferred income tax assets...........     53,352           56,541
    Valuation allowance for deferred
     income tax asset..........................     (4,250)          (2,000)
                                                 -------------------------------
    Net deferred income tax assets.............     49,102           54,541

    Deferred income tax liabilities:
       Deferred policy acquisition costs.......     65,673           68,896
       Deferred gain on investments............      6,331            7,078
       Other...................................      6,976            7,155
                                                 -------------------------------
    Total deferred income tax liabilities......     78,980           83,129
                                                 -------------------------------
    Net deferred income tax liability..........    $29,878          $28,588
                                                 ===============================

    SFAS No. 109,  ACCOUNTING FOR INCOME TAXES,  requires companies to determine whether a deferred  income tax asset will be realized in future  years.  The
    Company has evaluated the  recoverability  of its deferred income tax assets and  established  a  valuation  allowance  related  to a portion  of its net unrealized loss on securities available-for-sale.

7.  CONDENSED FAIR VALUE INFORMATION

    SFAS  No.  107,  DISCLOSURES  ABOUT  FAIR  VALUE OF  FINANCIAL  INSTRUMENTS,
    requires disclosures of fair value information about financial  instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.  The methods and assumptions  used by the  Company  to  estimate  the  following  fair  value  disclosures  for financial instruments are set forth in Note 1.

    SFAS No. 107 excludes certain insurance  liabilities and other  nonfinancial instruments from its disclosure requirements. However, the liabilities under all  insurance  contracts  are taken  into  consideration  in the  Company's overall management of interest rate risk that minimizes exposure to changing interest  rates through the matching of investment  maturities  with amounts due under insurance  contracts.  The fair value amounts  presented herein do not  include  an amount  for the value  associated  with  customer  or agent relationships,  the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products or other  intangible  items.  Accordingly,  the  aggregate  fair value  amounts presented  herein do not necessarily  represent the underlying  value of the
    Company;  likewise,  care should be exercised in deriving  conclusions about the  Company's  business  or  financial  condition  based on the fair  value information presented herein.

                                     DECEMBER 31, 2001             DECEMBER 31, 2000
                                  --------------------------------------------------------
                                   CARRYING         FAIR         CARRYING          FAIR
                                    AMOUNT         VALUE          AMOUNT          VALUE
                                  --------------------------------------------------------
                                                      (IN THOUSANDS)

    Bonds (NOTE 2)............... $2,544,302    $2,546,697      $2,427,728     $2,430,092
    Equity securities
     (NOTE 2)....................    214,289       214,289         260,751        260,751
    Mortgage loans...............      9,334         9,334          12,128         12,128
    Policy loans.................    104,956       105,165         109,211        109,408
    Separate account assets......  4,077,795     4,077,795       4,589,156      4,589,156
    Supplementary contracts
     without life contingencies..    (23,268)      (27,632)        (24,487)       (27,903)
    Individual and group
     annuities................... (2,444,126)   (2,267,082)     (2,402,383)    (2,238,401)
    Long-term debt...............    (50,000)      (56,115)       (105,000)      (105,399)
    Interest-rate swaps..........     (5,883)       (5,883)              -         (1,632)
    Separate account liabilities. (4,077,795)   (4,077,795)     (4,589,156)    (4,589,156)

8   COMMITMENTS AND CONTINGENCIES

    The  Company  leases  various   equipment  under  several   operating  lease
    agreements.  Total expense for all operating  leases amounted to $2,846,000,
    $2,686,000,  and $1,396,000 during 2001, 2000, and 1999,  respectively.  The
    Company has  aggregate  future  lease  commitments  at December  31, 2001 of
    $4,467,000 for  noncancelable  operating leases  consisting of $1,689,000 in
    2002,  $1,003,000 in 2003,  $662,000 in 2004, $620,000 in 2005, and $493,000
    in 2006.

    In addition,  in 2007, under the terms of one of the operating  leases,  the
    Company has the option to purchase the asset for approximately  $3.4 million or  return  the  asset  to  the  lessor  and  pay a  termination  charge  of approximately  $2.8 million.  There are no noncancelable  lease  commitments beyond 2007.

    In connection  with its  investments in certain  limited  partnerships,  the
    Company is committed to invest  additional  capital of $13,500,000  over the next few years as required by the general partner.

    Guaranty  fund  assessments  are  levied on the  Company  by life and health guaranty  associations  in most  states  to  cover  policyholder  losses  of insolvent or  rehabilitated  insurers.  At December  31, 2001 and 2000,  the
    Company has  reserved  $2,051,000  and  $1,949,000,  respectively,  to cover current  and  estimated  future  assessments,  net of  related  premium  tax credits.

    The Company is a codefendant in a lawsuit filed by a former policyholder who
    is  seeking  class  action  status  for  others  similarly   situated.   The
    contractual  obligations  of the  policies  were  assumed by the Company and subsequently  ceded to another  insurance  company,  the codefendant in this litigation.  The plaintiff is seeking an unspecified amount of damages based upon  breach of  contract  related to  alleged  failure  to  administer  the policyholder  accounts in accordance with the contractual terms. The Company may have the  ability to recoup any  damages it is  assessed  from this suit from the codefendant. The Company believes that any loss resulting from this suit will not have a material impact on the financial  position,  results of operations, or cash flow in future years.

9.  LONG-TERM DEBT AND OTHER BORROWINGS

    The Company has a $225.8  million  line-of-credit  facility from the Federal
    Home Loan Bank of Topeka  (FHLB).  Overnight  borrowings in connection  with this line of credit  bear  interest  at 0.15%  over the  Federal  Funds rate
    (1.25% at December 31, 2001).  The Company has no borrowings under this line of credit as of December  31, 2001.  At December  31, 2000,  the Company had
    other short-term borrowings of $55 million with FHLB.

    At December 31, 2001 and 2000,  the Company has $50 million of 8.75% surplus notes  maturing on May 15, 2016.  The surplus notes were issued  pursuant to
    Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions whereby each payment of interest or principal on the  surplus  notes may be made only with the prior  approval  of the Kansas
    Insurance  Commissioner  and  only out of  surplus  funds  that  the  Kansas
    Insurance Commissioner determines to be available for such payment under the
    Kansas Insurance Code.

10. RELATED-PARTY TRANSACTIONS

    The Company  owns  shares of mutual  funds  managed by  Security  Management
    Company, LLC with net asset values totaling $159,354,000 and $198,721,000 at
    December  31, 2001 and 2000,  respectively.  These  amounts are  included in equity  securities,  available-for-sale  and  trading,  in the  consolidated balance sheets.

    Mortgage  loans in the  accompanying  consolidated  balance  sheets  include amounts due from officers of $7,685,000  and $5,395,000 at December 31, 2001 and 2000,  respectively.  Such loans are secured by first  mortgage liens on residential  real  estate  located  in  Kansas  and bear  interest  at rates approximating 5.29%.

11. STATUTORY FINANCIAL INFORMATION

    The Company and its insurance subsidiary prepare  statutory-basis  financial statements in accordance with accounting  practices  prescribed or permitted by the Kansas and New York Insurance Departments,  respectively.  Kansas and
    New York have adopted the National  Association of Insurance  Commissioner's
    statutory  accounting  practices  (NAIC SAP) as the basis of their statutory accounting practices.  In addition,  the commissioners of the Kansas and New
    York Insurance Departments have the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting  practices that are not prescribed;  such practices may differ from state to state, may differ from company to company within a state and may change in the future.  The Company and its  insurance company subsidiary have no permitted practices.

    Statutory capital and surplus of the insurance  operations were $467,303,000 and $440,903,000 at December 31, 2001 and 2000, respectively.  Statutory net income (loss) of the insurance  operations were $16,183,000,  $(10,754,000), and  $55,139,000  for the years ended  December  31, 2001,  2000,  and 1999, respectively.  The  net  loss  incurred  in  2000  was  attributable  to the statutory  accounting  treatment of the reinsurance  commission discussed in
    Note 5.

12. SALE-LEASEBACK OF HOME OFFICE BUILDING AND FURNITURE AND EQUIPMENT

    In 1999,  the  Company  sold its home  office  building  and  furniture  and equipment to the state of Kansas for $20,750,000.  Concurrent with the sale, the Company  leased the building and the furniture and equipment  back for a period  of not  less  than 24  months  and not  more  than  30  months.  The transaction  resulted in a gain of $7,322,000.  In accordance  with SFAS No.
    13,  ACCOUNTING  FOR  LEASES,  and SFAS No.  28,  ACCOUNTING  FOR SALES WITH
    LEASEBACKS,  $4,173,000  of the gain was  recognized  immediately  while the remaining  gain of $3,149,000  was deferred and is being  amortized over the lease term. The Company recognized in earnings $1,254,000,  $1,232,000,  and
    $34,000  of  the  previously   deferred  gain  in  2001,   2000,  and  1999,
    respectively.  The remaining  deferred gain will be recognized in 2002.  The future minimum lease payments under the terms of the related operating lease agreement total $562,000 for 2002.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements

             All required  financial  statements  are included in Part B of this
             Registration Statement.

         (b) Exhibits

              (1) Certified  Resolution  of the Board of  Directors  of Security
                  Benefit   Life   Insurance    Company   ("SBL")    authorizing
                  establishment of the Separate Account(a)

              (2) Not Applicable

              (3) Amended and Restated Distribution Agreement(h)

              (4) (a) Individual DVA Contract (Form V6021 4-94)(h)
                  (b) Individual IVA Contract (Form V6027 9-98)(h)
                  (c) TSA Loan Endorsement (Form V6846 R1-97)(b)
                  (d) SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(b)
                  (e) IRA Endorsement (Form V6842A 1-97)(b)
                  (f) TSA Endorsement (Form V6832A R9-96)(b)
                  (g) Roth IRA Endorsement (Form V6851 10-97)(c)
                  (h) 457 Endorsement (Form V6054 1-98)(d)
                  (i) 403(a) Endorsement (Form V6057 10-98)(f)

              (5) (a) DVA Application (Form V6844 R1-98)(h)
                  (b) IVA Application (Form V7588 8-98)(h)

              (6) (a) Composite of Articles of Incorporation of SBL(e)
                  (b) Bylaws of SBL(e)

              (7) Not Applicable

              (8) (a) Participation Agreement(h)
                  (b) Amended and Restated Master Agreement(h)

              (9) Opinion of Counsel(h)

             (10) Consent of Independent Auditors

             (11) Not Applicable

             (12) Not Applicable

             (13) Schedule of Computation of Performance

             (14) Powers of Attorney of Sister  Loretto Marie  Colwell,  John C.
                  Dicus, Steven J. Douglass,  Howard R. Fricke, Kris A. Robbins,
                  William W. Hanna,  John E.  Hayes,  Jr.,  Duane L. Fager,  and
                  Robert C. Wheeler, and Pat A. Loconto(g)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  8  under  the  Securities  Act of  1933  and
    Amendment  No. 9 under the  Investment  Company Act of 1940 to  Registration
    Statement No. 33-83238 (filed February 18, 1999).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  6  under  the  Securities  Act of  1933  and
    Amendment  No. 7 under the  Investment  Company Act of 1940 to  Registration
    Statement No. 33-83238 (filed April 30, 1997).

(c) Incorporated  herein by reference  to the  Exhibits  filed with the Variflex
    Separate Account Post-Effective Amendment No. 19 under the Securities Act of
    1933 and  Amendment  No.  18 under  the  Investment  Company  Act of 1940 to
    Registration Statement No. 2-89328 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  7  under  the  Securities  Act of  1933  and
    Amendment  No. 8 under the  Investment  Company Act of 1940 to  Registration
    Statement No. 33-83238 (filed April 30, 1998).

(e) Incorporated  herein by reference  to the  Exhibits  filed with the Variflex
    Separate Account Post-Effective Amendment No. 20 under the Securities Act of
    1933 and  Amendment  No.  19 under  the  Investment  Company  Act of 1940 to
    Registration Statement No. 2-89328 (filed August 17, 1998).

(f) Incorporated  herein by reference  to the  Exhibits  filed with the Variflex
    Separate Account Post-Effective Amendment No. 22 under the Securities Act of
    1933 and  Amendment  No.  21 under  the  Investment  Company  Act of 1940 to
    Registration Statement No. 2-89328 (filed April 29, 1999).

(g) Incorporated herein by reference to the Exhibits filed with the SBL Variable
    Annuity Account XIV Post-Effective  Amendment No. 1 under the Securities Act of 1933 and  Amendment  No. 6 under the  Investment  Company  Act of 1940 to
    Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  11  under  the  Securities  Act of 1933  and
    Amendment No. 12 under the  Investment  Company Act of 1940 to  Registration
    Statement No. 33-83238 (filed April 12, 2001).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL             POSITIONS AND OFFICES
          BUSINESS ADDRESS               WITH DEPOSITOR

          Howard R. Fricke*              Chairman of the Board and Director

          Kris A. Robbins*               President, Chief Executive Officer
                                         and Director

          Sister Loretto Marie Colwell   Director
          1700 SW 7th Street
          Topeka, Kansas 66044

          John C. Dicus                  Director
          700 Kansas Avenue
          Topeka, Kansas 66603

          Steven J. Douglass             Director
          3231 E. 6th Street
          Topeka, Kansas 66607

          William W. Hanna               Director
          P.O. Box 2256
          Wichita, KS 67201

          John E. Hayes, Jr.             Director
          200 Gulf Blvd.
          Bellair Shore, FL 33786

          Duane L. Fager                 Director
          3035 S. Topeka Blvd.
          Topeka, KS 66611

          Robert C. Wheeler              Director
          P.O. Box 148
          Topeka, Kansas 66601

          Pat A. Loconto                 Director
          c/o Mary Abdo
          Deloitte Consulting
          Suite 1700
          400 West 15th Street
          Austin, TX 78701

          Donald J. Schepker*            Senior Vice President, Chief Financial
                                         Officer and Treasurer

          Roger K. Viola*                Senior Vice President, General
                                         Counsel and Secretary

          Malcolm E. Robinson*           Senior Vice President and Assistant
                                         to the President

          John D. Cleland*               Senior Vice President

          Terry A. Milberger*            Senior Vice President

          Venette K. Davis*              Senior Vice President

          J. Craig Anderson*             Senior Vice President

          Gregory Garvin*                Senior Vice President

          Kalman Bakk, Jr.*              Senior Vice President and
                                         Chief Marketing Officer

          Amy J. Lee*                    Vice President, Associate General
                                         Counsel and Assistant Secretary

          James R. Schmank*              Senior Vice President

          Thomas A. Swank*               Senior Vice President and
                                         Chief Risk Officer

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.  PERSONS  CONTROLLED  BY OR UNDER COMMON  CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

          The Depositor,  Security Benefit Life Insurance  Company  ("SBL"),  is
          controlled by Security Benefit Corp.  through the ownership of 700,000 of SBL's 700,010 issued and  outstanding  shares of common stock.  One share each of SBL's  issued and  outstanding  common stock is owned by each director of SBL, in accordance  with the  requirements  of Kansas law. Security Benefit Corp. is wholly-owned by Security Benefit Mutual
          Holding  Company  ("SBMHC"),  which  in  turn  is  controlled  by  SBL policyholders.  As of December  31, 2001 no one person holds more than approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The  following  chart  indicates  the persons  controlled  by or under common control with T. Rowe Price Variable Annuity Account or SBL:

                                                                   PERCENT OF
                                                               VOTING SECURITIES
                                                                 OWNED BY SBMHC
                                               JURISDICTION OF    (DIRECTLY OR
                      NAME                      INCORPORATION      INDIRECTLY)
                      ----                     ---------------  ----------------
          Security Benefit Mutual Holding           Kansas             --
          Company (Holding Company)

          Security Benefit Corp.                    Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance
          Company (Stock Life Insurance Company)    Kansas            100%

          Security Benefit Group, Inc.              Kansas            100%
          (Holding Company)

          Security Management Company, LLC          Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.               Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          Security Benefit Academy, Inc.            Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.        Kansas            100%
          (Financial Services Company)

          Security Financial Resources             Delaware           100%
          Collective Investments, LLC
          (Private Fund)

          First Advantage Insurance Agency, Inc.    Kansas            100%
          (Insurance Agency)

          First Security Benefit Life Insurance    New York           100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

          SBL is also the  depositor of the  following  separate  accounts:  SBL
          Variable  Annuity  Accounts I, III,  IV,  VIII,  XI and XIV,  Variflex
          Separate  Account,  SBL  Variable  Life  Insurance  Account  Varilife,
          Security  Varilife  Separate  Account and Parkstone  Variable  Annuity
          Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management  investment companies listed below. As of December 31, 2001, the  approximate  percentage of ownership by the separate accounts for each company is as follows:

                 Security Growth and Income Fund..............   31.4%
                 SBL Fund.....................................    100%

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 1, 2002, there were 4,011 owners of the Contract.

ITEM 28.  INDEMNIFICATION

          The bylaws of Security Benefit Life Insurance Company provide that the
          Company  shall,  to the extent  authorized by the laws of the State of
          Kansas,  indemnify  officers  and  directors  for certain  liabilities threatened  or incurred in connection  with such person's  capacity as director or officer.

          The Articles of Incorporation include the following provision:

                  (a) No  director  of the  Corporation  shall be  liable to the
              Corporation or its stockholders for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED  that nothing contained in this Article  shall  eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders,  (b) for acts or omissions not in good faith or which  involve  intentional  misconduct  or a knowing  violation  of law,  (c)  under the  provisions  of K.S.A.
              17-6424 and amendments  thereto,  or (d) for any transaction  from which the director derived an improper  personal  benefit.  If the
              General  Corporation  Code of the State of Kansas is amended after the  filing  of  these  Articles  of  Incorporation  to  authorize corporate  action  further  eliminating  or limiting  the personal liability of  directors,  then the  liability of a director of the
              Corporation  shall be eliminated or limited to the fullest  extent permitted by the General  Corporation Code of the State of Kansas,
              as so amended.

                  (b) Any repeal or modification  of the foregoing  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the  Corporation  existing at the time of such repeal or modification.

          Insofar  as   indemnification   for  a  liability  arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed in the Act and is,  therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment of expenses incurred or paid by a director,  officer or controlling person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection  with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The  principal  underwriter  for the  Registrant  is T. Rowe Price
              Investment  Services,  Inc.  ("Investment  Services").  Investment
              Services acts as the principal  underwriter  for the T. Rowe Price
              family  of  mutual  funds,   including  the  following  investment
              companies:  T. Rowe Price Growth Stock Fund,  Inc.,  T. Rowe Price
              New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe
              Price New Income Fund,  Inc.,  T. Rowe Price Prime  Reserve  Fund,
              Inc.,  T. Rowe Price  Tax-Free  Income Fund,  Inc.,  T. Rowe Price
              Tax-Exempt  Money Fund, Inc., T. Rowe Price  International  Funds,
              Inc.,  T. Rowe Price  Growth & Income  Fund,  Inc.,  T. Rowe Price
              Tax-Free  Short-Intermediate  Fund, Inc., T. Rowe Price Short-Term&
              Bond Fund,  Inc.,  T. Rowe Price High Yield  Fund,  Inc.,  T. Rowe
              Price  Tax-Free  High Yield Fund,  Inc., T. Rowe Price New America
              Growth Fund, T. Rowe Price Equity  Income Fund,  T.Rowe Price GNMA
              Fund,  T. Rowe  Price  Capital  Appreciation  Fund,  T. Rowe Price
              California  Tax-Free  Income Trust,  T. Rowe Price State  Tax-Free
              Income Trust,  T. Rowe Price Science & Technology  Fund,  Inc., T.
              Rowe Price Small-Cap Value Fund, Inc., Institutional International
              Funds,  Inc.,  T. Rowe Price U.S.  Treasury  Funds,  Inc., T. Rowe
              Price Index Trust,  Inc., T. Rowe Price  Spectrum  Fund,  Inc., T.
              Rowe Price  Balanced  Fund,  Inc., T. Rowe Price  Short-Term  U.S.
              Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T.
              Rowe Price  Small-Cap  Stock Fund,  Inc.,  T. Rowe Price  Tax-Free
              Intermediate  Bond Fund, Inc., T. Rowe Price Dividend Growth Fund,
              Inc.,  T. Rowe Price Blue Chip Growth  Fund,  Inc.,  T. Rowe Price
              Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T.
              Rowe  Price  Equity  Series,  Inc.,  T. Rowe  Price  International
              Series,  Inc.,  T. Rowe Price Fixed Income  Series,  Inc., T. Rowe
              Price  Personal  Strategy  Funds,  Inc., T. Rowe Price Value Fund,
              Inc., T. Rowe Price Capital  Opportunity Fund, Inc., T. Rowe Price
              Corporate  Income Fund,  Inc., T. Rowe Price Health Sciences Fund,
              Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity
              Funds,  Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe
              Price  Diversified  Small-Cap  Growth  Fund,  Inc.,  T. Rowe Price
              Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe
              Price Media &  Telecommunications  Fund,  Inc., T. Rowe Price Real
              Estate Fund,  Inc., T. Rowe Price  Developing  Technologies  Fund,
              Inc., and T. Rowe Price Global Technology Fund, Inc.

              Investment  Services is a wholly owned subsidiary of T. Rowe Price
              Associates,  Inc.,  is  registered  as a  broker-dealer  under the
              Securities  Exchange  Act of 1934 and is a member of the  National
              Association of Securities  Dealers,  Inc.  Investment Services has
              been formed for the limited purpose of distributing  the shares of the Price  Funds and will not  engage  in the  general  securities business.  Since  the Price  Funds  are sold on a  no-load  basis,
              Investment  Services  will not  receive any  commissions  or other compensation for acting as principal underwriter.

          (b) The address of each of the  directors  and officers of  Investment
              Services  listed  below  is  100  East  Pratt  Street,  Baltimore,
              Maryland 21202.

                                                                  POSITIONS AND
                                         POSITIONS AND OFFICES    OFFICES WITH
              NAME                       WITH UNDERWRITER         REGISTRANT
              ----                       ---------------------    -------------

              James S. Riepe             Chairman of the Board    Director and
                                         and Director             Vice President

              Edward C. Bernard          President and Director   None

              Henry H. Hopkins           Vice President and       Vice President
                                         Director

              Charles E. Vieth           Vice President           None
                                         and Director

              Patricia M. Archer         Vice President           None

              Steven J. Banks            Vice President           None

              John T. Bielski            Vice President           None

              Darrell N. Braman          Vice President           None

              Ronae M. Brock             Vice President           None

              Meredith C. Callanan       Vice President           None

              John H. Cammack            Vice President           None

              Ann R. Campbell            Vice President           None

              Christine M. Carolan       Vice President           None

              Joseph A. Carrier          Vice President           None

              Laura H. Chasney           Vice President           None

              Renee M. Christoff         Vice President           None

              Christopher W. Dyer        Vice President           None

              Christine S. Fahlund       Vice President           None

              Forrest R. Foss            Vice President           None

              Thomas A. Gannon           Vice President           None

              Andrea G. Griffin          Vice President           None

              Douglas E. Harrison        Vice President           None

              David J. Healy             Vice President           None

              Joanne M. Healey           Vice President           None

              Joseph P. Healy            Vice President           None

              Walter J. Helmlinger       Vice President           None

              Valerie King-Calloway      Vice President           None

              Eric G. Knauss             Vice President           None

              Sharon R. Krieger          Vice President           None

              Steven A. Larson           Vice President           None

              Jeanette M. LeBlanc        Vice President           None

              Keith W. Lewis             Vice President           None

              Gayle A. Lomax             Vice President           None

              Sarah McCafferty           Vice President           None

              Mark J. Mitchell           Vice President           None

              Nancy M. Morris            Vice President           None

              George A. Murnaghan        Vice President           None

              Steven E. Norwitz          Vice President           None

              Kathleen M. O'Brien        Vice President           None

              Barbara A. O'Connor        Vice President           None

              Wayne D. O'Melia           Vice President           None

              David Oestreicher          Vice President           None

              Robert Petrow              Vice President           None

              Pamela D. Preston          Vice President           None

              George D. Riedel           Vice President           None

              John R. Rockwell           Vice President           None

              Kenneth J. Rutherford      Vice President           None

              Alexander Savich           Vice President           None

              Kristin E. Seeberger       Vice President           None

              Donna B. Singer            Vice President           None

              Bruce D. Stewart           Vice President           None

              William W. Strickland, Jr. Vice President           None

              Jerome Tuccille            Vice President           None

              Walter Wdowiak             Vice President           None

              William F. Wendler II      Vice President           None

              Jane F. White              Vice President           None

              Thomas R. Woolley          Vice President           None

              Barbara A. O'Connor        Controller               None

              Theodore J. Zamerski III   Assistant Vice           None
                                         President and
                                         Assistant Controller

              Matthew B. Alsted          Assistant Vice           None
                                         President

              Kimberly B. Andersen       Assistant Vice           None
                                         President

              Richard J. Barna           Assistant Vice           None
                                         President

              Catherine L. Berkenkemper  Assistant Vice           None
                                         President

              Edwin J. Brooks III        Assistant Vice           None
                                         President

              Carl A. Cox                Assistant Vice           None
                                         President

              Charles R. Dicken          Assistant Vice           None
                                         President

              Cheryl L. Emory            Assistant Vice           None
                                         President

              John A. Galateria          Assistant Vice           None
                                         President

              Jason L. Gounaris          Assistant Vice           None
                                         President

              Janelyn A. Healey          Assistant Vice           None
                                         President

              Sandra J. Kiefler          Assistant Vice           None
                                         President

              Suzanne M. Knoll           Assistant Vice           None
                                         President

              Patricia B. Lippert        Assistant Vice           Secretary
                                         President

              Teresa M. Loeffert         Assistant Vice           None
                                         President

              C. Lillian Matthews        Assistant Vice           None
                                         President

              Janice D. McCrory          Assistant Vice           None
                                         President

              Danielle Nicholson Smith   Assistant Vice           None
                                         President

              JeanneMarie B. Patella     Assistant Vice           None
                                         President

              Kylelane Purcell           Assistant Vice           None
                                         President

              Matthew A. Scher           Assistant Vice           None
                                         President

              Carole H. Smith            Assistant Vice           None
                                         President

              John A. Stranovsky         Assistant Vice           None
                                         President

              Nolan L. North             Assistant Treasurer      None
                                         President

              Barbara A. Van Horn        Secretary                None

          (c) Not   applicable.   Investment   Services  will  not  receive  any
              compensation  from  Registrant  with respect to its  activities as underwriter  for  the  Contract.  The  Depositor  pays  Investment
              Services  0.10%, on an annual basis, of the net asset value of the
              Registrant for distribution and ongoing servicing of the Contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the  1940 Act and the  rules  under  it are  maintained  by SBL at its administrative  offices--One  Security Benefit Place,  Topeka,  Kansas
          66636-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this  Registration  Statement  as  frequently  as  necessary to ensure that the audited  financial  statements in the Registration
              Statement  are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant  undertakes  that  it  will  provide,  as a part of the
              Application  Kit,  a box for the  applicant  to check if he or she
              wishes  to  receive  a  copy  of  the   Statement  of   Additional
              Information.

          (c) Registrant  undertakes  to deliver  any  Statement  of  Additional
              Information  and  any  financial  statements  required  to be made available under this Form promptly upon written or oral request to
              SBL at the address or phone number listed in the prospectus.

          (d) Subject  to the  terms  and  conditions  of  Section  15(d) of the
              Securities  Exchange Act of 1934, the Registrant hereby undertakes
              to  file  with  the  Securities  and  Exchange   Commission   such
              supplementary and periodic information,  documents, and reports as may be  prescribed  by any rule or  regulation  of the  Commission
              heretofore  or  hereafter  duly  adopted   pursuant  to  authority
              conferred in that Section.

          (e) Depositor  represents that the fees and charges deducted under the
              Contract,  in the  aggregate,  are  reasonable  in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for  effectiveness  of this  Registration  Statement and 1has caused this  Registration  Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By:  HOWARD R. FRICKE
John C. Dicus                        -------------------------------------------
Director                             Howard R. Fricke, Director and Chairman
                                     of the Board and as Attorney In Fact for
                                     the Officers and Directors Whose Names
Steven J. Douglass                   Appear Opposite.
Director
                                SECURITY BENEFIT LIFE INSURANCE COMPANY
                                (The Depositor)
William W. Hanna
Director                        By:  KRIS A. ROBBINS
                                     -------------------------------------------
                                     Kris A. Robbins, Director, President and
John E. Hayes, Jr.                   Chief Executive Officer
Director
                                T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                                (The Registrant)
Pat A. Loconto
Director                        By:  SECURITY BENEFIT LIFE INSURANCE COMPANY
                                     (The Depositor)

Duane L. Fager                  By:  KRIS A. ROBBINS
Director                             -------------------------------------------
                                     Kris A. Robbins, Director, President and
                                     Chief Executive Officer
Robert C. Wheeler
Director                        By:  DONALD J. SCHEPKER
                                     -------------------------------------------
                                     Donald J. Schepker, Senior Vice President,
                                     Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                 Date:  April 1, 2002

                                  EXHIBIT INDEX

 (1) None

 (2) None

 (3) None

 (4) (a) None
     (b) None

 (5) (a) None
     (b) None

 (6) (a) None
     (b) None

 (7) None

 (8) (a) None
     (b) None

 (9) None

(10) Consent of Independent Auditors

(11) None

(12) None

(13) Schedule of Computation of Performance

(14) None